BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 0.1%
Summer BC Bidco B LLC(1)	5.50	10/31/26	$78,000	$75,239

AEROSPACE/DEFENSE – 9.2%
Bombardier, Inc.(1)	6.00	02/15/28	115,000	112,155
Bombardier, Inc.(1)	7.13	06/15/26	175,000	176,613
Bombardier, Inc.(1)	7.45	05/01/34	84,000	94,290
Bombardier, Inc.(1)	7.50	02/01/29	140,000	142,877
Bombardier, Inc.(1)	7.88	04/15/27	300,000	299,869
Bombardier, Inc.(1)	8.75	11/15/30	140,000	147,099
Moog, Inc.(1)	4.25	12/15/27	89,000	83,415
Rolls-Royce PLC(1)	3.63	10/14/25	172,000	166,422
Rolls-Royce PLC(1)	5.75	10/15/27	184,000	184,273
Spirit AeroSystems, Inc.	3.85	06/15/26	50,000	47,358
Spirit AeroSystems, Inc.	4.60	06/15/28	125,000	107,057
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	161,000	174,641
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	210,000	220,670
TransDigm, Inc.	4.63	01/15/29	209,000	195,652
TransDigm, Inc.	4.88	05/01/29	140,000	131,005
TransDigm, Inc.	5.50	11/15/27	457,000	445,008
TransDigm, Inc.(1)	6.25	03/15/26	775,000	770,357
TransDigm, Inc.(1)	6.75	08/15/28	360,000	366,341
TransDigm, Inc.(1)	6.88	12/15/30	250,000	256,069
TransDigm, Inc.(1)	7.13	12/01/31	160,000	166,964
TransDigm, Inc.	7.50	03/15/27	85,000	85,300
Triumph Group, Inc.	7.75	08/15/25	78,000	78,126
Triumph Group, Inc.(1)	9.00	03/15/28	210,000	221,844
				4,673,405
AIRLINES – 6.3%
Air Canada(1)	3.88	08/15/26	207,000	197,096
Allegiant Travel Co.(1)	7.25	08/15/27	100,000	97,839
American Airlines Group, Inc.(1)	3.75	03/01/25	87,000	84,852
American Airlines, Inc.(1)	7.25	02/15/28	135,000	136,940
American Airlines, Inc.(1)	8.50	05/15/29	160,000	169,702
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	459,750	455,098
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	530,000	521,011
Delta Air Lines, Inc.	3.75	10/28/29	84,000	77,261
Delta Air Lines, Inc.	4.38	04/19/28	64,000	61,700
Delta Air Lines, Inc.	7.38	01/15/26	145,000	150,250
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	208,000	195,910
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	78,000	50,985
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	115,000	75,170
United Airlines, Inc.(1)	4.38	04/15/26	348,000	336,013
United Airlines, Inc.(1)	4.63	04/15/29	349,000	323,124
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	175,000	126,863
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	105,000	87,800
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	75,000	63,624
				3,211,238

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.5%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	$110,000	$112,750
PM General Purchaser LLC(1)	9.50	10/01/28	109,000	110,325
Wabash National Corp.(1)	4.50	10/15/28	60,000	54,675
				277,750
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	119,000	108,168
Titan International, Inc.	7.00	04/30/28	60,000	59,863
				168,031
BUILDING MATERIALS – 7.3%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	95,000	97,675
Boise Cascade Co.(1)	4.88	07/01/30	60,000	55,700
Builders FirstSource, Inc.(1)	4.25	02/01/32	228,000	204,131
Builders FirstSource, Inc.(1)	5.00	03/01/30	87,000	83,593
Builders FirstSource, Inc.(1)	6.38	06/15/32	131,000	133,717
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	125,000	128,263
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	52,000	46,309
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	83,000	74,055
Eco Material Technologies, Inc.(1)	7.88	01/31/27	114,000	114,056
Emerald Debt Merger Sub LLC(1)	6.63	12/15/30	400,000	404,528
Griffon Corp.	5.75	03/01/28	176,000	172,668
James Hardie International Finance DAC(1)	5.00	01/15/28	60,000	58,186
JELD-WEN, Inc.(1)	4.88	12/15/27	60,000	56,950
Knife River Corp.(1)	7.75	05/01/31	80,000	84,107
Louisiana-Pacific Corp.(1)	3.63	03/15/29	52,000	46,727
Masonite International Corp.(1)	3.50	02/15/30	60,000	51,676
Masonite International Corp.(1)	5.38	02/01/28	95,000	92,730
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	78,000	71,069
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	107,000	102,923
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	105,000	101,776
PGT Innovations, Inc.(1)	4.38	10/01/29	99,000	99,838
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	192,000	187,859
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	190,000	199,786
Standard Industries, Inc./NJ(1)	3.38	01/15/31	192,000	163,438
Standard Industries, Inc./NJ(1)	4.38	07/15/30	280,000	254,701
Standard Industries, Inc./NJ(1)	4.75	01/15/28	178,000	170,412
Standard Industries, Inc./NJ(1)	5.00	02/15/27	140,000	136,122
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	112,000	108,595
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	55,000	54,811
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	140,000	145,581
				3,701,982
CHEMICALS – 10.0%
Ashland, Inc.(1)	3.38	09/01/31	82,000	69,283
Ashland, Inc.	6.88	05/15/43	50,000	49,519
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	150,000	99,798
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	63,000	29,609
Avient Corp.(1)	5.75	05/15/25	105,000	104,701
Avient Corp.(1)	7.13	08/01/30	135,000	138,597

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.0% (Continued)
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	$80,000	$83,428
Axalta Coating Systems LLC(1)	3.38	02/15/29	127,000	112,965
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	95,000	91,553
Chemours Co.(1)	4.63	11/15/29	115,000	99,986
Chemours Co.	5.38	05/15/27	88,000	85,702
Chemours Co.(1)	5.75	11/15/28	125,000	118,051
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	85,000	80,201
Element Solutions, Inc.(1)	3.88	09/01/28	145,000	132,629
GPD Cos, Inc.(1)	10.13	04/01/26	90,000	84,112
HB Fuller Co.	4.00	02/15/27	40,000	38,279
HB Fuller Co.	4.25	10/15/28	60,000	55,777
Herens Holdco Sarl(1)	4.75	05/15/28	55,000	46,390
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	83,000	81,206
INEOS Finance PLC(1)	6.75	05/15/28	65,000	63,629
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	65,000	68,339
Ingevity Corp.(1)	3.88	11/01/28	100,000	88,270
Innophos Holdings, Inc.(1)	9.38	02/15/28	45,000	38,189
Iris Holding, Inc.(1)	10.00	12/15/28	60,000	51,175
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	52,000	44,171
Mativ Holdings, Inc.(1)	6.88	10/01/26	55,000	52,712
Minerals Technologies, Inc.(1)	5.00	07/01/28	60,000	57,429
NOVA Chemicals Corp.(1)	4.25	05/15/29	121,000	102,014
NOVA Chemicals Corp.(1)	5.00	05/01/25	95,000	92,722
NOVA Chemicals Corp.(1)	5.25	06/01/27	163,000	151,760
NOVA Chemicals Corp.(1)	8.50	11/15/28	65,000	68,102
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	55,000	50,377
Olin Corp.	5.00	02/01/30	100,000	94,384
Olin Corp.	5.13	09/15/27	100,000	97,104
Olin Corp.	5.63	08/01/29	102,000	100,028
Olympus Water US Holding Corp.(1)	4.25	10/01/28	155,000	141,637
Olympus Water US Holding Corp.(1)	6.25	10/01/29	60,000	54,973
Olympus Water US Holding Corp.(1)	7.13	10/01/27	60,000	60,278
Olympus Water US Holding Corp.(1)	9.75	11/15/28	295,000	312,471
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	47,000	11,099
Rain Carbon, Inc.(1)	12.25	09/01/29	70,000	69,385
Rayonier AM Products, Inc.(1)	7.63	01/15/26	85,000	74,460
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	192,000	178,476
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	125,000	113,689
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	135,000	131,385
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	115,000	97,534
SNF Group SACA(1)	3.13	03/15/27	60,000	55,625
SNF Group SACA(1)	3.38	03/15/30	60,000	51,586
TPC Group, Inc.(1)	13.00	12/16/27	55,000	56,195
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	70,000	27,300
Tronox, Inc.(1)	4.63	03/15/29	187,000	165,292
Valvoline, Inc.(1)	3.63	06/15/31	102,000	87,319
Valvoline, Inc.(1)	4.25	02/15/30	90,000	89,478
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	135,000	112,231

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.0% (Continued)
WR Grace Holdings LLC(1)	4.88	06/15/27	$133,000	$127,344
WR Grace Holdings LLC(1)	5.63	08/15/29	198,000	174,750
WR Grace Holdings LLC(1)	7.38	03/01/31	60,000	61,183
				5,075,881
COAL – 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	7.50	05/01/25	44,000	43,957
SunCoke Energy, Inc.(1)	4.88	06/30/29	89,000	80,471
				124,428
COMMERCIAL SERVICES – 13.6%
ADT Security Corp.(1)	4.13	08/01/29	181,000	167,199
ADT Security Corp.(1)	4.88	07/15/32	130,000	119,226
Adtalem Global Education, Inc.(1)	5.50	03/01/28	70,000	66,135
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	108,000	106,194
Albion Financing 2 Sarl(1)	8.75	04/15/27	75,000	75,296
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	155,000	128,858
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	345,000	340,265
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	190,000	185,984
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	214,000	192,795
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	135,000	121,764
Alta Equipment Group, Inc.(1)	5.63	04/15/26	50,000	48,212
APi Group DE, Inc.(1)	4.13	07/15/29	65,000	59,549
APi Group DE, Inc.(1)	4.75	10/15/29	49,000	45,931
Aptim Corp.(1)	7.75	06/15/25	80,000	76,799
APX Group, Inc.(1)	5.75	07/15/29	150,000	142,605
APX Group, Inc.(1)	6.75	02/15/27	100,000	100,132
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	85,000	78,409
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	92,000	85,253
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	55,000	53,030
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	75,000	72,879
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	100,000	99,865
Brink’s Co.(1)	4.63	10/15/27	121,000	115,014
Brink’s Co.(1)	5.50	07/15/25	60,000	59,724
CoreLogic, Inc.(1)	4.50	05/01/28	135,000	119,786
Garda World Security Corp.(1)	4.63	02/15/27	90,000	85,140
Garda World Security Corp.(1)	6.00	06/01/29	95,000	83,513
Garda World Security Corp.(1)	7.75	02/15/28	60,000	61,106
Garda World Security Corp.(1)	9.50	11/01/27	120,000	120,824
Graham Holdings Co.(1)	5.75	06/01/26	60,000	59,300
Grand Canyon University	5.13	10/01/28	65,000	59,262
Herc Holdings, Inc.(1)	5.50	07/15/27	208,000	204,413
Hertz Corp.(1)	4.63	12/01/26	75,000	67,524
Hertz Corp.(1)	5.00	12/01/29	185,000	146,358
Korn Ferry(1)	4.63	12/15/27	60,000	57,431
Matthews International Corp.(1)	5.25	12/01/25	45,000	44,030
Neptune Bidco US, Inc.(1)	9.29	04/15/29	453,000	433,057
NESCO Holdings II, Inc.(1)	5.50	04/15/29	166,000	155,769
Port of Newcastle Investments Financing Pty Ltd.(1)	5.90	11/24/31	55,000	49,607

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 13.6% (Continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	$175,000	$161,360
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	233,000	233,113
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	225,000	223,170
Signal Parent, Inc.(1)	6.13	04/01/29	50,000	35,424
Sotheby’s(1)	7.38	10/15/27	138,000	132,831
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	45,000	38,886
TriNet Group, Inc.(1)	3.50	03/01/29	78,000	68,912
TriNet Group, Inc.(1)	7.13	08/15/31	80,000	81,751
United Rentals North America, Inc.	3.75	01/15/32	134,000	117,828
United Rentals North America, Inc.	3.88	11/15/27	120,000	114,423
United Rentals North America, Inc.	3.88	02/15/31	182,000	164,351
United Rentals North America, Inc.	4.00	07/15/30	133,000	121,754
United Rentals North America, Inc.	4.88	01/15/28	305,000	297,908
United Rentals North America, Inc.	5.25	01/15/30	140,000	137,698
United Rentals North America, Inc.	5.50	05/15/27	81,000	80,865
VT Topco, Inc.(1)	8.50	08/15/30	80,000	83,671
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	150,000	144,335
Williams Scotsman, Inc.(1)	4.63	08/15/28	75,000	71,063
Williams Scotsman, Inc.(1)	6.13	06/15/25	100,000	99,847
Williams Scotsman, Inc.(1)	7.38	10/01/31	95,000	99,567
WW International, Inc.(1)	4.50	04/15/29	75,000	35,303
ZipRecruiter, Inc.(1)	5.00	01/15/30	100,000	89,156
				6,921,454
COMPUTERS – 0.7%
ASGN, Inc.(1)	4.63	05/15/28	99,000	93,717
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	94,000	86,143
Crane NXT Co.	4.20	03/15/48	65,000	48,661
KBR, Inc.(1)	4.75	09/30/28	40,000	36,925
Science Applications International Corp.(1)	4.88	04/01/28	60,000	56,687
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(1)	5.75	06/01/25	50,000	49,777
				371,910
DISTRIBUTION/WHOLESALE – 2.0%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	60,000	53,523
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	133,000	124,781
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	120,000	114,754
H&E Equipment Services, Inc.(1)	3.88	12/15/28	220,000	199,943
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	85,000	86,812
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	160,000	168,811
Verde Purchaser LLC(1)	10.50	11/30/30	125,000	129,236
Windsor Holdings III LLC(1)	8.50	06/15/30	145,000	149,460
				1,027,320
ELECTRIC – 0.4%
Pike Corp.(1)	5.50	09/01/28	135,000	129,013
Pike Corp.(1)	8.63	01/31/31	60,000	63,550
				192,563

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 1.2%
EnerSys(1)	4.38	12/15/27	$45,000	$42,362
EnerSys(1)	6.63	01/15/32	60,000	60,772
WESCO Distribution, Inc.(1)	7.13	06/15/25	263,000	264,602
WESCO Distribution, Inc.(1)	7.25	06/15/28	235,000	241,564
				609,300
ELECTRONICS – 0.8%
Atkore, Inc.(1)	4.25	06/01/31	63,000	55,615
Imola Merger Corp.(1)	4.75	05/15/29	355,000	330,822
				386,437
ENGINEERING & CONSTRUCTION – 2.8%
AECOM	5.13	03/15/27	177,000	174,128
Arcosa, Inc.(1)	4.38	04/15/29	60,000	56,034
Artera Services LLC(1)	9.03	12/04/25	177,000	180,578
Brand Industrial Services, Inc.(1)	10.38	08/01/30	235,000	248,512
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	75,000	73,962
Dycom Industries, Inc.(1)	4.50	04/15/29	95,000	88,678
Fluor Corp.	4.25	09/15/28	100,000	96,429
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	65,000	58,778
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	64,000	59,030
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	50,000	43,043
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	52,000	51,899
TopBuild Corp.(1)	3.63	03/15/29	80,000	72,451
TopBuild Corp.(1)	4.13	02/15/32	75,000	65,618
Tutor Perini Corp.(1)	6.88	05/01/25	90,000	88,280
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	60,000	55,982
				1,413,402
ENVIRONMENTAL CONTROL – 3.6%
Clean Harbors, Inc.(1)	4.88	07/15/27	95,000	92,014
Clean Harbors, Inc.(1)	5.13	07/15/29	40,000	38,302
Clean Harbors, Inc.(1)	6.38	02/01/31	105,000	106,467
Covanta Holding Corp.(1)	4.88	12/01/29	140,000	121,050
Covanta Holding Corp.	5.00	09/01/30	68,000	57,956
Enviri Corp.(1)	5.75	07/31/27	85,000	79,987
GFL Environmental, Inc.(1)	3.50	09/01/28	140,000	126,856
GFL Environmental, Inc.(1)	3.75	08/01/25	126,000	122,670
GFL Environmental, Inc.(1)	4.00	08/01/28	120,000	110,182
GFL Environmental, Inc.(1)	4.25	06/01/25	95,000	93,422
GFL Environmental, Inc.(1)	4.38	08/15/29	85,000	78,055
GFL Environmental, Inc.(1)	4.75	06/15/29	128,000	120,293
GFL Environmental, Inc.(1)	5.13	12/15/26	100,000	97,730
GFL Environmental, Inc.(1)	6.75	01/15/31	175,000	179,205
Madison IAQ LLC(1)	4.13	06/30/28	135,000	124,187
Madison IAQ LLC(1)	5.88	06/30/29	166,000	147,651
Stericycle, Inc.(1)	3.88	01/15/29	95,000	86,458
Waste Pro USA, Inc.(1)	5.50	02/15/26	75,000	72,728
				1,855,213

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD SERVICE – 0.9%
Aramark Services, Inc.(1)	5.00	04/01/25	$95,000	$94,437
Aramark Services, Inc.(1)	5.00	02/01/28	201,000	194,398
TKC Holdings, Inc.(1)	6.88	05/15/28	65,000	59,376
TKC Holdings, Inc.(1)	10.50	05/15/29	132,000	119,572
				467,783
FOREST PRODUCTS & PAPER – 0.8%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	50,000	45,160
Domtar Corp.(1)	6.75	10/01/28	115,000	105,657
Glatfelter Corp.(1)	4.75	11/15/29	88,000	63,722
Mercer International, Inc.	5.13	02/01/29	160,000	137,531
Mercer International, Inc.	5.50	01/15/26	45,000	43,403
				395,473
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	60,000	63,225

HOLDING COMPANIES-DIVERS – 0.4%
Stena International SA(1)	6.13	02/01/25	60,000	60,000
Stena International SA(1)	7.25	01/15/31	120,000	120,168
				180,168
HOME BUILDERS – 4.0%
Adams Homes, Inc.(1)	9.25	10/15/28	40,000	41,020
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	56,000	50,457
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	65,000	58,890
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	50,000	49,313
Beazer Homes USA, Inc.	5.88	10/15/27	55,000	53,634
Beazer Homes USA, Inc.	7.25	10/15/29	74,000	74,408
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	80,000	71,016
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	60,000	54,726
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	110,000	106,899
Century Communities, Inc.(1)	3.88	08/15/29	100,000	90,074
Century Communities, Inc.	6.75	06/01/27	80,000	80,676
Dream Finders Homes, Inc.(1)	8.25	08/15/28	45,000	47,367
Empire Communities Corp.(1)	7.00	12/15/25	75,000	74,219
Installed Building Products, Inc.(1)	5.75	02/01/28	47,000	46,111
KB Home	4.00	06/15/31	63,000	55,621
KB Home	4.80	11/15/29	55,000	52,100
KB Home	6.88	06/15/27	49,000	50,577
KB Home	7.25	07/15/30	72,000	74,086
LGI Homes, Inc.(1)	4.00	07/15/29	47,000	40,257
LGI Homes, Inc.(1)	8.75	12/15/28	80,000	84,506
M/I Homes, Inc.	3.95	02/15/30	45,000	39,981
M/I Homes, Inc.	4.95	02/01/28	85,000	81,799
Mattamy Group Corp.(1)	4.63	03/01/30	117,000	106,780
Mattamy Group Corp.(1)	5.25	12/15/27	75,000	72,442
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	85,000	80,857
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	45,000	42,250
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	88,000	83,895

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.0% (Continued)
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	$83,000	$82,482
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	85,000	84,353
Tri Pointe Homes, Inc.	5.25	06/01/27	45,000	44,294
Tri Pointe Homes, Inc.	5.70	06/15/28	70,000	68,920
				2,044,010
INTERNET – 1.4%
EquipmentShare.com, Inc.(1)	9.00	05/15/28	180,000	182,871
Uber Technologies, Inc.(1)	4.50	08/15/29	270,000	256,072
Uber Technologies, Inc.(1)	6.25	01/15/28	105,000	105,675
Uber Technologies, Inc.(1)	7.50	09/15/27	182,000	186,108
				730,726
IRON/STEEL – 4.0%
ATI, Inc.	4.88	10/01/29	47,000	43,480
ATI, Inc.	5.13	10/01/31	65,000	59,397
ATI, Inc.	5.88	12/01/27	55,000	53,686
ATI, Inc.	7.25	08/15/30	90,000	92,697
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	90,000	82,451
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	130,000	131,922
Carpenter Technology Corp.	6.38	07/15/28	65,000	64,991
Carpenter Technology Corp.	7.63	03/15/30	60,000	62,112
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	55,000	51,626
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	70,000	63,091
Cleveland-Cliffs, Inc.	5.88	06/01/27	105,000	104,345
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	133,000	133,501
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	135,000	136,352
Commercial Metals Co.	3.88	02/15/31	65,000	57,541
Commercial Metals Co.	4.13	01/15/30	49,000	44,769
Commercial Metals Co.	4.38	03/15/32	45,000	40,235
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	65,000	66,364
Mineral Resources Ltd.(1)	8.00	11/01/27	125,000	127,948
Mineral Resources Ltd.(1)	8.13	05/01/27	115,000	116,267
Mineral Resources Ltd.(1)	8.50	05/01/30	97,000	99,878
Mineral Resources Ltd.(1)	9.25	10/01/28	200,000	211,500
TMS International Corp./DE(1)	6.25	04/15/29	52,000	44,784
United States Steel Corp.	6.65	06/01/37	40,000	41,867
United States Steel Corp.	6.88	03/01/29	96,000	97,379
				2,028,183
MACHINERY-CONSTRUCTION & MINING – 0.6%
BWX Technologies, Inc.(1)	4.13	06/30/28	65,000	61,085
BWX Technologies, Inc.(1)	4.13	04/15/29	80,000	74,190
Manitowoc Co., Inc.(1)	9.00	04/01/26	50,000	50,005
Terex Corp.(1)	5.00	05/15/29	110,000	104,065
				289,345
MACHINERY-DIVERSIFIED – 2.5%
ATS Corp.(1)	4.13	12/15/28	55,000	49,987
Chart Industries, Inc.(1)	7.50	01/01/30	258,000	265,164
Chart Industries, Inc.(1)	9.50	01/01/31	80,000	85,393

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 2.5% (Continued)
GrafTech Finance, Inc.(1)	4.63	12/15/28	$80,000	$53,056
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	90,000	67,370
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	90,000	94,162
Mueller Water Products, Inc.(1)	4.00	06/15/29	78,000	70,644
OT Merger Corp.(1)	7.88	10/15/29	47,000	28,445
SPX FLOW, Inc.(1)	8.75	04/01/30	88,000	86,740
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	115,000	115,407
TK Elevator Holdco GmbH(1)	7.63	07/15/28	65,000	64,512
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	280,000	270,307
				1,251,187
METAL FABRICATE/HARDWARE – 0.6%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	55,000	53,020
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	95,000	95,868
Park-Ohio Industries, Inc.	6.63	04/15/27	55,000	50,396
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	90,000	82,835
				282,119
MINING – 4.7%
Arsenal AIC Parent LLC(1)	8.00	10/01/30	120,000	125,318
Century Aluminum Co.(1)	7.50	04/01/28	40,000	38,711
Coeur Mining, Inc.(1)	5.13	02/15/29	48,000	43,742
Compass Minerals International, Inc.(1)	6.75	12/01/27	94,000	92,808
Constellium SE(1)	3.75	04/15/29	90,000	80,984
Constellium SE(1)	5.63	06/15/28	65,000	63,656
Constellium SE(1)	5.88	02/15/26	40,000	39,795
Eldorado Gold Corp.(1)	6.25	09/01/29	88,000	84,022
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	265,000	238,815
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	105,000	101,054
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	125,000	123,594
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	135,000	133,716
Hecla Mining Co.	7.25	02/15/28	73,000	73,181
Hudbay Minerals, Inc.(1)	4.50	04/01/26	102,000	98,943
Hudbay Minerals, Inc.(1)	6.13	04/01/29	110,000	108,726
IAMGOLD Corp.(1)	5.75	10/15/28	68,000	59,913
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	42,000	42,473
Kaiser Aluminum Corp.(1)	4.50	06/01/31	86,000	73,526
Kaiser Aluminum Corp.(1)	4.63	03/01/28	95,000	87,639
New Gold, Inc.(1)	7.50	07/15/27	73,000	72,709
Novelis Corp.(1)	3.25	11/15/26	115,000	107,794
Novelis Corp.(1)	3.88	08/15/31	137,000	118,995
Novelis Corp.(1)	4.75	01/30/30	293,000	272,078
Perenti Finance Pty Ltd.(1)	6.50	10/07/25	70,000	69,125
Taseko Mines Ltd.(1)	7.00	02/15/26	63,000	61,954
				2,413,271
MISCELLANEOUS MANUFACTURER – 1.7%
Amsted Industries, Inc.(1)	4.63	05/15/30	70,000	63,243
Amsted Industries, Inc.(1)	5.63	07/01/27	62,000	61,215
Calderys Financing LLC(1)	11.25	06/01/28	100,000	106,417

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 1.7% (Continued)
Enpro, Inc.	5.75	10/15/26	$55,000	$54,602
FXI Holdings, Inc.(1)	12.25	11/15/26	148,000	144,511
FXI Holdings, Inc.(1)	12.25	11/15/26	72,000	70,164
Hillenbrand, Inc.	3.75	03/01/31	55,000	47,646
Hillenbrand, Inc.	5.00	09/15/26	85,000	83,165
Hillenbrand, Inc.	5.75	06/15/25	60,000	59,751
LSB Industries, Inc.(1)	6.25	10/15/28	100,000	95,077
Trinity Industries, Inc.(1)	7.75	07/15/28	60,000	62,361
				848,152
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	47,000	44,033
Steelcase, Inc.	5.13	01/18/29	73,000	70,028
				114,061
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	60,000	54,211
Pitney Bowes, Inc.(1)	7.25	03/15/29	70,000	59,646
				113,857
PACKAGING & CONTAINERS – 10.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	90,000	78,754
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	190,000	154,216
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	110,000	108,871
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	215,000	193,305
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	133,000	130,144
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	125,000	93,627
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	176,000	131,827
Ball Corp.	2.88	08/15/30	235,000	200,540
Ball Corp.	3.13	09/15/31	155,000	131,409
Ball Corp.	4.88	03/15/26	135,000	133,438
Ball Corp.	5.25	07/01/25	180,000	179,691
Ball Corp.	6.00	06/15/29	175,000	176,752
Ball Corp.	6.88	03/15/28	115,000	118,856
Berry Global, Inc.(1)	4.50	02/15/26	40,000	38,898
Berry Global, Inc.(1)	5.63	07/15/27	100,000	99,238
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	80,000	78,316
Clearwater Paper Corp.(1)	4.75	08/15/28	45,000	42,122
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	80,000	79,686
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	196,000	186,453
Crown Americas LLC	5.25	04/01/30	84,000	81,250
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	60,000	57,887
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	160,000	156,802
Crown Cork & Seal Co., Inc.	7.38	12/15/26	70,000	73,389
Graham Packaging Co., Inc.(1)	7.13	08/15/28	89,000	79,522
Graphic Packaging International LLC(1)	3.50	03/15/28	85,000	78,556
Graphic Packaging International LLC(1)	3.50	03/01/29	60,000	54,071
Graphic Packaging International LLC(1)	3.75	02/01/30	80,000	71,566
Graphic Packaging International LLC(1)	4.75	07/15/27	42,000	40,821
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	125,000	117,838

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 10.9% (Continued)
Mauser Packaging Solutions Holding Co.(1)	7.88	08/15/26	$480,000	$485,401
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	230,000	222,300
OI European Group BV(1)	4.75	02/15/30	65,000	60,223
Owens-Brockway Glass Container, Inc.(1)	6.38	08/15/25	50,000	50,042
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	115,000	114,627
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	125,000	125,790
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	90,000	84,060
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	175,000	163,330
Sealed Air Corp.(1)	4.00	12/01/27	85,000	79,405
Sealed Air Corp.(1)	5.00	04/15/29	90,000	86,407
Sealed Air Corp.(1)	5.50	09/15/25	63,000	63,142
Sealed Air Corp.(1)	6.88	07/15/33	70,000	73,111
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	137,000	137,609
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	65,000	68,035
Silgan Holdings, Inc.	4.13	02/01/28	105,000	98,420
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	115,000	122,802
TriMas Corp.(1)	4.13	04/15/29	63,000	56,157
Trivium Packaging Finance BV(1)	5.50	08/15/26	186,000	181,771
Trivium Packaging Finance BV(1)	8.50	08/15/27	125,000	122,107
				5,562,584
RETAIL – 3.3%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	49,000	44,398
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	55,000	53,262
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	115,000	116,801
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	47,000	44,495
Foundation Building Materials, Inc.(1)	6.00	03/01/29	63,000	55,423
GYP Holdings III Corp.(1)	4.63	05/01/29	55,000	51,006
LBM Acquisition LLC(1)	6.25	01/15/29	130,000	118,137
Park River Holdings, Inc.(1)	5.63	02/01/29	65,000	53,105
Park River Holdings, Inc.(1)	6.75	08/01/29	45,000	38,196
Patrick Industries, Inc.(1)	4.75	05/01/29	70,000	64,565
Patrick Industries, Inc.(1)	7.50	10/15/27	50,000	50,293
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	130,000	127,921
SRS Distribution, Inc.(1)	4.63	07/01/28	98,000	91,521
SRS Distribution, Inc.(1)	6.00	12/01/29	150,000	140,387
SRS Distribution, Inc.(1)	6.13	07/01/29	90,000	85,253
Staples, Inc.(1)	7.50	04/15/26	355,000	332,660
Staples, Inc.(1)	10.75	04/15/27	160,000	124,163
White Capital Buyer LLC(1)	6.88	10/15/28	115,000	112,660
				1,704,246
SOFTWARE – 1.0%
Camelot Finance SA(1)	4.50	11/01/26	125,000	120,632
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	160,000	147,587
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	160,000	149,503
Dun & Bradstreet Corp.(1)	5.00	12/15/29	83,000	77,226
				494,948

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 1.7%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	$47,000	$39,988
Danaos Corp.(1)	8.50	03/01/28	40,000	40,934
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	115,000	101,326
GN Bondco LLC(1)	9.50	10/15/31	130,000	128,294
Rand Parent LLC(1)	8.50	02/15/30	150,000	148,618
RXO, Inc.(1)	7.50	11/15/27	55,000	56,700
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	110,000	109,426
XPO CNW, Inc.	6.70	05/01/34	60,000	61,538
XPO, Inc.(1)	7.13	06/01/31	70,000	71,742
XPO, Inc.(1)	7.13	02/01/32	110,000	112,208
				870,774
TOTAL CORPORATE BONDS (Cost – $49,011,751)				49,939,665

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Sumitomo Mitsui Trust Bank, London	4.67	02/01/24	449,934	449,934
TOTAL SHORT-TERM INVESTMENTS (Cost – $449,934)				449,934

TOTAL INVESTMENTS – 98.9% (Cost – $49,461,685)				$50,389,599
OTHER ASSETS LESS LIABILITIES – 1.1%				585,381
NET ASSETS – 100.0%				$50,974,980

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $42,684,984 and represents 83.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$49,939,665	$–	$49,939,665
Time Deposits	–	449,934	–	449,934
Total Investments	$–	$50,389,599	$–	$50,389,599

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.6%
ADVERTISING – 3.4%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$95,000	$89,408
Clear Channel International BV(1)	6.63	08/01/25	35,000	35,045
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	160,000	150,809
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	135,000	111,672
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	120,000	104,124
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	95,000	98,821
CMG Media Corp.(1)	8.88	12/15/27	112,000	87,507
Lamar Media Corp.	3.63	01/15/31	67,000	58,978
Lamar Media Corp.	3.75	02/15/28	72,000	67,015
Lamar Media Corp.	4.00	02/15/30	70,000	64,109
Lamar Media Corp.	4.88	01/15/29	50,000	48,426
Stagwell Global LLC(1)	5.63	08/15/29	137,000	125,493
				1,041,407
AUTO PARTS & EQUIPMENT – 1.5%
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	106,000	105,212
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/25	55,000	55,003
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	95,000	96,335
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	200,000	199,827
				456,377
COMMERCIAL SERVICES – 0.5%
Cimpress PLC	7.00	06/15/26	67,000	66,046
Deluxe Corp.(1)	8.00	06/01/29	65,000	58,581
RR Donnelley & Sons Co.(1)	9.75	07/31/28	35,000	34,984
				159,611
COMPUTERS – 6.1%
Ahead DB Holdings LLC(1)	6.63	05/01/28	47,000	41,362
Crowdstrike Holdings, Inc.	3.00	02/15/29	95,000	84,983
McAfee Corp.(1)	7.38	02/15/30	248,000	225,010
NCR Atleos Corp.(1)	9.50	04/01/29	170,000	182,499
NCR Voyix Corp.(1)	5.00	10/01/28	80,000	75,490
NCR Voyix Corp.(1)	5.13	04/15/29	162,000	151,718
NCR Voyix Corp.(1)	5.25	10/01/30	40,000	36,842
Presidio Holdings, Inc.(1)	4.88	02/01/27	65,000	63,063
Presidio Holdings, Inc.(1)	8.25	02/01/28	67,000	66,521
Seagate HDD Cayman	4.09	06/01/29	47,000	43,358
Seagate HDD Cayman	4.13	01/15/31	42,000	37,116
Seagate HDD Cayman	4.88	06/01/27	55,000	53,963
Seagate HDD Cayman	5.75	12/01/34	60,000	58,214
Seagate HDD Cayman(1)	8.25	12/15/29	75,000	80,818
Seagate HDD Cayman(1)	8.50	07/15/31	75,000	81,545
Seagate HDD Cayman	9.63	12/01/32	77,800	89,444
Unisys Corp.(1)	6.88	11/01/27	60,000	54,427
Vericast Corp.(1)	11.00	09/15/26	152,000	161,310
Virtusa Corp.(1)	7.13	12/15/28	42,000	36,952
Western Digital Corp.	4.75	02/15/26	288,000	280,358
				1,904,993

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 1.8%
Coherent Corp.(1)	5.00	12/15/29	$122,000	$114,353
Sensata Technologies BV(1)	4.00	04/15/29	125,000	114,553
Sensata Technologies BV(1)	5.00	10/01/25	90,000	89,667
Sensata Technologies BV(1)	5.88	09/01/30	60,000	59,345
Sensata Technologies, Inc.(1)	3.75	02/15/31	95,000	82,574
Sensata Technologies, Inc.(1)	4.38	02/15/30	55,000	50,730
TTM Technologies, Inc.(1)	4.00	03/01/29	65,000	58,653
				569,875
ENGINEERING & CONSTRUCTION – 0.7%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru(1)	4.05	04/27/26	45,000	41,153
Cellnex Finance Co. SA(1)	3.88	07/07/41	75,000	58,515
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	82,000	81,211
VM Consolidated, Inc.(1)	5.50	04/15/29	45,000	42,959
				223,838
ENTERTAINMENT – 1.2%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	80,000	40,533
Banijay Entertainment SASU(1)	8.13	05/01/29	50,000	51,733
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	92,000	70,044
WMG Acquisition Corp.(1)	3.00	02/15/31	130,000	110,262
WMG Acquisition Corp.(1)	3.75	12/01/29	69,000	62,227
WMG Acquisition Corp.(1)	3.88	07/15/30	35,000	31,220
				366,019
INTERNET – 5.5%
ANGI Group LLC(1)	3.88	08/15/28	60,000	51,640
Arches Buyer, Inc.(1)	4.25	06/01/28	120,000	107,423
Arches Buyer, Inc.(1)	6.13	12/01/28	60,000	51,883
Cablevision Lightpath LLC(1)	3.88	09/15/27	60,000	53,804
Cablevision Lightpath LLC(1)	5.63	09/15/28	50,000	42,295
Cars.com, Inc.(1)	6.38	11/01/28	50,000	48,854
Cogent Communications Group, Inc.(1)	3.50	05/01/26	62,000	59,204
Cogent Communications Group, Inc.(1)	7.00	06/15/27	60,000	60,235
Gen Digital, Inc.(1)	5.00	04/15/25	137,000	136,375
Gen Digital, Inc.(1)	6.75	09/30/27	110,000	111,770
Gen Digital, Inc.(1)	7.13	09/30/30	75,000	77,862
Getty Images, Inc.(1)	9.75	03/01/27	40,000	40,085
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	95,000	86,092
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	75,000	73,697
ION Trading Technologies Sarl(1)	5.75	05/15/28	55,000	50,442
Match Group Holdings II LLC(1)	3.63	10/01/31	62,000	53,054
Match Group Holdings II LLC(1)	4.13	08/01/30	60,000	54,032
Match Group Holdings II LLC(1)	4.63	06/01/28	38,000	35,799
Match Group Holdings II LLC(1)	5.00	12/15/27	75,000	72,617
Match Group Holdings II LLC(1)	5.63	02/15/29	45,000	43,796
Millennium Escrow Corp.(1)	6.63	08/01/26	95,000	60,896
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	70,000	52,996
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	55,000	59,516

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 5.5% (Continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	$65,000	$62,588
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	35,000	33,362
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	15,000	15,363
TripAdvisor, Inc.(1)	7.00	07/15/25	60,000	60,235
Ziff Davis, Inc.(1)	4.63	10/15/30	60,000	54,991
				1,710,906
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	110,000	102,182

MEDIA – 40.3%
Altice Financing SA(1)	5.00	01/15/28	155,000	139,389
Altice Financing SA(1)	5.75	08/15/29	252,000	219,882
AMC Networks, Inc.	4.25	02/15/29	122,000	93,981
AMC Networks, Inc.	4.75	08/01/25	102,000	98,364
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	35,000	22,619
Block Communications, Inc.(1)	4.88	03/01/28	35,000	31,474
Cable One, Inc.(1)	4.00	11/15/30	80,000	64,455
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	365,000	308,865
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	248,000	197,343
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	342,000	297,660
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	359,000	299,725
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	212,000	174,065
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	370,000	329,049
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	150,000	128,789
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	327,000	307,547
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	397,000	383,197
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	186,000	173,085
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	93,000	92,214
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	185,000	180,261
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	135,000	136,519
CSC Holdings LLC(1)	3.38	02/15/31	120,000	82,295
CSC Holdings LLC(1)	4.13	12/01/30	132,000	95,474
CSC Holdings LLC(1)	4.50	11/15/31	190,000	136,526
CSC Holdings LLC(1)	4.63	12/01/30	257,000	131,548
CSC Holdings LLC(1)	5.00	11/15/31	110,000	55,442
CSC Holdings LLC(1)	5.38	02/01/28	120,000	103,234
CSC Holdings LLC(1)	5.50	04/15/27	190,000	170,894
CSC Holdings LLC(1)	5.75	01/15/30	277,000	146,910
CSC Holdings LLC(1)	6.50	02/01/29	215,000	182,992
CSC Holdings LLC(1)	7.50	04/01/28	125,000	83,356
CSC Holdings LLC(1)	11.25	05/15/28	125,000	126,751
CSC Holdings LLC(1)	11.75	01/31/29	225,000	228,680
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	40,000	25,710
Directv Financing LLC(1)	8.88	02/01/30	80,000	81,665
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	470,000	447,172
DISH DBS Corp.	5.13	06/01/29	190,000	72,967
DISH DBS Corp.(1)	5.25	12/01/26	345,000	272,336

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 40.3% (Continued)
DISH DBS Corp.(1)	5.75	12/01/28	$310,000	$209,126
DISH DBS Corp.	7.38	07/01/28	132,000	58,180
DISH DBS Corp.	7.75	07/01/26	252,000	148,680
DISH Network Corp.(1)	11.75	11/15/27	425,000	443,909
Gannett Holdings LLC(1)	6.00	11/01/26	32,000	28,930
GCI LLC(1)	4.75	10/15/28	75,000	68,806
Gray Television, Inc.(1)	4.75	10/15/30	162,000	126,930
Gray Television, Inc.(1)	5.38	11/15/31	92,000	72,090
Gray Television, Inc.(1)	5.88	07/15/26	85,000	83,375
Gray Television, Inc.(1)	7.00	05/15/27	100,000	97,861
iHeartCommunications, Inc.(1)	4.75	01/15/28	55,000	41,158
iHeartCommunications, Inc.(1)	5.25	08/15/27	99,000	76,937
iHeartCommunications, Inc.	6.38	05/01/26	85,000	73,109
iHeartCommunications, Inc.	8.38	05/01/27	133,000	82,556
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	100,000	88,079
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	150,000	144,602
Liberty Interactive LLC	8.25	02/01/30	65,000	34,318
Liberty Interactive LLC	8.50	07/15/29	35,000	18,577
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	100,000	94,747
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	80,000	74,262
Midcontinent Communications/Midcontinent Finance Corp.(1)	5.38	08/15/27	45,000	43,635
News Corp.(1)	3.88	05/15/29	125,000	115,012
News Corp.(1)	5.13	02/15/32	60,000	56,427
Nexstar Media, Inc.(1)	4.75	11/01/28	125,000	114,630
Nexstar Media, Inc.(1)	5.63	07/15/27	213,000	207,601
Paramount Global	6.25	02/28/57	80,000	69,325
Paramount Global	6.38	03/30/62	127,000	113,499
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	117,000	90,590
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	122,000	52,640
Scripps Escrow II, Inc.(1)	3.88	01/15/29	65,000	55,952
Scripps Escrow II, Inc.(1)	5.38	01/15/31	45,000	34,237
Scripps Escrow, Inc.(1)	5.88	07/15/27	55,000	49,639
Sinclair Television Group, Inc.(1)	4.13	12/01/30	92,000	71,160
Sinclair Television Group, Inc.(1)	5.13	02/15/27	30,000	28,236
Sinclair Television Group, Inc.(1)	5.50	03/01/30	65,000	50,155
Sirius XM Radio, Inc.(1)	3.13	09/01/26	123,000	114,906
Sirius XM Radio, Inc.(1)	3.88	09/01/31	185,000	154,359
Sirius XM Radio, Inc.(1)	4.00	07/15/28	250,000	227,211
Sirius XM Radio, Inc.(1)	4.13	07/01/30	185,000	162,023
Sirius XM Radio, Inc.(1)	5.00	08/01/27	185,000	177,975
Sirius XM Radio, Inc.(1)	5.50	07/01/29	157,000	149,272
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	37,000	19,558
Sunrise FinCo I BV(1)	4.88	07/15/31	156,000	137,030
Sunrise HoldCo IV BV(1)	5.50	01/15/28	55,000	52,644
TEGNA, Inc.	4.63	03/15/28	125,000	116,744
TEGNA, Inc.(1)	4.75	03/15/26	67,000	65,230
TEGNA, Inc.	5.00	09/15/29	135,000	124,784
Townsquare Media, Inc.(1)	6.88	02/01/26	65,000	63,672

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 40.3% (Continued)
Univision Communications, Inc.(1)	4.50	05/01/29	$132,000	$117,394
Univision Communications, Inc.(1)	6.63	06/01/27	185,000	183,142
Univision Communications, Inc.(1)	7.38	06/30/30	115,000	112,857
Univision Communications, Inc.(1)	8.00	08/15/28	150,000	152,734
Urban One, Inc.(1)	7.38	02/01/28	80,000	70,997
Videotron Ltd.(1)	3.63	06/15/29	55,000	50,228
Videotron Ltd.(1)	5.13	04/15/27	85,000	83,792
Virgin Media Finance PLC(1)	5.00	07/15/30	117,000	104,572
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	115,000	102,844
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	175,000	168,449
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	65,000	61,241
VZ Secured Financing BV(1)	5.00	01/15/32	192,000	167,965
Ziggo Bond Co. BV(1)	5.13	02/28/30	60,000	50,665
Ziggo Bond Co. BV(1)	6.00	01/15/27	75,000	73,650
Ziggo BV(1)	4.88	01/15/30	122,000	109,212
				12,516,555
OFFICE/BUSINESS EQUIPMENT – 0.8%
Xerox Corp.	4.80	03/01/35	32,000	23,966
Xerox Corp.	6.75	12/15/39	45,000	37,899
Xerox Holdings Corp.(1)	5.00	08/15/25	90,000	87,990
Xerox Holdings Corp.(1)	5.50	08/15/28	95,000	86,659
				236,514
PACKAGING & CONTAINERS – 1.0%
LABL, Inc.(1)	5.88	11/01/28	65,000	58,317
LABL, Inc.(1)	6.75	07/15/26	90,000	87,640
LABL, Inc.(1)	8.25	11/01/29	60,000	49,163
LABL, Inc.(1)	9.50	11/01/28	35,000	34,953
LABL, Inc.(1)	10.50	07/15/27	80,000	76,613
				306,686
SEMICONDUCTORS – 2.1%
Amkor Technology, Inc.(1)	6.63	09/15/27	65,000	65,637
ams-OSRAM AG(1)	12.25	03/30/29	50,000	54,111
Entegris, Inc.(1)	3.63	05/01/29	50,000	45,144
Entegris, Inc.(1)	4.38	04/15/28	50,000	47,197
Entegris, Inc.(1)	4.75	04/15/29	200,000	191,347
Entegris, Inc.(1)	5.95	06/15/30	112,000	110,722
ON Semiconductor Corp.(1)	3.88	09/01/28	90,000	82,320
Synaptics, Inc.(1)	4.00	06/15/29	50,000	44,386
				640,864
SOFTWARE – 9.9%
Alteryx, Inc.(1)	8.75	03/15/28	60,000	64,306
Boxer Parent Co., Inc.(1)	7.13	10/02/25	77,000	77,202
Boxer Parent Co., Inc.(1)	9.13	03/01/26	40,000	40,135
Capstone Borrower, Inc.(1)	8.00	06/15/30	50,000	51,922
Castle US Holding Corp.(1)	9.50	02/15/28	40,000	19,893
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	95,000	97,589

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 9.9% (Continued)
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	$95,000	$96,879
Cloud Software Group, Inc.(1)	6.50	03/31/29	503,000	470,045
Cloud Software Group, Inc.(1)	9.00	09/30/29	465,000	440,519
Elastic NV(1)	4.13	07/15/29	70,000	63,572
Fair Isaac Corp.(1)	4.00	06/15/28	114,000	106,257
Fair Isaac Corp.(1)	5.25	05/15/26	50,000	49,418
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	45,000	40,998
MicroStrategy, Inc.(1)	6.13	06/15/28	60,000	57,298
Open Text Corp.(1)	3.88	02/15/28	105,000	97,618
Open Text Corp.(1)	3.88	12/01/29	112,000	101,110
Open Text Holdings, Inc.(1)	4.13	02/15/30	115,000	104,184
Open Text Holdings, Inc.(1)	4.13	12/01/31	80,000	71,137
PTC, Inc.(1)	3.63	02/15/25	62,000	60,916
PTC, Inc.(1)	4.00	02/15/28	65,000	61,400
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	55,000	21,591
RingCentral, Inc.(1)	8.50	08/15/30	50,000	51,594
ROBLOX Corp.(1)	3.88	05/01/30	127,000	111,669
Rocket Software, Inc.(1)	6.50	02/15/29	70,000	60,089
SS&C Technologies, Inc.(1)	5.50	09/30/27	250,000	245,650
Twilio, Inc.	3.63	03/15/29	63,000	56,979
Twilio, Inc.	3.88	03/15/31	63,000	55,607
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	217,000	185,630
West Technology Group LLC(1)	8.50	04/10/27	45,000	38,925
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	80,000	71,149
				3,071,281
TELECOMMUNICATIONS – 22.5%
Altice France Holding SA(1)	6.00	02/15/28	135,000	60,376
Altice France Holding SA(1)	10.50	05/15/27	195,000	112,274
Altice France SA/France(1)	5.13	01/15/29	60,000	44,451
Altice France SA/France(1)	5.13	07/15/29	312,000	228,378
Altice France SA/France(1)	5.50	01/15/28	140,000	109,417
Altice France SA/France(1)	5.50	10/15/29	248,000	183,025
Altice France SA/France(1)	8.13	02/01/27	207,000	185,171
British Telecommunications PLC(1)	4.25	11/23/81	65,000	61,009
British Telecommunications PLC(1)	4.88	11/23/81	62,000	54,665
C&W Senior Financing DAC(1)	6.88	09/15/27	132,000	125,213
Ciena Corp.(1)	4.00	01/31/30	50,000	46,109
CommScope Technologies LLC(1)	5.00	03/15/27	112,000	41,384
CommScope Technologies LLC(1)	6.00	06/15/25	155,000	123,361
CommScope, Inc.(1)	4.75	09/01/29	155,000	102,591
CommScope, Inc.(1)	6.00	03/01/26	190,000	164,818
CommScope, Inc.(1)	7.13	07/01/28	60,000	25,850
CommScope, Inc.(1)	8.25	03/01/27	107,000	46,989
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	260,000	254,299
Consolidated Communications, Inc.(1)	5.00	10/01/28	55,000	45,072
Consolidated Communications, Inc.(1)	6.50	10/01/28	87,000	75,037
Embarq Corp.	8.00	06/01/36	150,000	89,075
Frontier Communications Holdings LLC(1)	5.00	05/01/28	215,000	198,553

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 22.5% (Continued)
Frontier Communications Holdings LLC(1)	5.88	10/15/27	$150,000	$144,371
Frontier Communications Holdings LLC	5.88	11/01/29	95,000	80,586
Frontier Communications Holdings LLC(1)	6.00	01/15/30	125,000	106,103
Frontier Communications Holdings LLC(1)	6.75	05/01/29	125,000	110,924
Frontier Communications Holdings LLC(1)	8.63	03/15/31	90,000	91,389
Frontier Communications Holdings LLC(1)	8.75	05/15/30	152,000	155,809
GoTo Group, Inc.(1)	5.50	09/01/27	117,000	48,263
Hughes Satellite Systems Corp.	5.25	08/01/26	95,000	80,513
Hughes Satellite Systems Corp.	6.63	08/01/26	90,000	61,647
Iliad Holding SASU(1)	6.50	10/15/26	150,000	147,140
Iliad Holding SASU(1)	7.00	10/15/28	105,000	104,245
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	375,000	355,161
Level 3 Financing, Inc.(1)	3.40	03/01/27	95,000	83,125
Level 3 Financing, Inc.(1)	3.63	01/15/29	105,000	31,500
Level 3 Financing, Inc.(1)	3.75	07/15/29	112,000	32,480
Level 3 Financing, Inc.(1)	3.88	11/15/29	95,000	70,300
Level 3 Financing, Inc.(1)	4.25	07/01/28	147,000	49,980
Level 3 Financing, Inc.(1)	4.63	09/15/27	123,000	65,805
Level 3 Financing, Inc.(1)	10.50	05/15/30	112,000	112,000
Lumen Technologies, Inc.(1)	4.00	02/15/27	158,000	82,486
Lumen Technologies, Inc.(1)	4.50	01/15/29	47,000	11,081
Lumen Technologies, Inc.(1)	5.13	12/15/26	55,000	35,338
Lumen Technologies, Inc.	7.60	09/15/39	42,000	10,845
Lumen Technologies, Inc.	7.65	03/15/42	35,000	10,248
Millicom International Cellular SA(1)	4.50	04/27/31	115,000	96,972
Millicom International Cellular SA(1)	5.13	01/15/28	45,000	42,184
Millicom International Cellular SA(1)	6.25	03/25/29	74,700	71,343
Qwest Corp.	7.25	09/15/25	30,000	29,414
Rogers Communications, Inc.(1)	5.25	03/15/82	95,000	90,707
Sable International Finance Ltd.(1)	5.75	09/07/27	80,000	77,464
Telecom Italia Capital SA	6.00	09/30/34	82,000	76,957
Telecom Italia Capital SA	6.38	11/15/33	165,000	160,053
Telecom Italia Capital SA	7.20	07/18/36	125,000	125,594
Telecom Italia Capital SA	7.72	06/04/38	120,000	123,936
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	45,000	26,709
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	65,000	39,401
United States Cellular Corp.	6.70	12/15/33	70,000	72,157
Viasat, Inc.(1)	5.63	09/15/25	90,000	87,031
Viasat, Inc.(1)	5.63	04/15/27	75,000	70,494
Viasat, Inc.(1)	6.50	07/15/28	50,000	38,630
Viasat, Inc.(1)	7.50	05/30/31	90,000	66,825
Viavi Solutions, Inc.(1)	3.75	10/01/29	50,000	43,614
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	157,000	137,426
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	175,000	156,951
Vodafone Group PLC	3.25	06/04/81	64,000	59,713
Vodafone Group PLC	4.13	06/04/81	117,000	101,777
Vodafone Group PLC	5.13	06/04/81	120,000	90,884
Vodafone Group PLC	7.00	04/04/79	250,000	258,896

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 22.5% (Continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	$175,000	$153,555
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	185,000	140,890
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	132,000	88,004
				6,986,037
TOTAL CORPORATE BONDS (Cost – $30,051,753)				30,293,145

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Citibank, New York	4.67	02/01/24	177,181	177,181
TOTAL SHORT-TERM INVESTMENTS (Cost – $177,181)				177,181

TOTAL INVESTMENTS – 98.2% (Cost – $30,228,934)				$30,470,326
OTHER ASSETS LESS LIABILITIES – 1.8%				560,821
NET ASSETS – 100.0%				$31,031,147

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $26,329,579 and represents 84.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$30,293,145	$–	$30,293,145
Time Deposits	–	177,181	–	177,181
Total Investments	$–	$30,470,326	$–	$30,470,326

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.2%
BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$63,000	$23,577

COMMERCIAL SERVICES – 7.3%
AMN Healthcare, Inc.(1)	4.00	04/15/29	35,000	31,797
AMN Healthcare, Inc.(1)	4.63	10/01/27	85,000	81,099
Carriage Services, Inc.(1)	4.25	05/15/29	58,000	50,359
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	148,000	131,536
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	140,000	111,522
Service Corp. International/US	3.38	08/15/30	120,000	104,731
Service Corp. International/US	4.00	05/15/31	113,000	100,686
Service Corp. International/US	4.63	12/15/27	78,000	75,730
Service Corp. International/US	5.13	06/01/29	111,000	108,641
StoneMor, Inc.(1)	8.50	05/15/29	58,000	45,146
Verscend Escrow Corp.(1)	9.75	08/15/26	155,000	155,736
				996,983
HEALTHCARE-PRODUCTS – 13.8%
Avantor Funding, Inc.(1)	3.88	11/01/29	115,000	104,486
Avantor Funding, Inc.(1)	4.63	07/15/28	217,000	206,796
Bausch & Lomb Escrow Corp.(1)	8.38	10/01/28	205,000	212,958
Embecta Corp.(1)	5.00	02/15/30	74,000	60,616
Garden Spinco Corp.(1)	8.63	07/20/30	50,000	53,538
Hologic, Inc.(1)	3.25	02/15/29	140,000	126,000
Hologic, Inc.(1)	4.63	02/01/28	53,000	51,191
Medline Borrower LP(1)	3.88	04/01/29	645,000	584,550
Medline Borrower LP(1)	5.25	10/01/29	355,000	331,321
Teleflex, Inc.(1)	4.25	06/01/28	73,000	69,321
Teleflex, Inc.	4.63	11/15/27	70,000	67,971
				1,868,748
HEALTHCARE-SERVICES – 53.5%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	73,000	69,684
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	58,000	56,752
AHP Health Partners, Inc.(1)	5.75	07/15/29	45,000	40,373
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	78,000	68,640
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	96,000	84,450
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	70,000	67,415
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	65,000	59,173
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	73,000	64,924
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	78,000	73,757
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	148,000	117,606
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	212,000	175,751
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	263,000	243,287
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	126,000	113,961
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	172,000	112,168
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	190,000	129,351
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	133,000	131,201
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	138,000	136,025
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	110,000	115,207

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 53.5% (Continued)
DaVita, Inc.(1)	3.75	02/15/31	$212,000	$174,956
DaVita, Inc.(1)	4.63	06/01/30	393,000	348,023
Encompass Health Corp.	4.50	02/01/28	110,000	105,170
Encompass Health Corp.	4.63	04/01/31	50,000	45,968
Encompass Health Corp.	4.75	02/01/30	120,000	112,645
Encompass Health Corp.	5.75	09/15/25	52,000	51,880
Fortrea Holdings, Inc.(1)	7.50	07/01/30	85,000	86,493
Global Medical Response, Inc.(1)	6.50	10/01/25	85,000	72,947
HealthEquity, Inc.(1)	4.50	10/01/29	85,000	79,466
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	8.50	05/01/26	45,000	44,597
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	100,000	104,382
IQVIA, Inc.(1)	5.00	10/15/26	133,000	130,200
IQVIA, Inc.(1)	5.00	05/15/27	175,000	171,191
IQVIA, Inc.(1)	6.50	05/15/30	70,000	71,492
Legacy LifePoint Health LLC(1)	4.38	02/15/27	85,000	79,240
LifePoint Health, Inc.(1)	5.38	01/15/29	73,000	57,786
LifePoint Health, Inc.(1)	9.88	08/15/30	100,000	102,382
LifePoint Health, Inc.(1)	11.00	10/15/30	165,000	175,778
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	70,000	56,854
ModivCare, Inc.(1)	5.88	11/15/25	73,000	72,160
Molina Healthcare, Inc.(1)	3.88	11/15/30	95,000	83,353
Molina Healthcare, Inc.(1)	3.88	05/15/32	109,000	93,370
Molina Healthcare, Inc.(1)	4.38	06/15/28	115,000	107,904
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	58,000	52,047
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	125,000	124,477
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	185,000	184,863
Select Medical Corp.(1)	6.25	08/15/26	176,000	176,099
Star Parent, Inc.(1)	9.00	10/01/30	145,000	152,649
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	47,000	47,340
Tenet Healthcare Corp.	4.25	06/01/29	200,000	185,838
Tenet Healthcare Corp.	4.38	01/15/30	210,000	194,493
Tenet Healthcare Corp.	4.63	06/15/28	85,000	80,689
Tenet Healthcare Corp.	4.88	01/01/26	293,000	290,640
Tenet Healthcare Corp.	5.13	11/01/27	210,000	204,091
Tenet Healthcare Corp.	6.13	10/01/28	345,000	344,022
Tenet Healthcare Corp.	6.13	06/15/30	285,000	285,250
Tenet Healthcare Corp.	6.25	02/01/27	213,000	212,559
Tenet Healthcare Corp.(1)	6.75	05/15/31	205,000	209,938
Tenet Healthcare Corp.	6.88	11/15/31	47,000	48,266
Toledo Hospital	4.98	11/15/45	40,000	27,450
Toledo Hospital	5.33	11/15/28	45,000	41,906
Toledo Hospital	6.02	11/15/48	57,000	44,888
US Acute Care Solutions LLC(1)	6.38	03/01/26	103,000	90,102
				7,285,569
PHARMACEUTICALS – 19.4%
180 Medical, Inc.(1)	3.88	10/15/29	70,000	62,631
AdaptHealth LLC(1)	4.63	08/01/29	65,000	51,085
AdaptHealth LLC(1)	5.13	03/01/30	100,000	78,322

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 19.4% (Continued)
AdaptHealth LLC(1)	6.13	08/01/28	$45,000	$39,442
Bausch Health Cos, Inc.(1)	4.88	06/01/28	235,000	133,089
Bausch Health Cos, Inc.(1)	5.50	11/01/25	250,000	230,000
Bausch Health Cos, Inc.(1)	5.75	08/15/27	70,000	41,888
Bausch Health Cos, Inc.(1)	6.13	02/01/27	130,000	82,387
Bausch Health Cos, Inc.(1)	11.00	09/30/28	250,000	170,700
Bausch Health Cos, Inc.(1)	14.00	10/15/30	45,000	25,381
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	70,000	67,095
Elanco Animal Health, Inc.	6.65	08/28/28	103,000	104,802
Grifols SA(1)	4.75	10/15/28	103,000	88,682
Jazz Securities DAC(1)	4.38	01/15/29	217,000	200,382
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	110,000	119,511
Option Care Health, Inc.(1)	4.38	10/31/29	74,000	67,602
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	298,000	272,914
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	290,000	249,328
Owens & Minor, Inc.(1)	4.50	03/31/29	68,000	59,730
Owens & Minor, Inc.(1)	6.63	04/01/30	81,000	77,226
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	68,000	55,572
Perrigo Finance Unlimited Co.	4.38	03/15/26	105,000	102,751
Perrigo Finance Unlimited Co.	4.65	06/15/30	105,000	96,266
Perrigo Finance Unlimited Co.	4.90	12/15/44	43,000	34,088
Prestige Brands, Inc.(1)	3.75	04/01/31	92,000	79,862
Prestige Brands, Inc.(1)	5.13	01/15/28	55,000	53,885
				2,644,621
SOFTWARE – 3.0%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	336,000	300,491
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	45,000	42,706
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	70,000	62,935
				406,132
TOTAL CORPORATE BONDS (Cost – $13,106,138)				13,225,630

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Barclays, London	4.67	02/01/24	69,241	69,241
TOTAL SHORT-TERM INVESTMENTS (Cost – $69,241)				69,241

TOTAL INVESTMENTS – 97.7% (Cost – $13,175,379)				$13,294,871
OTHER ASSETS LESS LIABILITIES – 2.3%				319,042
NET ASSETS – 100.0%				$13,613,913

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $10,154,209 and represents 74.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$13,225,630	$–	$13,225,630
Time Deposits	–	69,241	–	69,241
Total Investments	$–	$13,294,871	$–	$13,294,871

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 1.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$130,000	$116,021
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	128,000	113,426
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	167,000	160,007
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	110,000	115,316
				504,770
BANKS – 8.2%
Banc of California	3.25	05/01/31	100,000	90,000
Dresdner Funding Trust I(1)	8.15	06/30/31	250,000	278,293
Freedom Mortgage Corp.(1)	6.63	01/15/27	130,000	124,970
Freedom Mortgage Corp.(1)	7.63	05/01/26	130,000	129,568
Freedom Mortgage Corp.(1)	12.00	10/01/28	200,000	219,705
Freedom Mortgage Corp.(1)	12.25	10/01/30	130,000	145,030
Intesa Sanpaolo SpA(1)	4.20	06/01/32	195,000	161,596
Intesa Sanpaolo SpA(1)	4.95	06/01/42	195,000	141,650
Intesa Sanpaolo SpA(1)	5.71	01/15/26	370,000	368,991
Popular, Inc.	7.25	03/13/28	105,000	108,971
Standard Chartered PLC(1),(2)	7.01	–	190,000	194,828
Texas Capital Bancshares, Inc.	4.00	05/06/31	95,000	87,587
UniCredit SpA(1)	5.46	06/30/35	382,000	358,472
UniCredit SpA(1)	5.86	06/19/32	247,000	242,208
UniCredit SpA(1)	7.30	04/02/34	322,000	333,211
Valley National Bancorp	3.00	06/15/31	80,000	68,431
Western Alliance Bancorp	3.00	06/15/31	150,000	133,875
				3,187,386
COMMERCIAL SERVICES – 4.6%
Block, Inc.	2.75	06/01/26	250,000	234,218
Block, Inc.	3.50	06/01/31	257,000	221,705
CoreCivic, Inc.	8.25	04/15/26	152,000	155,898
CPI CG, Inc.(1)	8.63	03/15/26	63,000	62,030
GEO Group, Inc.	10.50	06/30/28	75,000	76,358
GTCR W-2 Merger Sub LLC(1)	7.50	01/15/31	550,000	571,747
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	125,000	123,475
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	90,000	80,364
PROG Holdings, Inc.(1)	6.00	11/15/29	150,000	137,121
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	115,000	112,287
				1,775,203
DIVERSIFIED FINANCIAL SERVICES – 33.0%
AG Issuer LLC(1)	6.25	03/01/28	130,000	128,515
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	125,000	129,869
Ally Financial, Inc.	5.75	11/20/25	265,000	265,848
Ally Financial, Inc.	6.70	02/14/33	130,000	130,580
Aretec Group, Inc.(1)	7.50	04/01/29	105,000	97,826
Aretec Group, Inc.(1)	10.00	08/15/30	175,000	189,223
Armor Holdco, Inc.(1)	8.50	11/15/29	90,000	84,218
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	225,000	224,910
Brightsphere Investment Group, Inc.	4.80	07/27/26	65,000	61,999

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 33.0% (Continued)
Burford Capital Global Finance LLC(1)	6.25	04/15/28	$105,000	$101,529
Burford Capital Global Finance LLC(1)	6.88	04/15/30	95,000	92,120
Burford Capital Global Finance LLC(1)	9.25	07/01/31	155,000	161,781
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	110,000	104,529
Coinbase Global, Inc.(1)	3.38	10/01/28	250,000	205,225
Coinbase Global, Inc.(1)	3.63	10/01/31	190,000	142,754
Credit Acceptance Corp.	6.63	03/15/26	105,000	105,067
Credit Acceptance Corp.(1)	9.25	12/15/28	155,000	162,945
Curo Group Holdings Corp.(1)	7.50	08/01/28	75,000	18,416
Curo Group Holdings Corp.(1)	7.50	08/01/28	160,000	58,000
Enova International, Inc.(1)	8.50	09/15/25	90,000	89,073
Enova International, Inc.(1)	11.25	12/15/28	105,000	109,896
Finance of America Funding LLC(1)	7.88	11/15/25	80,000	63,070
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	125,000	126,682
GGAM Finance Ltd.(1)	7.75	05/15/26	100,000	102,012
GGAM Finance Ltd.(1)	8.00	02/15/27	175,000	180,509
GGAM Finance Ltd.(1)	8.00	06/15/28	155,000	161,421
goeasy Ltd.(1)	4.38	05/01/26	85,000	81,247
goeasy Ltd.(1)	9.25	12/01/28	140,000	148,894
Hightower Holding LLC(1)	6.75	04/15/29	80,000	72,763
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	153,000	140,022
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	252,000	227,709
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	70,000	67,408
LD Holdings Group LLC(1)	6.13	04/01/28	150,000	122,488
LD Holdings Group LLC(1)	6.50	11/01/25	130,000	122,512
LFS Topco LLC(1)	5.88	10/15/26	70,000	64,436
Macquarie Airfinance Holdings Ltd.(1)	8.13	03/30/29	130,000	135,002
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	120,000	126,145
Midcap Financial Issuer Trust(1)	5.63	01/15/30	105,000	89,775
Midcap Financial Issuer Trust(1)	6.50	05/01/28	250,000	228,536
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	118,000	115,093
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	165,000	148,509
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	220,000	209,129
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	155,000	143,059
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	152,000	149,184
Navient Corp.	4.88	03/15/28	125,000	113,654
Navient Corp.	5.00	03/15/27	170,000	162,311
Navient Corp.	5.50	03/15/29	195,000	176,285
Navient Corp.	5.63	08/01/33	154,000	122,452
Navient Corp.	6.75	06/25/25	130,000	130,875
Navient Corp.	6.75	06/15/26	130,000	130,696
Navient Corp.	9.38	07/25/30	130,000	135,688
Navient Corp.	11.50	03/15/31	120,000	131,165
NFP Corp.(1)	4.88	08/15/28	145,000	143,960
NFP Corp.(1)	6.88	08/15/28	515,000	518,317
NFP Corp.(1)	7.50	10/01/30	90,000	94,597
NFP Corp.(1)	8.50	10/01/31	95,000	104,609
OneMain Finance Corp.	3.50	01/15/27	195,000	178,620

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 33.0% (Continued)
OneMain Finance Corp.	3.88	09/15/28	$158,000	$138,789
OneMain Finance Corp.	4.00	09/15/30	207,000	175,481
OneMain Finance Corp.	5.38	11/15/29	175,000	162,083
OneMain Finance Corp.	6.63	01/15/28	195,000	194,491
OneMain Finance Corp.	6.88	03/15/25	310,000	311,409
OneMain Finance Corp.	7.13	03/15/26	412,000	417,916
OneMain Finance Corp.	7.88	03/15/30	180,000	183,024
OneMain Finance Corp.	9.00	01/15/29	230,000	242,465
Osaic Holdings, Inc.(1)	10.75	08/01/27	105,000	107,628
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	105,000	99,719
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	155,000	140,653
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	170,000	167,803
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	130,000	120,529
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	195,000	201,023
PHH Mortgage Corp.(1)	7.88	03/15/26	95,000	87,722
PRA Group, Inc.(1)	5.00	10/01/29	87,000	70,262
PRA Group, Inc.(1)	7.38	09/01/25	75,000	75,533
PRA Group, Inc.(1)	8.38	02/01/28	105,000	100,082
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	285,000	261,753
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	195,000	173,507
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	314,000	274,709
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	220,000	186,963
SLM Corp.	3.13	11/02/26	130,000	121,835
SLM Corp.	4.20	10/29/25	120,000	116,771
StoneX Group, Inc.(1)	8.63	06/15/25	90,000	91,020
Synchrony Financial	7.25	02/02/33	185,000	185,015
United Wholesale Mortgage LLC(1)	5.50	11/15/25	200,000	197,694
United Wholesale Mortgage LLC(1)	5.50	04/15/29	180,000	170,165
United Wholesale Mortgage LLC(1)	5.75	06/15/27	128,000	125,719
World Acceptance Corp.(1)	7.00	11/01/26	65,000	60,140
				12,795,060
ELECTRIC – 0.2%
Terraform Global Operating LP(1)	6.13	03/01/26	85,000	84,112

ELECTRONICS – 0.3%
Likewize Corp.(1)	9.75	10/15/25	110,000	111,566

ENGINEERING & CONSTRUCTION – 0.1%
INNOVATE Corp.(1)	8.50	02/01/26	75,000	56,719

ENTERTAINMENT – 0.3%
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	125,000	125,248

INSURANCE – 14.3%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	180,000	161,568
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	127,000	116,613
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	230,000	230,782
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	105,000	109,421
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	197,000	183,424
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	107,000	101,427

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 14.3% (Continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	$345,000	$337,113
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	325,000	328,258
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	355,000	359,031
AmWINS Group, Inc.(1)	4.88	06/30/29	200,000	186,849
Assurant, Inc.	7.00	03/27/48	105,000	107,107
AssuredPartners, Inc.(1)	5.63	01/15/29	140,000	132,337
AssuredPartners, Inc.(1)	7.00	08/15/25	132,000	132,030
BroadStreet Partners, Inc.(1)	5.88	04/15/29	185,000	175,584
Constellation Insurance, Inc.(1)	6.63	05/01/31	60,000	58,076
Constellation Insurance, Inc.(1)	6.80	01/24/30	105,000	104,424
Genworth Holdings, Inc.	6.50	06/15/34	65,000	59,639
Global Atlantic Finance Co.(1)	4.70	10/15/51	190,000	169,309
GTCR AP Finance, Inc.(1)	8.00	05/15/27	123,000	123,338
HUB International Ltd.(1)	5.63	12/01/29	140,000	132,234
HUB International Ltd.(1)	7.25	06/15/30	830,000	854,404
HUB International Ltd.(1)	7.38	01/31/32	485,000	496,990
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	184,000	191,043
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	80,000	84,368
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	110,000	96,593
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	205,000	133,529
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	115,000	116,777
Ryan Specialty LLC(1)	4.38	02/01/30	105,000	97,419
USI, Inc./NY(1)	7.50	01/15/32	160,000	162,400
				5,542,087
INTERNET – 0.2%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	90,000	78,744

INVESTMENT COMPANIES – 3.8%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	70,000	63,050
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	257,000	244,984
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	185,000	154,772
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	360,000	324,146
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	322,000	308,774
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	190,000	187,099
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	9.75	01/15/29	185,000	190,087
				1,472,912
PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	150,000	157,267

REAL ESTATE INVESTMENT TRUST (REITS) – 28.0%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	127,000	106,482
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	97,000	85,606
Brandywine Operating Partnership LP	3.95	11/15/27	120,000	108,607
Brandywine Operating Partnership LP	4.55	10/01/29	90,000	78,356
Brandywine Operating Partnership LP	7.80	03/15/28	85,000	86,830
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	190,000	168,422
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	233,000	225,191

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 28.0% (Continued)
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	$105,000	$95,790
Diversified Healthcare Trust	4.38	03/01/31	130,000	98,302
Diversified Healthcare Trust	4.75	02/15/28	120,000	94,170
Diversified Healthcare Trust	9.75	06/15/25	130,000	129,548
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	130,000	110,395
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	260,000	241,867
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	90,000	74,449
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	105,000	104,196
HAT Holdings I LLC/HAT Holdings II LLC(1)	8.00	06/15/27	190,000	197,004
Hudson Pacific Properties LP	3.25	01/15/30	100,000	79,957
Hudson Pacific Properties LP	3.95	11/01/27	100,000	90,071
Hudson Pacific Properties LP	4.65	04/01/29	125,000	110,560
Hudson Pacific Properties LP	5.95	02/15/28	90,000	85,321
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	194,000	175,173
Iron Mountain, Inc.(1)	4.50	02/15/31	270,000	242,415
Iron Mountain, Inc.(1)	4.88	09/15/27	257,000	248,545
Iron Mountain, Inc.(1)	4.88	09/15/29	245,000	229,173
Iron Mountain, Inc.(1)	5.00	07/15/28	130,000	124,481
Iron Mountain, Inc.(1)	5.25	03/15/28	215,000	208,688
Iron Mountain, Inc.(1)	5.25	07/15/30	335,000	316,259
Iron Mountain, Inc.(1)	5.63	07/15/32	155,000	145,737
Iron Mountain, Inc.(1)	7.00	02/15/29	245,000	251,457
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	145,000	134,400
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	167,000	149,698
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	86,000	84,598
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	328,000	201,282
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	232,000	157,141
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	350,000	265,252
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	130,000	110,106
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	127,000	107,574
Office Properties Income Trust	2.40	02/01/27	85,000	47,219
Office Properties Income Trust	2.65	06/15/26	80,000	50,064
Office Properties Income Trust	3.45	10/15/31	98,000	48,426
Office Properties Income Trust	4.50	02/01/25	170,000	147,502
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	195,000	178,833
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	175,000	170,314
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	7.50	06/01/25	170,000	170,538
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	157,000	146,077
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	170,000	163,308
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	105,000	108,302
Rithm Capital Corp.(1)	6.25	10/15/25	142,000	140,460
RLJ Lodging Trust LP(1)	3.75	07/01/26	120,000	113,487
RLJ Lodging Trust LP(1)	4.00	09/15/29	130,000	115,161
SBA Communications Corp.	3.13	02/01/29	380,000	338,988
SBA Communications Corp.	3.88	02/15/27	381,000	363,848
Service Properties Trust	3.95	01/15/28	92,000	77,706

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 28.0% (Continued)
Service Properties Trust	4.38	02/15/30	$105,000	$81,428
Service Properties Trust	4.50	03/15/25	85,000	82,961
Service Properties Trust	4.75	10/01/26	117,000	108,674
Service Properties Trust	4.95	02/15/27	105,000	96,187
Service Properties Trust	4.95	10/01/29	110,000	91,525
Service Properties Trust	5.25	02/15/26	90,000	87,202
Service Properties Trust	5.50	12/15/27	115,000	108,259
Service Properties Trust	7.50	09/15/25	210,000	213,331
Service Properties Trust(1)	8.63	11/15/31	245,000	259,965
Starwood Property Trust, Inc.(1)	3.63	07/15/26	105,000	97,157
Starwood Property Trust, Inc.(1)	4.38	01/15/27	120,000	111,196
Starwood Property Trust, Inc.	4.75	03/15/25	135,000	132,419
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	4.75	04/15/28	145,000	123,682
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	180,000	119,408
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	277,000	195,603
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	660,000	672,277
Vornado Realty LP	2.15	06/01/26	105,000	95,215
Vornado Realty LP	3.40	06/01/31	85,000	67,067
XHR LP(1)	4.88	06/01/29	130,000	120,004
XHR LP(1)	6.38	08/15/25	115,000	115,116
				10,882,012
RETAIL – 0.7%
FirstCash, Inc.(1)	4.63	09/01/28	130,000	121,627
FirstCash, Inc.(1)	5.63	01/01/30	138,000	131,655
				253,282
SOFTWARE – 0.3%
ACI Worldwide, Inc.(1)	5.75	08/15/26	105,000	103,891

TRANSPORTATION – 0.3%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	147,000	134,315

TRUCKING & LEASING – 2.0%
AerCap Global Aviation Trust(1)	6.50	06/15/45	127,000	126,311
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	250,000	242,480
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	160,000	159,947
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	130,000	137,237
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	105,000	109,006
				774,981
TOTAL CORPORATE BONDS (Cost – $36,933,792)				38,039,555

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 2.5%
TIME DEPOSITS – 2.5%
Sumitomo, Tokyo	4.67	02/01/24	$978,937	$978,937
TOTAL SHORT-TERM INVESTMENTS (Cost – $978,937)				978,937

TOTAL INVESTMENTS – 100.5% (Cost – $37,912,729)				$39,018,492
OTHER ASSETS LESS LIABILITIES – (0.5)%				(195,972)
NET ASSETS – 100.0%				$38,822,520

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $27,529,625 and represents 70.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$38,039,555	$–	$38,039,555
Time Deposits	–	978,937	–	978,937
Total Investments	$–	$39,018,492	$–	$39,018,492

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.6%
CHEMICALS – 1.0%
Methanex Corp.	5.13	10/15/27	$100,000	$96,566
Methanex Corp.	5.25	12/15/29	100,000	95,617
Methanex Corp.	5.65	12/01/44	40,000	33,730
				225,913
OIL & GAS – 50.8%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	105,000	104,160
Antero Resources Corp.(1)	5.38	03/01/30	80,000	76,354
Antero Resources Corp.(1)	7.63	02/01/29	61,000	62,853
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	50,000	47,137
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	85,000	85,015
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	65,000	66,529
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	55,000	69,752
Baytex Energy Corp.(1)	8.50	04/30/30	115,000	119,493
Baytex Energy Corp.(1)	8.75	04/01/27	55,000	57,278
Berry Petroleum Co. LLC(1)	7.00	02/15/26	60,000	58,907
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	140,000	145,405
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	75,000	77,970
California Resources Corp.(1)	7.13	02/01/26	77,000	78,052
Callon Petroleum Co.	6.38	07/01/26	40,000	40,040
Callon Petroleum Co.(1)	7.50	06/15/30	85,000	89,598
Callon Petroleum Co.(1)	8.00	08/01/28	95,000	98,326
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	45,000	44,367
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	45,000	45,147
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	64,000	65,008
Chesapeake Energy Corp.(1)	5.50	02/01/26	75,000	74,662
Chesapeake Energy Corp.(1)	5.88	02/01/29	70,000	69,580
Chesapeake Energy Corp.(1)	6.75	04/15/29	130,000	131,607
Chord Energy Corp.(1)	6.38	06/01/26	60,000	60,043
CITGO Petroleum Corp.(1)	6.38	06/15/26	85,000	84,918
CITGO Petroleum Corp.(1)	7.00	06/15/25	160,000	160,095
CITGO Petroleum Corp.(1)	8.38	01/15/29	150,000	155,967
Civitas Resources, Inc.(1)	5.00	10/15/26	65,000	63,356
Civitas Resources, Inc.(1)	8.38	07/01/28	185,000	194,798
Civitas Resources, Inc.(1)	8.63	11/01/30	120,000	128,069
Civitas Resources, Inc.(1)	8.75	07/01/31	200,000	212,871
CNX Resources Corp.(1)	6.00	01/15/29	67,000	64,797
CNX Resources Corp.(1)	7.25	03/14/27	45,000	45,206
CNX Resources Corp.(1)	7.38	01/15/31	74,000	75,198
Comstock Resources, Inc.(1)	5.88	01/15/30	135,000	117,096
Comstock Resources, Inc.(1)	6.75	03/01/29	165,000	151,663
Crescent Energy Finance LLC(1)	7.25	05/01/26	95,000	94,710
Crescent Energy Finance LLC(1)	9.25	02/15/28	140,000	145,439
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	55,000	54,366
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	120,000	119,500
CVR Energy, Inc.(1)	5.25	02/15/25	80,000	79,964
CVR Energy, Inc.(1)	5.75	02/15/28	50,000	46,230
CVR Energy, Inc.(1)	8.50	01/15/29	85,000	85,176

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.8% (Continued)
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	$75,000	$77,167
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	97,000	96,342
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	125,000	124,512
Energean PLC(1)	6.50	04/30/27	60,000	54,224
EnQuest PLC(1)	11.63	11/01/27	45,000	42,742
Global Marine, Inc.	7.00	06/01/28	35,000	30,800
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	38,000	32,280
Gran Tierra Energy, Inc.(1)	9.50	10/15/29	45,000	39,859
Greenfire Resources Ltd.(1)	12.00	10/01/28	40,000	41,483
Gulfport Energy Corp.(1)	8.00	05/17/26	60,000	60,343
Harbour Energy PLC(1)	5.50	10/15/26	70,000	68,350
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	85,000	82,163
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	65,000	63,166
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	80,000	77,103
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	85,000	84,753
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	70,000	67,254
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	85,000	91,415
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	90,000	89,673
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	60,000	59,349
Matador Resources Co.	5.88	09/15/26	95,000	94,221
Matador Resources Co.(1)	6.88	04/15/28	75,000	76,858
MEG Energy Corp.(1)	5.88	02/01/29	90,000	87,887
MEG Energy Corp.(1)	7.13	02/01/27	30,000	30,418
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	90,000	89,738
Moss Creek Resources Holdings, Inc.(1)	10.50	05/15/27	51,000	52,520
Murphy Oil Corp.	5.88	12/01/27	63,000	62,532
Murphy Oil Corp.	5.88	12/01/42	45,000	39,918
Murphy Oil Corp.	6.38	07/15/28	55,000	55,122
Nabors Industries Ltd.(1)	7.25	01/15/26	75,000	73,188
Nabors Industries Ltd.(1)	7.50	01/15/28	60,000	54,967
Nabors Industries, Inc.(1)	7.38	05/15/27	90,000	88,504
Nabors Industries, Inc.(1)	9.13	01/31/30	90,000	91,652
Neptune Energy Bondco PLC(1)	6.63	05/15/25	119,000	118,207
Noble Finance II LLC(1)	8.00	04/15/30	85,000	88,330
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	100,000	101,621
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	70,000	73,248
Parkland Corp.(1)	4.50	10/01/29	110,000	101,256
Parkland Corp.(1)	4.63	05/01/30	111,000	102,360
Parkland Corp.(1)	5.88	07/15/27	65,000	64,554
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	115,000	112,481
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	70,000	72,553
Permian Resources Operating LLC(1)	5.38	01/15/26	45,000	44,447
Permian Resources Operating LLC(1)	5.88	07/01/29	97,000	94,964
Permian Resources Operating LLC(1)	6.88	04/01/27	50,000	49,739
Permian Resources Operating LLC(1)	7.00	01/15/32	140,000	144,630
Permian Resources Operating LLC(1)	7.75	02/15/26	40,000	40,668
Permian Resources Operating LLC(1)	8.00	04/15/27	70,000	72,501
Permian Resources Operating LLC(1)	9.88	07/15/31	70,000	77,588

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.8% (Continued)
Petrofac Ltd.(1)	9.75	11/15/26	$90,000	$48,061
Precision Drilling Corp.(1)	6.88	01/15/29	60,000	59,075
Precision Drilling Corp.(1)	7.13	01/15/26	36,000	35,805
Range Resources Corp.(1)	4.75	02/15/30	63,000	58,644
Range Resources Corp.	4.88	05/15/25	95,000	93,883
Range Resources Corp.	8.25	01/15/29	90,000	93,379
Rockcliff Energy II LLC(1)	5.50	10/15/29	95,000	88,526
Seadrill Finance Ltd.(1)	8.38	08/01/30	80,000	83,320
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	85,000	87,231
SM Energy Co.	5.63	06/01/25	50,000	49,556
SM Energy Co.	6.50	07/15/28	50,000	50,039
SM Energy Co.	6.63	01/15/27	60,000	59,769
SM Energy Co.	6.75	09/15/26	55,000	54,971
Southwestern Energy Co.	4.75	02/01/32	155,000	143,688
Southwestern Energy Co.	5.38	02/01/29	105,000	102,609
Southwestern Energy Co.	5.38	03/15/30	170,000	164,431
Southwestern Energy Co.	8.38	09/15/28	35,000	36,398
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	70,000	69,401
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	110,000	102,594
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	110,000	101,774
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	55,000	54,709
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	85,000	85,094
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	70,000	71,612
Talos Production, Inc.(1)	9.00	02/01/29	85,000	86,216
Talos Production, Inc.(1)	9.38	02/01/31	85,000	86,997
Talos Production, Inc.	12.00	01/15/26	85,000	87,688
Teine Energy Ltd.(1)	6.88	04/15/29	60,000	57,138
Transocean Aquila Ltd.(1)	8.00	09/30/28	35,000	35,850
Transocean Poseidon Ltd.(1)	6.88	02/01/27	56,250	56,297
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	70,000	72,400
Transocean, Inc.	6.80	03/15/38	85,000	68,900
Transocean, Inc.(1)	7.25	11/01/25	54,000	53,596
Transocean, Inc.(1)	7.50	01/15/26	85,000	84,216
Transocean, Inc.	7.50	04/15/31	60,000	52,997
Transocean, Inc.(1)	8.00	02/01/27	85,000	84,425
Transocean, Inc.(1)	8.75	02/15/30	166,250	172,405
Transocean, Inc.(1)	11.50	01/30/27	90,000	94,117
Valaris Ltd.(1)	8.38	04/30/30	155,000	159,031
Vermilion Energy, Inc.(1)	5.63	03/15/25	38,000	37,828
Vermilion Energy, Inc.(1)	6.88	05/01/30	61,000	58,757
Viper Energy, Inc.(1)	5.38	11/01/27	65,000	64,008
Viper Energy, Inc.(1)	7.38	11/01/31	50,000	51,762
Vital Energy, Inc.(1)	7.75	07/31/29	44,000	43,522
Vital Energy, Inc.	9.75	10/15/30	70,000	74,413
Vital Energy, Inc.	10.13	01/15/28	90,000	94,324
W&T Offshore, Inc.(1)	11.75	02/01/26	35,000	36,219
				10,894,027

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 4.8%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	$110,000	$108,858
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	75,000	75,249
Bristow Group, Inc.(1)	6.88	03/01/28	60,000	58,783
CGG SA(1)	8.75	04/01/27	70,000	61,734
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	50,000	50,036
Enerflex Ltd.(1)	9.00	10/15/27	85,000	85,509
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	40,000	41,999
Nine Energy Service, Inc.	13.00	02/01/28	40,000	34,442
Oceaneering International, Inc.	6.00	02/01/28	45,000	43,996
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	110,000	109,481
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	100,000	100,015
Weatherford International Ltd.(1)	8.63	04/30/30	224,000	229,103
Welltec International ApS(1)	8.25	10/15/26	40,000	40,698
				1,039,903
PIPELINES – 41.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	108,000	103,783
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	85,000	84,436
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	95,000	93,327
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	75,000	74,595
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	80,000	81,913
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	45,000	44,894
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	80,000	80,834
Buckeye Partners LP	3.95	12/01/26	85,000	80,710
Buckeye Partners LP(1)	4.13	03/01/25	70,000	68,414
Buckeye Partners LP	4.13	12/01/27	60,000	56,617
Buckeye Partners LP(1)	4.50	03/01/28	65,000	61,087
Buckeye Partners LP	5.60	10/15/44	35,000	27,003
Buckeye Partners LP	5.85	11/15/43	60,000	49,044
CNX Midstream Partners LP(1)	4.75	04/15/30	55,000	47,970
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	195,000	182,087
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	60,000	57,213
DT Midstream, Inc.(1)	4.13	06/15/29	145,000	133,355
DT Midstream, Inc.(1)	4.38	06/15/31	145,000	130,011
Energy Transfer LP	8.00	05/15/54	110,000	113,902
EnLink Midstream LLC	5.38	06/01/29	70,000	68,265
EnLink Midstream LLC(1)	5.63	01/15/28	65,000	64,295
EnLink Midstream LLC(1)	6.50	09/01/30	140,000	142,973
EnLink Midstream Partners LP	4.15	06/01/25	59,000	57,811
EnLink Midstream Partners LP	4.85	07/15/26	65,000	63,519
EnLink Midstream Partners LP	5.05	04/01/45	50,000	40,679
EnLink Midstream Partners LP	5.45	06/01/47	75,000	65,261
EnLink Midstream Partners LP	5.60	04/01/44	55,000	48,863
EQM Midstream Partners LP	4.13	12/01/26	70,000	67,461
EQM Midstream Partners LP(1)	4.50	01/15/29	105,000	98,870
EQM Midstream Partners LP(1)	4.75	01/15/31	145,000	135,284
EQM Midstream Partners LP	5.50	07/15/28	120,000	119,002
EQM Midstream Partners LP(1)	6.00	07/01/25	61,000	60,913

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 41.3% (Continued)
EQM Midstream Partners LP(1)	6.50	07/01/27	$123,000	$124,589
EQM Midstream Partners LP	6.50	07/15/48	80,000	82,621
EQM Midstream Partners LP(1)	7.50	06/01/27	65,000	66,925
EQM Midstream Partners LP(1)	7.50	06/01/30	75,000	80,494
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	50,000	49,809
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	100,000	100,337
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	140,000	141,742
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	80,000	82,308
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	65,000	68,050
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	45,000	44,246
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	60,000	60,390
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	65,000	66,723
Harvest Midstream I LP(1)	7.50	09/01/28	110,000	111,189
Hess Midstream Operations LP(1)	4.25	02/15/30	100,000	92,072
Hess Midstream Operations LP(1)	5.13	06/15/28	80,000	77,666
Hess Midstream Operations LP(1)	5.50	10/15/30	60,000	58,700
Hess Midstream Operations LP(1)	5.63	02/15/26	110,000	109,389
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	60,000	59,791
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	75,000	78,823
ITT Holdings LLC(1)	6.50	08/01/29	171,000	149,741
Kinetik Holdings LP(1)	5.88	06/15/30	140,000	137,626
Kinetik Holdings LP(1)	6.63	12/15/28	105,000	106,511
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	55,000	56,610
New Fortress Energy, Inc.(1)	6.50	09/30/26	210,000	203,602
New Fortress Energy, Inc.(1)	6.75	09/15/25	170,000	168,089
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	290,000	295,345
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	120,000	120,692
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	180,000	181,443
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	35,000	34,997
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	50,000	50,094
Northriver Midstream Finance LP(1)	5.63	02/15/26	75,000	73,151
NuStar Logistics LP	5.63	04/28/27	73,000	72,446
NuStar Logistics LP	5.75	10/01/25	80,000	79,860
NuStar Logistics LP	6.00	06/01/26	65,000	64,901
NuStar Logistics LP	6.38	10/01/30	90,000	90,515
Rockies Express Pipeline LLC(1)	3.60	05/15/25	60,000	58,270
Rockies Express Pipeline LLC(1)	4.80	05/15/30	40,000	37,400
Rockies Express Pipeline LLC(1)	4.95	07/15/29	80,000	76,549
Rockies Express Pipeline LLC(1)	6.88	04/15/40	75,000	74,380
Rockies Express Pipeline LLC(1)	7.50	07/15/38	30,000	30,252
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1),(2)	9.00	10/15/26	112,000	112,092
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	120,000	115,618
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	50,000	49,231
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	100,000	93,030
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	71,000	65,455
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	100,000	99,832
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	45,000	41,445
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	175,000	156,561
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	177,000	150,050

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 41.3% (Continued)
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	$175,000	$154,901
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	130,000	130,219
Venture Global LNG, Inc.(1)	8.13	06/01/28	315,000	318,573
Venture Global LNG, Inc.(1)	8.38	06/01/31	315,000	318,302
Venture Global LNG, Inc.(1)	9.50	02/01/29	415,000	441,006
Venture Global LNG, Inc.(1)	9.88	02/01/32	270,000	284,108
				8,853,152
RETAIL – 0.4%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	85,000	77,113

WATER – 0.3%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	60,000	60,152

TOTAL CORPORATE BONDS (Cost – $20,709,295)				21,150,260

SHORT-TERM INVESTMENTS – 1.6%
TIME DEPOSITS – 1.6%
JP Morgan Chase, New York	4.67	02/01/24	343,136	343,136
TOTAL SHORT-TERM INVESTMENTS (Cost – $343,136)				343,136

TOTAL INVESTMENTS – 100.2% (Cost – $21,052,431)				$21,493,396
OTHER ASSETS LESS LIABILITIES – (0.2)%				(49,197)
NET ASSETS – 100.0%				$21,444,199

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $16,708,184 and represents 77.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2024.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$21,150,260	$–	$21,150,260
Time Deposits	–	343,136	–	343,136
Total Investments	$–	$21,493,396	$–	$21,493,396

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
APPAREL – 2.5%
Crocs, Inc.(1)	4.13	08/15/31	$62,000	$52,901
Crocs, Inc.(1)	4.25	03/15/29	55,000	49,828
Hanesbrands, Inc.(1)	4.88	05/15/26	143,000	138,059
Hanesbrands, Inc.(1)	9.00	02/15/31	100,000	100,953
Kontoor Brands, Inc.(1)	4.13	11/15/29	59,000	53,611
Levi Strauss & Co.(1)	3.50	03/01/31	80,000	69,304
Under Armour, Inc.	3.25	06/15/26	100,000	94,163
William Carter Co.(1)	5.63	03/15/27	85,000	83,580
Wolverine World Wide, Inc.(1)	4.00	08/15/29	80,000	64,532
				706,931
AUTO MANUFACTURERS – 3.2%
Allison Transmission, Inc.(1)	3.75	01/30/31	160,000	140,054
Allison Transmission, Inc.(1)	4.75	10/01/27	55,000	52,948
Allison Transmission, Inc.(1)	5.88	06/01/29	92,000	91,513
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	185,000	186,997
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	70,000	66,318
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	87,000	83,467
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	85,000	83,607
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	110,000	111,138
McLaren Finance PLC(1)	7.50	08/01/26	91,000	80,289
				896,331
AUTO PARTS & EQUIPMENT – 8.0%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	127,000	123,962
Adient Global Holdings Ltd.(1)	7.00	04/15/28	75,000	76,738
Adient Global Holdings Ltd.(1)	8.25	04/15/31	85,000	89,839
American Axle & Manufacturing, Inc.	5.00	10/01/29	95,000	83,275
American Axle & Manufacturing, Inc.	6.50	04/01/27	85,000	84,783
American Axle & Manufacturing, Inc.	6.88	07/01/28	64,000	62,156
Dana, Inc.	4.25	09/01/30	62,000	54,266
Dana, Inc.	4.50	02/15/32	63,000	54,212
Dana, Inc.	5.38	11/15/27	59,000	57,625
Dana, Inc.	5.63	06/15/28	74,000	71,684
Goodyear Tire & Rubber Co.	4.88	03/15/27	100,000	96,553
Goodyear Tire & Rubber Co.	5.00	05/31/26	155,000	152,121
Goodyear Tire & Rubber Co.	5.00	07/15/29	135,000	126,820
Goodyear Tire & Rubber Co.	5.25	04/30/31	88,000	80,146
Goodyear Tire & Rubber Co.	5.25	07/15/31	97,000	88,402
Goodyear Tire & Rubber Co.	5.63	04/30/33	79,000	71,557
Goodyear Tire & Rubber Co.	9.50	05/31/25	136,000	138,183
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	100,000	86,841
Tenneco, Inc.(1)	8.00	11/17/28	305,000	265,923
ZF North America Capital, Inc.(1)	4.75	04/29/25	180,000	177,409
ZF North America Capital, Inc.(1)	6.88	04/14/28	85,000	87,624
ZF North America Capital, Inc.(1)	7.13	04/14/30	105,000	110,856
				2,240,975

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 2.2%
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	$121,000	$111,328
Sabre GLBL, Inc.(1)	8.63	06/01/27	140,000	131,006
Sabre GLBL, Inc.(1)	11.25	12/15/27	95,000	95,178
Upbound Group, Inc.(1)	6.38	02/15/29	65,000	62,023
Wand NewCo 3, Inc.(1)	7.63	01/30/32	200,000	206,686
				606,221
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	85,000	84,284
G-III Apparel Group Ltd.(1)	7.88	08/15/25	58,000	58,206
				142,490
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	65,000	52,894

ENTERTAINMENT – 23.7%
Affinity Interactive(1)	6.88	12/15/27	80,000	72,476
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	152,000	97,385
Boyne USA, Inc.(1)	4.75	05/15/29	117,000	107,266
Caesars Entertainment, Inc.(1)	4.63	10/15/29	195,000	178,407
Caesars Entertainment, Inc.(1)	6.25	07/01/25	557,000	559,250
Caesars Entertainment, Inc.(1)	6.50	02/15/32	235,000	237,752
Caesars Entertainment, Inc.(1)	7.00	02/15/30	328,000	337,274
Caesars Entertainment, Inc.(1)	8.13	07/01/27	261,000	268,013
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	164,000	164,418
CCM Merger, Inc.(1)	6.38	05/01/26	32,000	31,695
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	75,000	71,755
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	75,000	74,312
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC (1)	5.50	05/01/25	170,000	169,774
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	6.50	10/01/28	57,000	56,827
Churchill Downs, Inc.(1)	4.75	01/15/28	100,000	95,316
Churchill Downs, Inc.(1)	5.50	04/01/27	111,000	109,738
Churchill Downs, Inc.(1)	5.75	04/01/30	202,000	195,578
Churchill Downs, Inc.(1)	6.75	05/01/31	95,000	96,199
Cinemark USA, Inc.(1)	5.25	07/15/28	121,000	111,713
Cinemark USA, Inc.(1)	5.88	03/15/26	75,000	74,375
Empire Resorts, Inc.(1)	7.75	11/01/26	48,000	44,266
Everi Holdings, Inc.(1)	5.00	07/15/29	59,000	54,268
Golden Entertainment, Inc.(1)	7.63	04/15/26	40,000	40,169
International Game Technology PLC(1)	4.13	04/15/26	125,000	121,145
International Game Technology PLC(1)	5.25	01/15/29	125,000	122,080
International Game Technology PLC(1)	6.25	01/15/27	115,000	115,752
International Game Technology PLC(1)	6.50	02/15/25	85,000	85,177
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	85,000	80,708
Light & Wonder International, Inc.(1)	7.00	05/15/28	117,000	116,940
Light & Wonder International, Inc.(1)	7.25	11/15/29	96,000	98,648
Light & Wonder International, Inc.(1)	7.50	09/01/31	80,000	83,295

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 23.7% (Continued)
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	$70,000	$64,838
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	168,000	160,187
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	47,000	46,528
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	197,000	199,184
Merlin Entertainments Ltd.(1)	5.75	06/15/26	73,000	72,140
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	127,000	117,273
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	196,000	184,248
Motion Bondco DAC(1)	6.63	11/15/27	65,000	62,165
Odeon FinCo. PLC(1)	12.75	11/01/27	65,000	65,454
Ontario Gaming GTA LP(1)	8.00	08/01/30	60,000	62,588
Penn Entertainment, Inc.(1)	4.13	07/01/29	67,000	57,334
Penn Entertainment, Inc.(1)	5.63	01/15/27	65,000	62,816
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	117,000	87,837
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	122,000	88,736
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	53,000	50,908
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	167,000	148,505
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	60,000	50,900
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	60,000	62,512
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	133,000	125,113
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	122,000	113,726
Six Flags Entertainment Corp.(1)	5.50	04/15/27	90,000	89,607
Six Flags Entertainment Corp.(1)	7.25	05/15/31	130,000	132,684
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	53,000	53,292
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	58,000	55,071
Vail Resorts, Inc.(1)	6.25	05/15/25	100,000	100,208
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	117,000	110,625
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	100,000	103,185
				6,599,635
HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	85,000	90,775

HOME BUILDERS – 0.8%
Forestar Group, Inc.(1)	3.85	05/15/26	63,000	59,912
Forestar Group, Inc.(1)	5.00	03/01/28	55,000	51,953
Thor Industries, Inc.(1)	4.00	10/15/29	80,000	70,904
Winnebago Industries, Inc.(1)	6.25	07/15/28	38,000	37,522
				220,291
INTERNET – 1.0%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	75,000	65,520
Rakuten Group, Inc.(1),(2)	5.13	–	110,000	91,315
Rakuten Group, Inc.(1),(2)	6.25	–	165,000	114,667
				271,502
LEISURE TIME – 18.8%
Carnival Corp.(1)	4.00	08/01/28	392,000	362,850
Carnival Corp.(1)	5.75	03/01/27	473,000	466,313
Carnival Corp.(1)	6.00	05/01/29	327,000	316,968
Carnival Corp.(1)	7.00	08/15/29	80,000	83,251
Carnival Corp.(1)	7.63	03/01/26	222,000	225,642

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 18.8% (Continued)
Carnival Corp.(1)	9.88	08/01/27	$98,000	$102,839
Carnival Corp.(1)	10.50	06/01/30	160,000	175,778
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	325,000	355,740
Life Time, Inc.(1)	5.75	01/15/26	158,000	156,315
Life Time, Inc.(1)	8.00	04/15/26	75,000	75,157
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	50,000	51,998
Lindblad Expeditions LLC(1)	6.75	02/15/27	58,000	57,537
NCL Corp. Ltd.(1)	5.88	03/15/26	237,000	231,240
NCL Corp. Ltd.(1)	5.88	02/15/27	160,000	157,743
NCL Corp. Ltd.(1)	7.75	02/15/29	95,000	96,003
NCL Corp. Ltd.(1)	8.13	01/15/29	130,000	136,550
NCL Corp. Ltd.(1)	8.38	02/01/28	91,000	95,599
NCL Finance Ltd.(1)	6.13	03/15/28	87,000	83,260
Royal Caribbean Cruises Ltd.	3.70	03/15/28	75,000	69,181
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	110,000	105,917
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	152,000	149,675
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	165,000	163,443
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	247,000	244,011
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	120,000	125,152
Royal Caribbean Cruises Ltd.	7.50	10/15/27	52,000	54,702
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	155,000	164,537
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	165,000	177,343
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	210,000	228,559
Viking Cruises Ltd.(1)	5.88	09/15/27	145,000	139,910
Viking Cruises Ltd.(1)	6.25	05/15/25	25,000	24,871
Viking Cruises Ltd.(1)	7.00	02/15/29	85,000	84,934
Viking Cruises Ltd.(1)	9.13	07/15/31	120,000	128,476
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	52,000	50,676
VOC Escrow Ltd.(1)	5.00	02/15/28	110,000	105,117
				5,247,287
LODGING – 13.3%
Boyd Gaming Corp.	4.75	12/01/27	160,000	154,860
Boyd Gaming Corp.(1)	4.75	06/15/31	148,000	136,093
Full House Resorts, Inc.(1)	8.25	02/15/28	68,000	64,506
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	75,000	69,570
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	237,000	203,664
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	125,000	114,811
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	182,000	163,744
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	165,000	159,155
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	85,000	84,893
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	82,000	82,151
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	4.88	07/01/31	85,000	75,487
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (1)	5.00	06/01/29	143,000	132,244
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (1)	6.63	01/15/32	140,000	140,382
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	100,000	98,200
Las Vegas Sands Corp.	2.90	06/25/25	85,000	82,133

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 13.3% (Continued)
Las Vegas Sands Corp.	3.50	08/18/26	$155,000	$148,236
Las Vegas Sands Corp.	3.90	08/08/29	127,000	117,313
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	82,000	73,781
Marriott Ownership Resorts, Inc.	4.75	01/15/28	60,000	55,408
MGM Resorts International	4.63	09/01/26	60,000	58,341
MGM Resorts International	4.75	10/15/28	125,000	118,516
MGM Resorts International	5.50	04/15/27	113,000	111,246
MGM Resorts International	5.75	06/15/25	105,000	105,106
MGM Resorts International	6.75	05/01/25	132,000	132,408
Station Casinos LLC(1)	4.50	02/15/28	106,000	99,716
Station Casinos LLC(1)	4.63	12/01/31	85,000	76,371
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(1)	5.88	05/15/25	32,000	31,633
Travel + Leisure Co.(1)	4.50	12/01/29	105,000	95,896
Travel + Leisure Co.(1)	4.63	03/01/30	62,000	55,871
Travel + Leisure Co.	6.00	04/01/27	35,000	35,032
Travel + Leisure Co.	6.60	10/01/25	50,000	50,665
Travel + Leisure Co.(1)	6.63	07/31/26	147,000	148,557
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	80,000	74,756
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	148,000	144,747
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	225,000	224,857
				3,720,349
MISCELLANEOUS MANUFACTURER – 0.4%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	95,000	95,102

REAL ESTATE – 4.5%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	110,200	99,869
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	106,000	104,618
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	70,000	73,111
Five Point Operating Co. LP/Five Point Capital Corp.(1)	10.50	01/15/28	76,402	78,042
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	60,000	63,110
Howard Hughes Corp.(1)	4.13	02/01/29	107,000	96,601
Howard Hughes Corp.(1)	4.38	02/01/31	110,000	95,335
Howard Hughes Corp.(1)	5.38	08/01/28	117,000	112,210
Hunt Cos, Inc.(1)	5.25	04/15/29	106,000	98,609
Kennedy-Wilson, Inc.	4.75	03/01/29	104,000	87,157
Kennedy-Wilson, Inc.	4.75	02/01/30	113,000	91,869
Kennedy-Wilson, Inc.	5.00	03/01/31	80,000	63,879
Newmark Group, Inc.(1)	7.50	01/12/29	75,000	76,625
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	80,000	56,353
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	84,000	62,486
				1,259,874
RETAIL – 18.4%
Academy Ltd.(1)	6.00	11/15/27	58,000	57,358
Asbury Automotive Group, Inc.	4.50	03/01/28	70,000	65,869
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	115,000	106,054
Asbury Automotive Group, Inc.	4.75	03/01/30	85,000	78,723
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	96,000	86,834
At Home Group, Inc.(1)	4.88	07/15/28	37,000	16,696

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.4% (Continued)
Bath & Body Works, Inc.	5.25	02/01/28	$82,000	$80,335
Bath & Body Works, Inc.(1)	6.63	10/01/30	152,000	154,140
Bath & Body Works, Inc.	6.69	01/15/27	40,000	40,578
Bath & Body Works, Inc.	6.75	07/01/36	100,000	98,610
Bath & Body Works, Inc.	6.88	11/01/35	135,000	134,778
Bath & Body Works, Inc.	6.95	03/01/33	45,000	44,313
Bath & Body Works, Inc.	7.50	06/15/29	85,000	88,188
Bath & Body Works, Inc.(1)	9.38	07/01/25	45,000	46,995
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	86,000	92,426
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	153,000	140,114
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	217,000	195,337
Foot Locker, Inc.(1)	4.00	10/01/29	59,000	49,891
Gap, Inc.(1)	3.63	10/01/29	122,000	104,595
Gap, Inc.(1)	3.88	10/01/31	122,000	100,737
Group 1 Automotive, Inc.(1)	4.00	08/15/28	127,000	117,184
Guitar Center, Inc.(1)	8.50	01/15/26	80,000	70,976
Ken Garff Automotive LLC(1)	4.88	09/15/28	58,000	54,283
Kohl’s Corp.	4.25	07/17/25	65,000	63,194
Kohl’s Corp.	4.63	05/01/31	72,000	57,679
Kohl’s Corp.	5.55	07/17/45	74,000	49,895
LCM Investments Holdings II LLC(1)	4.88	05/01/29	165,000	148,895
LCM Investments Holdings II LLC(1)	8.25	08/01/31	135,000	138,659
Lithia Motors, Inc.(1)	3.88	06/01/29	117,000	105,115
Lithia Motors, Inc.(1)	4.38	01/15/31	95,000	85,265
Lithia Motors, Inc.(1)	4.63	12/15/27	75,000	71,911
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	128,000	123,508
Macy’s Retail Holdings LLC	4.30	02/15/43	40,000	30,003
Macy’s Retail Holdings LLC	4.50	12/15/34	60,000	50,375
Macy’s Retail Holdings LLC	5.13	01/15/42	43,000	34,128
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	70,000	67,963
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	85,000	80,676
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	60,000	56,666
Michaels Cos, Inc.(1)	5.25	05/01/28	138,000	108,527
Michaels Cos, Inc.(1)	7.88	05/01/29	187,000	119,758
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	185,000	180,607
Nordstrom, Inc.	4.00	03/15/27	61,000	57,194
Nordstrom, Inc.	4.25	08/01/31	60,000	49,898
Nordstrom, Inc.	4.38	04/01/30	77,000	66,883
Nordstrom, Inc.	5.00	01/15/44	164,000	118,824
Nordstrom, Inc.	6.95	03/15/28	53,000	53,711
Penske Automotive Group, Inc.	3.50	09/01/25	80,000	77,900
Penske Automotive Group, Inc.	3.75	06/15/29	90,000	80,294
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	192,000	179,522
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	190,000	183,814
QVC, Inc.	4.38	09/01/28	85,000	63,088
QVC, Inc.	4.45	02/15/25	105,000	101,765
QVC, Inc.	4.75	02/15/27	83,000	69,445
QVC, Inc.	5.45	08/15/34	58,000	38,485

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.4% (Continued)
QVC, Inc.	5.95	03/15/43	$57,000	$33,826
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	112,000	111,149
Sonic Automotive, Inc.(1)	4.63	11/15/29	103,000	93,391
Sonic Automotive, Inc.(1)	4.88	11/15/31	85,000	73,860
Victoria’s Secret & Co.(1)	4.63	07/15/29	100,000	84,671
				5,135,558
TEXTILES – 0.3%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	116,000	77,192

TOTAL CORPORATE BONDS (Cost – $26,506,670)				27,363,407

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
ANZ National Bank, London	4.67	02/01/24	257,579	257,579
TOTAL SHORT-TERM INVESTMENTS (Cost – $257,579)				257,579

TOTAL INVESTMENTS – 99.0% (Cost – $26,764,249)				$27,620,986
OTHER ASSETS LESS LIABILITIES – 1.0%				285,643
NET ASSETS – 100.0%				$27,906,629

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $22,212,030 and represents 79.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$27,363,407	$–	$27,363,407
Time Deposits	–	257,579	–	257,579
Total Investments	$–	$27,620,986	$–	$27,620,986

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
AGRICULTURE – 2.6%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$53,000	$52,126
Darling Ingredients, Inc.(1)	6.00	06/15/30	87,000	86,533
Turning Point Brands, Inc.(1)	5.63	02/15/26	25,000	24,336
Vector Group Ltd.(1)	5.75	02/01/29	85,000	78,475
Vector Group Ltd.(1)	10.50	11/01/26	49,000	49,160
				290,630
BEVERAGES – 1.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	72,000	65,620
Triton Water Holdings, Inc.(1)	6.25	04/01/29	67,000	57,825
				123,445
BUILDING MATERIALS – 0.3%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	49,000	36,572

CHEMICALS – 0.4%
Cerdia Finanz GmbH(1)	10.50	02/15/27	50,000	51,399

COMMERCIAL SERVICES – 0.3%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	32,000	32,020

COSMETICS/PERSONAL CARE – 3.0%
Coty, Inc.(1)	5.00	04/15/26	54,000	53,104
Coty, Inc.(1)	6.50	04/15/26	36,000	35,995
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	50,000	47,710
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	70,000	71,364
Edgewell Personal Care Co.(1)	4.13	04/01/29	48,000	43,308
Edgewell Personal Care Co.(1)	5.50	06/01/28	72,000	70,544
Oriflame Investment Holding PLC(1)	5.13	05/04/26	55,000	15,714
				337,739
DISTRIBUTION/WHOLESALE – 0.2%
Resideo Funding, Inc.(1)	4.00	09/01/29	30,000	26,026

ELECTRIC – 28.6%
Algonquin Power & Utilities Corp.	4.75	01/18/82	72,000	62,354
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	37,000	34,291
Calpine Corp.(1)	3.75	03/01/31	81,000	70,435
Calpine Corp.(1)	4.50	02/15/28	121,000	115,160
Calpine Corp.(1)	4.63	02/01/29	60,000	55,525
Calpine Corp.(1)	5.00	02/01/31	85,000	77,190
Calpine Corp.(1)	5.13	03/15/28	130,000	124,166
Calpine Corp.(1)	5.25	06/01/26	42,000	41,345
Clearway Energy Operating LLC(1)	3.75	02/15/31	90,000	78,094
Clearway Energy Operating LLC(1)	3.75	01/15/32	36,000	30,609
Clearway Energy Operating LLC(1)	4.75	03/15/28	75,000	71,473
DPL, Inc.	4.13	07/01/25	42,000	40,966
DPL, Inc.	4.35	04/15/29	37,000	34,298
Drax FinCo. PLC(1)	6.63	11/01/25	48,000	47,700
Edison International	7.88	06/15/54	40,000	40,758
Edison International	8.13	06/15/53	50,000	51,481

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 28.6% (Continued)
Electricite de France SA(1),(2)	9.13	–	$140,000	$156,705
Emera, Inc.	6.75	06/15/76	110,000	108,201
FirstEnergy Corp.	1.60	01/15/26	30,000	27,967
FirstEnergy Corp.	2.05	03/01/25	25,000	24,017
FirstEnergy Corp.	2.25	09/01/30	45,000	37,637
FirstEnergy Corp.	2.65	03/01/30	60,000	52,186
FirstEnergy Corp.	3.40	03/01/50	85,000	58,932
FirstEnergy Corp.	4.15	07/15/27	142,000	136,469
FirstEnergy Corp.	5.10	07/15/47	52,000	46,615
FirstEnergy Corp.	7.38	11/15/31	45,000	53,176
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	36,000	32,552
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	48,000	45,427
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	59,000	55,458
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	65,000	67,013
NRG Energy, Inc.(1)	3.38	02/15/29	51,000	45,033
NRG Energy, Inc.(1)	3.63	02/15/31	87,000	74,699
NRG Energy, Inc.(1)	3.88	02/15/32	55,000	47,215
NRG Energy, Inc.(1)	5.25	06/15/29	62,000	59,504
NRG Energy, Inc.	5.75	01/15/28	100,000	99,020
NRG Energy, Inc.	6.63	01/15/27	20,000	20,071
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	61,000	56,906
PG&E Corp.	5.00	07/01/28	97,000	93,810
PG&E Corp.	5.25	07/01/30	92,000	87,929
Talen Energy Supply LLC(1)	8.63	06/01/30	115,000	122,139
TransAlta Corp.	6.50	03/15/40	30,000	29,701
TransAlta Corp.	7.75	11/15/29	37,000	38,930
Vistra Operations Co. LLC(1)	4.38	05/01/29	116,000	106,611
Vistra Operations Co. LLC(1)	5.00	07/31/27	127,000	123,151
Vistra Operations Co. LLC(1)	5.50	09/01/26	92,000	91,249
Vistra Operations Co. LLC(1)	5.63	02/15/27	127,000	125,226
Vistra Operations Co. LLC(1)	7.75	10/15/31	135,000	140,337
				3,239,731
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	73,000	66,138
Energizer Holdings, Inc.(1)	4.75	06/15/28	60,000	55,888
Energizer Holdings, Inc.(1)	6.50	12/31/27	25,000	24,912
				146,938
ENERGY-ALTERNATE SOURCES – 2.1%
Sunnova Energy Corp.(1)	5.88	09/01/26	37,000	30,762
Sunnova Energy Corp.(1)	11.75	10/01/28	40,000	34,835
TerraForm Power Operating LLC(1)	4.75	01/15/30	67,000	61,920
TerraForm Power Operating LLC(1)	5.00	01/31/28	67,000	64,634
Topaz Solar Farms LLC(1)	5.75	09/30/39	52,065	51,841
				243,992

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 23.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	$73,000	$69,408
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	128,000	115,762
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	123,000	119,422
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	97,000	92,787
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	67,000	66,986
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	75,000	75,881
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	60,000	61,191
Aragvi Finance International DAC(1)	8.45	04/29/26	48,000	34,514
B&G Foods, Inc.	5.25	04/01/25	28,000	27,543
B&G Foods, Inc.	5.25	09/15/27	49,000	44,264
B&G Foods, Inc.(1)	8.00	09/15/28	55,000	57,400
C&S Group Enterprises LLC(1)	5.00	12/15/28	37,000	30,081
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	42,000	39,345
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	45,000	45,617
Ingles Markets, Inc.(1)	4.00	06/15/31	31,000	27,426
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	70,000	70,719
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	90,000	82,204
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	70,000	62,866
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	47,000	45,786
Performance Food Group, Inc.(1)	4.25	08/01/29	92,000	84,385
Performance Food Group, Inc.(1)	5.50	10/15/27	112,000	109,330
Performance Food Group, Inc.(1)	6.88	05/01/25	20,000	20,069
Pilgrim’s Pride Corp.	3.50	03/01/32	85,000	71,779
Pilgrim’s Pride Corp.	4.25	04/15/31	95,000	85,609
Pilgrim’s Pride Corp.	6.25	07/01/33	90,000	91,987
Pilgrim’s Pride Corp.	6.88	05/15/34	50,000	53,352
Post Holdings, Inc.(1)	4.50	09/15/31	96,000	86,294
Post Holdings, Inc.(1)	4.63	04/15/30	133,000	122,424
Post Holdings, Inc.(1)	5.50	12/15/29	115,000	111,261
Post Holdings, Inc.(1)	5.63	01/15/28	92,000	90,613
Post Holdings, Inc.(1)	5.75	03/01/27	41,000	40,844
Safeway, Inc.	7.25	02/01/31	25,000	26,271
SEG Holding LLC/SEG Finance Corp.(1)	5.63	10/15/28	30,000	30,414
Sigma Holdco BV(1)	7.88	05/15/26	47,000	44,362
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	80,000	68,846
TreeHouse Foods, Inc.	4.00	09/01/28	48,000	42,858
United Natural Foods, Inc.(1)	6.75	10/15/28	48,000	40,374
US Foods, Inc.(1)	4.63	06/01/30	43,000	40,114
US Foods, Inc.(1)	4.75	02/15/29	90,000	85,461
US Foods, Inc.(1)	6.88	09/15/28	45,000	46,253
US Foods, Inc.(1)	7.25	01/15/32	50,000	52,438
				2,614,540
GAS – 2.0%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	71,000	69,796
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	48,000	45,956
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	67,000	64,990
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	45,000	46,297
				227,039

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 1.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	$75,000	$63,355
Tempur Sealy International, Inc.(1)	4.00	04/15/29	77,000	69,550
				132,905
HOUSEHOLD PRODUCTS/WARES – 2.7%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	49,918
Central Garden & Pet Co.	4.13	10/15/30	48,000	43,086
Central Garden & Pet Co.(1)	4.13	04/30/31	37,000	32,724
Central Garden & Pet Co.	5.13	02/01/28	30,000	29,064
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	47,000	45,477
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	45,000	43,971
Spectrum Brands, Inc.(1)	3.88	03/15/31	38,000	35,236
Spectrum Brands, Inc.(1)	5.00	10/01/29	30,000	28,847
				308,323
HOUSEWARES – 5.7%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	67,000	65,729
Newell Brands, Inc.	4.88	06/01/25	48,000	47,135
Newell Brands, Inc.	5.20	04/01/26	188,000	183,179
Newell Brands, Inc.	6.38	09/15/27	49,000	48,281
Newell Brands, Inc.	6.38	04/01/36	42,000	37,419
Newell Brands, Inc.	6.50	04/01/46	65,000	52,486
Newell Brands, Inc.	6.63	09/15/29	43,000	41,770
Scotts Miracle-Gro Co.	4.00	04/01/31	50,000	41,861
Scotts Miracle-Gro Co.	4.38	02/01/32	35,000	29,169
Scotts Miracle-Gro Co.	4.50	10/15/29	45,000	39,860
Scotts Miracle-Gro Co.	5.25	12/15/26	15,000	14,523
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	60,000	41,635
				643,047
LEISURE TIME – 1.1%
Acushnet Co.(1)	7.38	10/15/28	35,000	36,433
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	49,000	41,493
Vista Outdoor, Inc.(1)	4.50	03/15/29	48,000	46,842
				124,768
PHARMACEUTICALS – 1.6%
BellRing Brands, Inc.(1)	7.00	03/15/30	80,000	81,967
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	51,000	50,667
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	60,000	46,941
				179,575
RETAIL – 20.7%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	73,000	66,860
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	147,000	138,461
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	273,000	244,231
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	72,000	68,546
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	48,000	47,946
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	35,000	11,074
Arko Corp.(1)	5.13	11/15/29	42,000	37,052
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	30,000	27,926

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 20.7% (Continued)
Brinker International, Inc.(1)	8.25	07/15/30	$35,000	$36,663
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	30,000	30,753
CEC Entertainment LLC(1)	6.75	05/01/26	62,000	61,653
Dave & Buster’s, Inc.(1)	7.63	11/01/25	42,000	42,514
eG Global Finance PLC(1)	12.00	11/30/28	105,000	111,076
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	60,000	59,164
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	79,000	77,482
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	36,000	28,475
IRB Holding Corp.(1)	7.00	06/15/25	67,000	66,651
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	73,000	71,498
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	30,589
Murphy Oil USA, Inc.(1)	3.75	02/15/31	47,000	40,582
Murphy Oil USA, Inc.	4.75	09/15/29	45,000	42,663
Murphy Oil USA, Inc.	5.63	05/01/27	30,000	29,993
Papa John’s International, Inc.(1)	3.88	09/15/29	37,000	32,879
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	45,000	48,274
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	35,000	34,943
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	62,000	55,778
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	35,000	34,847
Walgreen Co.	4.40	09/15/42	20,000	16,478
Walgreens Boots Alliance, Inc.	3.20	04/15/30	50,000	44,097
Walgreens Boots Alliance, Inc.	3.45	06/01/26	140,000	133,944
Walgreens Boots Alliance, Inc.	4.10	04/15/50	75,000	54,745
Walgreens Boots Alliance, Inc.	4.50	11/18/34	25,000	22,777
Walgreens Boots Alliance, Inc.	4.65	06/01/46	30,000	24,854
Walgreens Boots Alliance, Inc.	4.80	11/18/44	75,000	63,349
Yum! Brands, Inc.	3.63	03/15/31	98,000	86,570
Yum! Brands, Inc.	4.63	01/31/32	108,000	100,270
Yum! Brands, Inc.(1)	4.75	01/15/30	79,000	75,921
Yum! Brands, Inc.	5.35	11/01/43	30,000	28,934
Yum! Brands, Inc.	5.38	04/01/32	90,000	87,605
Yum! Brands, Inc.	6.88	11/15/37	25,000	27,179
				2,345,296
TOTAL CORPORATE BONDS (Cost – $10,924,607)				11,103,985

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Sumitomo, Tokyo	4.67	02/01/24	97,774	97,774
TOTAL SHORT-TERM INVESTMENTS (Cost – $97,774)				97,774

TOTAL INVESTMENTS – 98.9% (Cost – $11,022,381)				$11,201,759
OTHER ASSETS LESS LIABILITIES – 1.1%				121,492
NET ASSETS – 100.0%				$11,323,251

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $7,928,924 and represents 70.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$11,103,985	$–	$11,103,985
Time Deposits	–	97,774	–	97,774
Total Investments	$–	$11,201,759	$–	$11,201,759

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

January 31, 2024 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
UNITED STATES(a) – 99.8%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	119,169	$4,436,293
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	72,141	2,724,275
BondBloxx USD High Yield Bond Energy Sector ETF	88,160	3,424,796
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	110,374	4,083,352
BondBloxx USD High Yield Bond Healthcare Sector ETF	99,838	3,399,404
BondBloxx USD High Yield Bond Industrial Sector ETF	225,203	8,509,115
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	216,097	7,445,881
TOTAL EXCHANGE-TRADED FUNDS (Cost – $33,273,600)		34,023,116

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Barclays, London	4.67	02/01/24	$92,447	92,447
TOTAL SHORT-TERM INVESTMENTS (Cost – $92,447)				92,447

TOTAL INVESTMENTS – 100.1% (Cost – $33,366,047)				$34,115,563
OTHER ASSETS LESS LIABILITIES – (0.1)%				(51,041)
NET ASSETS – 100.0%				$34,064,522

(a)	Represents investments in Affiliated Funds.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,023,116	$–	$–	$34,023,116
Time Deposits	–	92,447	–	92,447
Total Investments	$34,023,116	$92,447	$–	$34,115,563

The accompanying notes are an integral part of these portfolio schedules.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the year or period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of October 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of January 31, 2024	Dividends
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$4,568,276	$508,322	$25,702	$253,533	$(919,540)	$4,436,293	$81,707
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	3,449,049	321,692	44,504	158,658	(1,249,628)	2,724,275	54,206
BondBloxx USD High Yield Bond Energy Sector ETF	3,857,082	398,924	13,764	143,320	(988,294)	3,424,796	66,147
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	2,280,404	1,674,580	(10)	154,908	(26,530)	4,083,352	54,093
BondBloxx USD High Yield Bond Healthcare Sector ETF	1,705,318	1,565,449	(52)	137,962	(9,273)	3,399,404	42,958
BondBloxx USD High Yield Bond Industrial Sector ETF	7,371,542	1,023,619	8,186	441,402	(335,634)	8,509,115	141,978
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	5,238,481	1,965,406	(64)	253,363	(11,305)	7,445,881	132,390
	$28,470,152	$7,457,992	$92,030	$1,543,146	$(3,540,204)	$34,023,116	$573,479

The accompanying notes are an integral part of these portfolio schedules.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.3%
ADVERTISING – 0.4%
Lamar Media Corp.	3.63	01/15/31	$50,000	$44,014
Lamar Media Corp.	3.75	02/15/28	50,000	46,538
Lamar Media Corp.	4.00	02/15/30	55,000	50,372
Lamar Media Corp.	4.88	01/15/29	45,000	43,583
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	50,000	52,416
				236,923
AEROSPACE/DEFENSE – 0.6%
Moog, Inc.(1)	4.25	12/15/27	45,000	42,176
Rolls-Royce PLC(1)	3.63	10/14/25	95,000	91,919
Rolls-Royce PLC(1)	5.75	10/15/27	95,000	95,141
Spirit AeroSystems, Inc.	3.85	06/15/26	25,000	23,679
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	80,000	86,778
				339,693
AGRICULTURE – 0.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	50,000	49,176
Darling Ingredients, Inc.(1)	6.00	06/15/30	85,000	84,544
Vector Group Ltd.(1)	5.75	02/01/29	75,000	69,242
				202,962
AIRLINES – 2.5%
Air Canada(1)	3.88	08/15/26	105,000	99,976
Allegiant Travel Co.(1)	7.25	08/15/27	55,000	53,811
American Airlines, Inc.(1)	7.25	02/15/28	65,000	65,934
American Airlines, Inc.(1)	8.50	05/15/29	85,000	90,154
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	243,750	241,284
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	285,000	280,166
Delta Air Lines, Inc.	3.75	10/28/29	45,000	41,390
Delta Air Lines, Inc.	4.38	04/19/28	40,000	38,563
Delta Air Lines, Inc.	7.38	01/15/26	70,000	72,534
United Airlines, Inc.(1)	4.38	04/15/26	190,000	183,456
United Airlines, Inc.(1)	4.63	04/15/29	180,000	166,654
				1,333,922
APPAREL – 0.3%
Kontoor Brands, Inc.(1)	4.13	11/15/29	35,000	31,803
Levi Strauss & Co.(1)	3.50	03/01/31	45,000	38,984
Under Armour, Inc.	3.25	06/15/26	55,000	51,790
William Carter Co.(1)	5.63	03/15/27	45,000	44,248
				166,825
AUTO MANUFACTURERS – 0.6%
Allison Transmission, Inc.(1)	3.75	01/30/31	100,000	87,533
Allison Transmission, Inc.(1)	4.75	10/01/27	30,000	28,881
Allison Transmission, Inc.(1)	5.88	06/01/29	40,000	39,788
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	50,000	47,370
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	25,000	23,985
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	50,000	49,181
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	70,000	70,724
				347,462

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 0.7%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	$40,000	$40,927
Dana, Inc.	4.25	09/01/30	60,000	52,516
Dana, Inc.	5.38	11/15/27	55,000	53,719
Dana, Inc.	5.63	06/15/28	20,000	19,374
ZF North America Capital, Inc.(1)	4.75	04/29/25	100,000	98,560
ZF North America Capital, Inc.(1)	6.88	04/14/28	55,000	56,698
ZF North America Capital, Inc.(1)	7.13	04/14/30	60,000	63,346
				385,140
BANKS – 1.7%
Banc of California	3.25	05/01/31	35,000	31,500
Dresdner Funding Trust I(1)	8.15	06/30/31	90,000	100,185
Intesa Sanpaolo SpA(1)	4.20	06/01/32	70,000	58,009
Intesa Sanpaolo SpA(1)	4.95	06/01/42	70,000	50,849
Intesa Sanpaolo SpA(1)	5.71	01/15/26	140,000	139,618
Popular, Inc.	7.25	03/13/28	35,000	36,323
Standard Chartered PLC(1),(2)	7.01	–	65,000	66,652
Texas Capital Bancshares, Inc.	4.00	05/06/31	35,000	32,269
UniCredit SpA(1)	5.46	06/30/35	125,000	117,301
UniCredit SpA(1)	5.86	06/19/32	90,000	88,254
UniCredit SpA(1)	7.30	04/02/34	130,000	134,526
Valley National Bancorp	3.00	06/15/31	30,000	25,662
Western Alliance Bancorp	3.00	06/15/31	50,000	44,625
				925,773
BUILDING MATERIALS – 2.6%
Boise Cascade Co.(1)	4.88	07/01/30	35,000	32,492
Builders FirstSource, Inc.(1)	4.25	02/01/32	125,000	111,914
Builders FirstSource, Inc.(1)	5.00	03/01/30	55,000	52,846
Builders FirstSource, Inc.(1)	6.38	06/15/32	65,000	66,348
Emerald Debt Merger Sub LLC(1)	6.63	12/15/30	215,000	217,434
James Hardie International Finance DAC(1)	5.00	01/15/28	35,000	33,942
Knife River Corp.(1)	7.75	05/01/31	45,000	47,310
Louisiana-Pacific Corp.(1)	3.63	03/15/29	35,000	31,451
Masonite International Corp.(1)	5.38	02/01/28	75,000	73,208
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	105,000	102,735
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	100,000	105,151
Standard Industries, Inc./NJ(1)	3.38	01/15/31	105,000	89,380
Standard Industries, Inc./NJ(1)	4.38	07/15/30	150,000	136,447
Standard Industries, Inc./NJ(1)	4.75	01/15/28	95,000	90,950
Standard Industries, Inc./NJ(1)	5.00	02/15/27	75,000	72,922
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	70,000	67,872
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	25,000	24,914
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	70,000	72,791
				1,430,107
CHEMICALS – 2.3%
Ashland, Inc.(1)	3.38	09/01/31	45,000	38,021
Ashland, Inc.	6.88	05/15/43	25,000	24,760
Avient Corp.(1)	5.75	05/15/25	60,000	59,829

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.3% (Continued)
Avient Corp.(1)	7.13	08/01/30	$70,000	$71,865
Chemours Co.(1)	4.63	11/15/29	65,000	56,514
Chemours Co.	5.38	05/15/27	45,000	43,825
Chemours Co.(1)	5.75	11/15/28	70,000	66,109
Element Solutions, Inc.(1)	3.88	09/01/28	70,000	64,028
HB Fuller Co.	4.00	02/15/27	50,000	47,848
INEOS Finance PLC(1)	6.75	05/15/28	35,000	34,262
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	40,000	42,055
Ingevity Corp.(1)	3.88	11/01/28	45,000	39,722
Methanex Corp.	5.13	10/15/27	80,000	77,253
Methanex Corp.	5.25	12/15/29	65,000	62,151
Methanex Corp.	5.65	12/01/44	20,000	16,865
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	38,286
NOVA Chemicals Corp.(1)	4.25	05/15/29	55,000	46,370
NOVA Chemicals Corp.(1)	5.00	05/01/25	45,000	43,921
NOVA Chemicals Corp.(1)	5.25	06/01/27	100,000	93,104
NOVA Chemicals Corp.(1)	8.50	11/15/28	40,000	41,909
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	32,058
Olin Corp.	5.00	02/01/30	50,000	47,192
Olin Corp.	5.13	09/15/27	45,000	43,697
Olin Corp.	5.63	08/01/29	65,000	63,743
SNF Group SACA(1)	3.13	03/15/27	40,000	37,083
SNF Group SACA(1)	3.38	03/15/30	20,000	17,195
				1,249,665
COAL – 0.1%
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	40,688

COMMERCIAL SERVICES – 4.0%
ADT Security Corp.(1)	4.13	08/01/29	95,000	87,756
ADT Security Corp.(1)	4.88	07/15/32	70,000	64,198
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	37,791
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	50,000	49,164
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	22,712
AMN Healthcare, Inc.(1)	4.63	10/01/27	50,000	47,705
APX Group, Inc.(1)	6.75	02/15/27	50,000	50,066
Block, Inc.	2.75	06/01/26	95,000	89,003
Block, Inc.	3.50	06/01/31	85,000	73,326
Brink’s Co.(1)	4.63	10/15/27	65,000	61,784
Brink’s Co.(1)	5.50	07/15/25	35,000	34,839
CoreCivic, Inc.	8.25	04/15/26	60,000	61,539
Graham Holdings Co.(1)	5.75	06/01/26	35,000	34,592
Grand Canyon University	5.13	10/01/28	35,000	31,911
GTCR W-2 Merger Sub LLC(1)	7.50	01/15/31	205,000	213,106
Korn Ferry(1)	4.63	12/15/27	35,000	33,501
Port of Newcastle Investments Financing Pty Ltd.(1)	5.90	11/24/31	30,000	27,058
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	95,000	87,595
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	125,000	125,061
Service Corp. International/US	3.38	08/15/30	80,000	69,821

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.0% (Continued)
Service Corp. International/US	4.00	05/15/31	$75,000	$66,827
Service Corp. International/US	4.63	12/15/27	40,000	38,836
Service Corp. International/US	5.13	06/01/29	85,000	83,194
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	45,000	43,938
TriNet Group, Inc.(1)	3.50	03/01/29	50,000	44,174
TriNet Group, Inc.(1)	7.13	08/15/31	40,000	40,876
United Rentals North America, Inc.	3.75	01/15/32	75,000	65,949
United Rentals North America, Inc.	3.88	11/15/27	70,000	66,746
United Rentals North America, Inc.	3.88	02/15/31	90,000	81,273
United Rentals North America, Inc.	4.00	07/15/30	80,000	73,236
United Rentals North America, Inc.	4.88	01/15/28	155,000	151,396
United Rentals North America, Inc.	5.25	01/15/30	70,000	68,849
United Rentals North America, Inc.	5.50	05/15/27	45,000	44,925
				2,172,747
COMPUTERS – 1.6%
ASGN, Inc.(1)	4.63	05/15/28	55,000	52,065
Crane NXT Co.	4.20	03/15/48	30,000	22,459
Crowdstrike Holdings, Inc.	3.00	02/15/29	65,000	58,146
KBR, Inc.(1)	4.75	09/30/28	25,000	23,078
NCR Atleos Corp.(1)	9.50	04/01/29	125,000	134,190
Seagate HDD Cayman	4.09	06/01/29	65,000	59,964
Seagate HDD Cayman	4.13	01/15/31	13,000	11,488
Seagate HDD Cayman	4.88	06/01/27	50,000	49,057
Seagate HDD Cayman	5.75	12/01/34	50,000	48,512
Seagate HDD Cayman(1)	8.25	12/15/29	40,000	43,103
Seagate HDD Cayman(1)	8.50	07/15/31	40,000	43,490
Seagate HDD Cayman	9.63	12/01/32	75,850	87,202
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(1)	5.75	06/01/25	25,000	24,889
Unisys Corp.(1)	6.88	11/01/27	40,000	36,285
Western Digital Corp.	4.75	02/15/26	200,000	194,693
				888,621
COSMETICS/PERSONAL CARE – 0.6%
Coty, Inc.(1)	5.00	04/15/26	70,000	68,839
Coty, Inc.(1)	6.50	04/15/26	41,000	40,995
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	38,168
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	65,000	66,266
Edgewell Personal Care Co.(1)	4.13	04/01/29	35,000	31,579
Edgewell Personal Care Co.(1)	5.50	06/01/28	75,000	73,483
				319,330
DISTRIBUTION/WHOLESALE – 0.2%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	60,000	56,292
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	17,351
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	50,000	51,066
				124,709

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.0%
Ally Financial, Inc.	5.75	11/20/25	$90,000	$90,288
Ally Financial, Inc.	6.70	02/14/33	50,000	50,223
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	80,000	79,968
Brightsphere Investment Group, Inc.	4.80	07/27/26	25,000	23,846
Burford Capital Global Finance LLC(1)	6.25	04/15/28	35,000	33,843
Burford Capital Global Finance LLC(1)	6.88	04/15/30	35,000	33,939
Burford Capital Global Finance LLC(1)	9.25	07/01/31	60,000	62,625
Credit Acceptance Corp.	6.63	03/15/26	50,000	50,032
Credit Acceptance Corp.(1)	9.25	12/15/28	45,000	47,307
GGAM Finance Ltd.(1)	7.75	05/15/26	35,000	35,704
GGAM Finance Ltd.(1)	8.00	02/15/27	40,000	41,259
GGAM Finance Ltd.(1)	8.00	06/15/28	60,000	62,485
goeasy Ltd.(1)	4.38	05/01/26	25,000	23,896
goeasy Ltd.(1)	9.25	12/01/28	60,000	63,812
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	50,000	45,759
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	90,000	81,325
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	25,000	24,074
Macquarie Airfinance Holdings Ltd.(1)	8.13	03/30/29	50,000	51,924
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	45,000	47,304
Midcap Financial Issuer Trust(1)	5.63	01/15/30	35,000	29,925
Midcap Financial Issuer Trust(1)	6.50	05/01/28	100,000	91,415
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	50,000	48,768
Navient Corp.	4.88	03/15/28	45,000	40,915
Navient Corp.	5.00	03/15/27	60,000	57,286
Navient Corp.	5.50	03/15/29	65,000	58,762
Navient Corp.	5.63	08/01/33	50,000	39,757
Navient Corp.	6.75	06/25/25	50,000	50,337
Navient Corp.	6.75	06/15/26	40,000	40,214
Navient Corp.	9.38	07/25/30	45,000	46,969
Navient Corp.	11.50	03/15/31	55,000	60,117
OneMain Finance Corp.	3.50	01/15/27	55,000	50,380
OneMain Finance Corp.	3.88	09/15/28	50,000	43,921
OneMain Finance Corp.	4.00	09/15/30	85,000	72,057
OneMain Finance Corp.	5.38	11/15/29	65,000	60,203
OneMain Finance Corp.	6.63	01/15/28	70,000	69,817
OneMain Finance Corp.	6.88	03/15/25	95,000	95,432
OneMain Finance Corp.	7.13	03/15/26	185,000	187,656
OneMain Finance Corp.	7.88	03/15/30	40,000	40,672
OneMain Finance Corp.	9.00	01/15/29	95,000	100,148
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	60,000	54,446
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	55,000	54,289
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	45,000	41,721
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	75,000	77,317
PRA Group, Inc.(1)	5.00	10/01/29	25,000	20,190
PRA Group, Inc.(1)	7.38	09/01/25	25,000	25,178
PRA Group, Inc.(1)	8.38	02/01/28	40,000	38,127
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	100,000	91,843
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	65,000	57,836

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.0% (Continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	$120,000	$104,984
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	80,000	67,986
SLM Corp.	3.13	11/02/26	85,000	79,662
SLM Corp.	4.20	10/29/25	15,000	14,596
StoneX Group, Inc.(1)	8.63	06/15/25	30,000	30,340
Synchrony Financial	7.25	02/02/33	65,000	65,005
United Wholesale Mortgage LLC(1)	5.50	11/15/25	65,000	64,251
United Wholesale Mortgage LLC(1)	5.50	04/15/29	70,000	66,175
United Wholesale Mortgage LLC(1)	5.75	06/15/27	45,000	44,198
				3,232,508
ELECTRIC – 5.4%
Algonquin Power & Utilities Corp.	4.75	01/18/82	75,000	64,952
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	40,000	37,071
Calpine Corp.(1)	3.75	03/01/31	100,000	86,957
Calpine Corp.(1)	4.50	02/15/28	105,000	99,932
Calpine Corp.(1)	5.25	06/01/26	35,000	34,454
Clearway Energy Operating LLC(1)	3.75	02/15/31	95,000	82,433
Clearway Energy Operating LLC(1)	3.75	01/15/32	25,000	21,256
Clearway Energy Operating LLC(1)	4.75	03/15/28	80,000	76,237
DPL, Inc.	4.13	07/01/25	65,000	63,400
DPL, Inc.	4.35	04/15/29	15,000	13,904
Drax FinCo. PLC(1)	6.63	11/01/25	45,000	44,719
Edison International	7.88	06/15/54	35,000	35,663
Edison International	8.13	06/15/53	50,000	51,481
Electricite de France SA(1),(2)	9.13	–	140,000	156,705
Emera, Inc.	6.75	06/15/76	105,000	103,283
FirstEnergy Corp.	2.25	09/01/30	25,000	20,909
FirstEnergy Corp.	2.65	03/01/30	50,000	43,489
FirstEnergy Corp.	3.40	03/01/50	80,000	55,465
FirstEnergy Corp.	4.15	07/15/27	210,000	201,821
FirstEnergy Corp.	5.10	07/15/47	54,000	48,408
FirstEnergy Corp.	7.38	11/15/31	45,000	53,176
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	40,000	36,169
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	30,000	28,392
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	60,000	56,398
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	75,000	77,323
NRG Energy, Inc.(1)	3.38	02/15/29	50,000	44,150
NRG Energy, Inc.(1)	3.63	02/15/31	90,000	77,275
NRG Energy, Inc.(1)	3.88	02/15/32	50,000	42,923
NRG Energy, Inc.(1)	5.25	06/15/29	70,000	67,182
NRG Energy, Inc.	5.75	01/15/28	65,000	64,363
NRG Energy, Inc.	6.63	01/15/27	35,000	35,125
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	55,000	51,309
PG&E Corp.	5.00	07/01/28	100,000	96,712
PG&E Corp.	5.25	07/01/30	90,000	86,017
Talen Energy Supply LLC(1)	8.63	06/01/30	105,000	111,518
Terraform Global Operating LP(1)	6.13	03/01/26	35,000	34,634
TransAlta Corp.	6.50	03/15/40	25,000	24,751

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.4% (Continued)
TransAlta Corp.	7.75	11/15/29	$45,000	$47,348
Vistra Operations Co. LLC(1)	4.38	05/01/29	130,000	119,478
Vistra Operations Co. LLC(1)	5.00	07/31/27	100,000	96,969
Vistra Operations Co. LLC(1)	5.50	09/01/26	85,000	84,306
Vistra Operations Co. LLC(1)	5.63	02/15/27	130,000	128,184
Vistra Operations Co. LLC(1)	7.75	10/15/31	120,000	124,744
				2,930,985
ELECTRICAL COMPONENTS & EQUIPMENT – 0.6%
EnerSys(1)	4.38	12/15/27	30,000	28,241
EnerSys(1)	6.63	01/15/32	25,000	25,322
WESCO Distribution, Inc.(1)	7.13	06/15/25	145,000	145,883
WESCO Distribution, Inc.(1)	7.25	06/15/28	125,000	128,491
				327,937
ELECTRONICS – 1.0%
Atkore, Inc.(1)	4.25	06/01/31	35,000	30,897
Imola Merger Corp.(1)	4.75	05/15/29	185,000	172,400
Sensata Technologies BV(1)	4.00	04/15/29	110,000	100,807
Sensata Technologies BV(1)	5.00	10/01/25	60,000	59,778
Sensata Technologies BV(1)	5.88	09/01/30	55,000	54,400
Sensata Technologies, Inc.(1)	3.75	02/15/31	90,000	78,228
TTM Technologies, Inc.(1)	4.00	03/01/29	45,000	40,606
				537,116
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	60,000	55,451
TerraForm Power Operating LLC(1)	5.00	01/31/28	65,000	62,704
Topaz Solar Farms LLC(1)	5.75	09/30/39	47,159	46,956
				165,111
ENGINEERING & CONSTRUCTION – 0.7%
AECOM	5.13	03/15/27	95,000	93,459
Arcosa, Inc.(1)	4.38	04/15/29	30,000	28,017
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru(1)	4.05	04/27/26	35,000	32,008
Cellnex Finance Co. SA(1)	3.88	07/07/41	55,000	42,911
Dycom Industries, Inc.(1)	4.50	04/15/29	45,000	42,005
Fluor Corp.	4.25	09/15/28	55,000	53,036
TopBuild Corp.(1)	3.63	03/15/29	35,000	31,697
TopBuild Corp.(1)	4.13	02/15/32	45,000	39,371
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	30,000	27,991
				390,495
ENTERTAINMENT – 1.9%
Caesars Resort Collection LLC/CRC Finco, Inc.(1)	5.75	07/01/25	90,000	90,229
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(1)	5.50	05/01/25	95,000	94,874
International Game Technology PLC(1)	4.13	04/15/26	75,000	72,687
International Game Technology PLC(1)	5.25	01/15/29	75,000	73,248
International Game Technology PLC(1)	6.25	01/15/27	70,000	70,458

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 1.9% (Continued)
International Game Technology PLC(1)	6.50	02/15/25	$43,000	$43,090
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	50,000	46,312
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	110,000	111,219
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	30,000	28,816
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	115,000	102,264
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	20,000	16,967
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	35,000	36,465
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	36,000	36,198
Vail Resorts, Inc.(1)	6.25	05/15/25	50,000	50,104
WMG Acquisition Corp.(1)	3.00	02/15/31	75,000	63,612
WMG Acquisition Corp.(1)	3.75	12/01/29	50,000	45,092
WMG Acquisition Corp.(1)	3.88	07/15/30	50,000	44,601
				1,026,236
ENVIRONMENTAL CONTROL – 0.9%
Clean Harbors, Inc.(1)	4.88	07/15/27	55,000	53,271
Clean Harbors, Inc.(1)	5.13	07/15/29	20,000	19,151
Clean Harbors, Inc.(1)	6.38	02/01/31	45,000	45,628
GFL Environmental, Inc.(1)	3.50	09/01/28	75,000	67,959
GFL Environmental, Inc.(1)	3.75	08/01/25	80,000	77,886
GFL Environmental, Inc.(1)	4.25	06/01/25	45,000	44,253
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	43,978
GFL Environmental, Inc.(1)	6.75	01/15/31	80,000	81,922
Stericycle, Inc.(1)	3.88	01/15/29	45,000	40,954
				475,002
FOOD – 2.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	110,000	104,587
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	125,000	113,049
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	120,000	116,509
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	100,000	95,657
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	54,988
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	70,000	70,822
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	20,000	20,397
Ingles Markets, Inc.(1)	4.00	06/15/31	30,000	26,542
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	90,000	82,204
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	65,000	58,375
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	50,000	48,709
Pilgrim’s Pride Corp.	3.50	03/01/32	80,000	67,557
Pilgrim’s Pride Corp.	4.25	04/15/31	85,000	76,598
Pilgrim’s Pride Corp.	6.25	07/01/33	90,000	91,987
Pilgrim’s Pride Corp.	6.88	05/15/34	55,000	58,687
Safeway, Inc.	7.25	02/01/31	25,000	26,271
				1,112,939
FOREST PRODUCTS & PAPER – 0.1%
Domtar Corp.(1)	6.75	10/01/28	60,000	55,125

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 0.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	$75,000	$68,143
Avantor Funding, Inc.(1)	4.63	07/15/28	145,000	138,181
Hologic, Inc.(1)	3.25	02/15/29	85,000	76,500
Hologic, Inc.(1)	4.63	02/01/28	40,000	38,635
Teleflex, Inc.(1)	4.25	06/01/28	25,000	23,740
Teleflex, Inc.	4.63	11/15/27	60,000	58,261
				403,460
HEALTHCARE-SERVICES – 3.0%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	45,000	40,966
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	45,000	40,021
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	42,552
Fortrea Holdings, Inc.(1)	7.50	07/01/30	50,000	50,879
IQVIA, Inc.(1)	5.00	10/15/26	100,000	97,894
IQVIA, Inc.(1)	5.00	05/15/27	100,000	97,823
IQVIA, Inc.(1)	6.50	05/15/30	50,000	51,066
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	48,257
Molina Healthcare, Inc.(1)	3.88	05/15/32	75,000	64,245
Molina Healthcare, Inc.(1)	4.38	06/15/28	78,000	73,187
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	35,895
Tenet Healthcare Corp.	4.25	06/01/29	135,000	125,440
Tenet Healthcare Corp.	4.38	01/15/30	130,000	120,401
Tenet Healthcare Corp.	4.63	06/15/28	50,000	47,464
Tenet Healthcare Corp.	4.88	01/01/26	195,000	193,430
Tenet Healthcare Corp.	5.13	11/01/27	125,000	121,483
Tenet Healthcare Corp.	6.13	06/15/30	190,000	190,167
Tenet Healthcare Corp.(1)	6.75	05/15/31	130,000	133,131
Toledo Hospital	4.98	11/15/45	25,000	17,156
Toledo Hospital	5.33	11/15/28	25,000	23,281
Toledo Hospital	6.02	11/15/48	40,000	31,500
				1,646,238
HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	50,000	53,397
Stena International SA(1)	6.13	02/01/25	35,000	35,000
Stena International SA(1)	7.25	01/15/31	60,000	60,084
				148,481
HOME BUILDERS – 1.6%
Century Communities, Inc.(1)	3.88	08/15/29	40,000	36,030
Century Communities, Inc.	6.75	06/01/27	50,000	50,423
Forestar Group, Inc.(1)	3.85	05/15/26	35,000	33,285
Forestar Group, Inc.(1)	5.00	03/01/28	30,000	28,338
Installed Building Products, Inc.(1)	5.75	02/01/28	30,000	29,432
KB Home	4.00	06/15/31	40,000	35,315
KB Home	4.80	11/15/29	25,000	23,682
KB Home	6.88	06/15/27	15,000	15,483
KB Home	7.25	07/15/30	50,000	51,449
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	25,696
LGI Homes, Inc.(1)	8.75	12/15/28	40,000	42,253

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.6% (Continued)
M/I Homes, Inc.	3.95	02/15/30	$30,000	$26,654
M/I Homes, Inc.	4.95	02/01/28	40,000	38,494
Mattamy Group Corp.(1)	4.63	03/01/30	60,000	54,759
Mattamy Group Corp.(1)	5.25	12/15/27	40,000	38,636
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	40,000	38,050
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	30,000	28,167
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	55,000	52,434
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	45,000	44,719
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	40,000	39,695
Thor Industries, Inc.(1)	4.00	10/15/29	45,000	39,883
Tri Pointe Homes, Inc.	5.70	06/15/28	55,000	54,151
Winnebago Industries, Inc.(1)	6.25	07/15/28	25,000	24,685
				851,713
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	70,000	59,131
Tempur Sealy International, Inc.(1)	4.00	04/15/29	80,000	72,261
				131,392
HOUSEHOLD PRODUCTS/WARES – 0.3%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	49,918
Central Garden & Pet Co.	4.13	10/15/30	35,000	31,417
Central Garden & Pet Co.(1)	4.13	04/30/31	45,000	39,799
Central Garden & Pet Co.	5.13	02/01/28	25,000	24,220
				145,354
HOUSEWARES – 0.7%
Newell Brands, Inc.	4.88	06/01/25	45,000	44,189
Newell Brands, Inc.	5.20	04/01/26	185,000	180,256
Newell Brands, Inc.	6.38	09/15/27	50,000	49,267
Newell Brands, Inc.	6.38	04/01/36	35,000	31,182
Newell Brands, Inc.	6.50	04/01/46	65,000	52,486
Newell Brands, Inc.	6.63	09/15/29	45,000	43,713
				401,093
INSURANCE – 0.5%
Assurant, Inc.	7.00	03/27/48	35,000	35,702
Constellation Insurance, Inc.(1)	6.63	05/01/31	25,000	24,198
Constellation Insurance, Inc.(1)	6.80	01/24/30	35,000	34,808
Genworth Holdings, Inc.	6.50	06/15/34	25,000	22,938
Global Atlantic Finance Co.(1)	4.70	10/15/51	65,000	57,922
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	45,000	39,515
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	85,000	55,366
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	20,000	20,309
				290,758
INTERNET – 1.2%
Cogent Communications Group, Inc.(1)	3.50	05/01/26	40,000	38,196
Gen Digital, Inc.(1)	5.00	04/15/25	100,000	99,544
Gen Digital, Inc.(1)	6.75	09/30/27	85,000	86,368
Gen Digital, Inc.(1)	7.13	09/30/30	59,000	61,251

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.2% (Continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	$75,000	$67,967
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	50,000	49,131
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	38,507
Match Group Holdings II LLC(1)	4.13	08/01/30	45,000	40,524
Match Group Holdings II LLC(1)	4.63	06/01/28	55,000	51,815
Match Group Holdings II LLC(1)	5.00	12/15/27	40,000	38,729
Match Group Holdings II LLC(1)	5.63	02/15/29	30,000	29,197
Ziff Davis, Inc.(1)	4.63	10/15/30	45,000	41,244
				642,473
INVESTMENT COMPANIES – 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	75,000	62,745
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	150,000	135,061
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	125,000	119,866
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	40,000	39,389
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	9.75	01/15/29	65,000	66,788
				423,849
IRON/STEEL – 1.5%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	70,000	71,035
Carpenter Technology Corp.	6.38	07/15/28	30,000	29,996
Carpenter Technology Corp.	7.63	03/15/30	30,000	31,056
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	28,159
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	27,039
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	49,688
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	75,000	75,283
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	80,000	80,801
Commercial Metals Co.	3.88	02/15/31	55,000	48,689
Commercial Metals Co.	4.13	01/15/30	25,000	22,842
Mineral Resources Ltd.(1)	8.00	11/01/27	60,000	61,415
Mineral Resources Ltd.(1)	8.13	05/01/27	63,000	63,694
Mineral Resources Ltd.(1)	8.50	05/01/30	65,000	66,928
Mineral Resources Ltd.(1)	9.25	10/01/28	100,000	105,750
United States Steel Corp.	6.65	06/01/37	25,000	26,167
United States Steel Corp.	6.88	03/01/29	39,000	39,560
				828,102
LEISURE TIME – 1.3%
Acushnet Co.(1)	7.38	10/15/28	30,000	31,228
Carnival Corp.(1)	4.00	08/01/28	230,000	212,896
Carnival Corp.(1)	7.00	08/15/29	45,000	46,829
Carnival Corp.(1)	9.88	08/01/27	50,000	52,469
Life Time, Inc.(1)	5.75	01/15/26	80,000	79,147
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	70,000	73,005
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	90,000	95,538
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	80,000	85,985
Vista Outdoor, Inc.(1)	4.50	03/15/29	45,000	43,915
				721,012

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 2.3%
Boyd Gaming Corp.	4.75	12/01/27	$85,000	$82,269
Boyd Gaming Corp.(1)	4.75	06/15/31	85,000	78,161
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	45,000	41,742
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	135,000	116,011
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	80,000	73,479
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	105,000	94,468
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	86,812
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	50,000	49,937
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	45,000	45,083
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	6.63	01/15/32	85,000	85,232
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	50,000	49,100
Las Vegas Sands Corp.	2.90	06/25/25	50,000	48,313
Las Vegas Sands Corp.	3.50	08/18/26	100,000	95,636
Las Vegas Sands Corp.	3.90	08/08/29	65,000	60,042
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	50,232
Travel + Leisure Co.(1)	4.63	03/01/30	40,000	36,046
Travel + Leisure Co.	6.00	04/01/27	40,000	40,037
Travel + Leisure Co.	6.60	10/01/25	40,000	40,532
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	55,583
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	45,000	42,050
				1,270,765
MACHINERY-CONSTRUCTION & MINING – 0.4%
BWX Technologies, Inc.(1)	4.13	06/30/28	35,000	32,892
BWX Technologies, Inc.(1)	4.13	04/15/29	35,000	32,458
Terex Corp.(1)	5.00	05/15/29	55,000	52,032
Vertiv Group Corp.(1)	4.13	11/15/28	80,000	74,315
				191,697
MACHINERY-DIVERSIFIED – 0.1%
Mueller Water Products, Inc.(1)	4.00	06/15/29	45,000	40,756

MEDIA – 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	125,000	105,776
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	90,000	71,616
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	120,000	104,442
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	140,000	116,885
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	75,000	61,580
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	130,000	115,612
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	45,000	38,637
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	95,000	89,348
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	150,000	144,785
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	55,000	51,181
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	30,000	29,747
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	65,000	63,335
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	50,000	50,562
Directv Financing LLC(1)	8.88	02/01/30	60,000	61,249
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	345,000	328,244
Gannett Holdings LLC(1)	6.00	11/01/26	30,000	27,121

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.0% (Continued)
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	$75,000	$66,059
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	115,000	110,862
News Corp.(1)	3.88	05/15/29	100,000	92,009
News Corp.(1)	5.13	02/15/32	40,000	37,618
Nexstar Media, Inc.(1)	4.75	11/01/28	95,000	87,119
Nexstar Media, Inc.(1)	5.63	07/15/27	160,000	155,945
Paramount Global	6.25	02/28/57	55,000	47,661
Paramount Global	6.38	03/30/62	90,000	80,432
Scripps Escrow II, Inc.(1)	3.88	01/15/29	55,000	47,344
Sinclair Television Group, Inc.(1)	4.13	12/01/30	70,000	54,143
Sirius XM Radio, Inc.(1)	3.13	09/01/26	85,000	79,407
Sirius XM Radio, Inc.(1)	3.88	09/01/31	145,000	120,984
Sirius XM Radio, Inc.(1)	4.00	07/15/28	190,000	172,680
Sirius XM Radio, Inc.(1)	4.13	07/01/30	140,000	122,612
Sirius XM Radio, Inc.(1)	5.00	08/01/27	135,000	129,873
Sirius XM Radio, Inc.(1)	5.50	07/01/29	120,000	114,094
Sunrise FinCo I BV(1)	4.88	07/15/31	110,000	96,624
TEGNA, Inc.	4.63	03/15/28	95,000	88,725
TEGNA, Inc.(1)	4.75	03/15/26	55,000	53,547
TEGNA, Inc.	5.00	09/15/29	100,000	92,432
Videotron Ltd.(1)	3.63	06/15/29	20,000	18,265
Videotron Ltd.(1)	5.13	04/15/27	85,000	83,792
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	80,000	71,544
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	125,000	120,321
VZ Secured Financing BV(1)	5.00	01/15/32	125,000	109,352
Ziggo BV(1)	4.88	01/15/30	100,000	89,518
				3,803,082
METAL FABRICATE/HARDWARE – 0.1%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	25,000	24,100
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	50,457
				74,557
MINING – 1.3%
Arsenal AIC Parent LLC(1)	8.00	10/01/30	65,000	67,881
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	145,000	130,672
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	55,000	52,933
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	60,000	59,325
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	80,000	79,239
Novelis Corp.(1)	3.25	11/15/26	80,000	74,987
Novelis Corp.(1)	3.88	08/15/31	70,000	60,800
Novelis Corp.(1)	4.75	01/30/30	135,000	125,360
Perenti Finance Pty Ltd.(1)	6.50	10/07/25	35,000	34,563
				685,760
MISCELLANEOUS MANUFACTURERS – 0.4%
Amsted Industries, Inc.(1)	4.63	05/15/30	20,000	18,070
Amsted Industries, Inc.(1)	5.63	07/01/27	55,000	54,303
Hillenbrand, Inc.	3.75	03/01/31	35,000	30,321
Hillenbrand, Inc.	5.00	09/15/26	25,000	24,460

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURERS – 0.4% (Continued)
Hillenbrand, Inc.	5.75	06/15/25	$40,000	$39,834
Trinity Industries, Inc.(1)	7.75	07/15/28	35,000	36,377
				203,365
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	40,000	38,371

OFFICE/BUSINESS EQUIPMENT – 0.3%
Xerox Corp.	4.80	03/01/35	30,000	22,468
Xerox Corp.	6.75	12/15/39	25,000	21,055
Xerox Holdings Corp.(1)	5.00	08/15/25	70,000	68,437
Xerox Holdings Corp.(1)	5.50	08/15/28	70,000	63,854
				175,814
OIL & GAS – 6.8%
Antero Resources Corp.(1)	5.38	03/01/30	50,000	47,721
Antero Resources Corp.(1)	7.63	02/01/29	44,000	45,336
Baytex Energy Corp.(1)	8.50	04/30/30	65,000	67,540
Baytex Energy Corp.(1)	8.75	04/01/27	40,000	41,656
Chesapeake Energy Corp.(1)	5.50	02/01/26	45,000	44,797
Chesapeake Energy Corp.(1)	5.88	02/01/29	45,000	44,730
Chesapeake Energy Corp.(1)	6.75	04/15/29	85,000	86,051
Chord Energy Corp.(1)	6.38	06/01/26	35,000	35,025
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	38,989
Civitas Resources, Inc.(1)	8.38	07/01/28	120,000	126,355
Civitas Resources, Inc.(1)	8.63	11/01/30	105,000	112,061
Civitas Resources, Inc.(1)	8.75	07/01/31	115,000	122,401
CNX Resources Corp.(1)	6.00	01/15/29	45,000	43,520
CNX Resources Corp.(1)	7.25	03/14/27	24,000	24,110
CNX Resources Corp.(1)	7.38	01/15/31	55,000	55,890
Crescent Energy Finance LLC(1)	7.25	05/01/26	60,000	59,817
Crescent Energy Finance LLC(1)	9.25	02/15/28	80,000	83,108
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	20,000	19,769
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	92,000	91,617
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	85,000	84,668
Energean PLC(1)	6.50	04/30/27	50,000	45,187
Harbour Energy PLC(1)	5.50	10/15/26	45,000	43,939
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	50,000	48,331
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	55,000	53,448
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	60,000	57,827
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	60,000	59,826
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	38,431
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	40,000	43,019
Matador Resources Co.	5.88	09/15/26	60,000	59,508
Matador Resources Co.(1)	6.88	04/15/28	45,000	46,115
MEG Energy Corp.(1)	5.88	02/01/29	50,000	48,826
MEG Energy Corp.(1)	7.13	02/01/27	35,000	35,488
Murphy Oil Corp.	5.88	12/01/27	40,000	39,703
Murphy Oil Corp.	5.88	12/01/42	30,000	26,612
Murphy Oil Corp.	6.38	07/15/28	35,000	35,078

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.8% (Continued)
Neptune Energy Bondco PLC(1)	6.63	05/15/25	$75,000	$74,501
Parkland Corp.(1)	4.50	10/01/29	75,000	69,038
Parkland Corp.(1)	4.63	05/01/30	75,000	69,162
Parkland Corp.(1)	5.88	07/15/27	45,000	44,691
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	75,000	73,357
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	45,000	46,641
Permian Resources Operating LLC(1)	5.38	01/15/26	30,000	29,631
Permian Resources Operating LLC(1)	5.88	07/01/29	65,000	63,636
Permian Resources Operating LLC(1)	6.88	04/01/27	50,000	49,739
Permian Resources Operating LLC(1)	7.00	01/15/32	90,000	92,977
Permian Resources Operating LLC(1)	7.75	02/15/26	30,000	30,501
Permian Resources Operating LLC(1)	8.00	04/15/27	50,000	51,786
Permian Resources Operating LLC(1)	9.88	07/15/31	40,000	44,336
Range Resources Corp.(1)	4.75	02/15/30	45,000	41,888
Range Resources Corp.	4.88	05/15/25	60,000	59,295
Range Resources Corp.	8.25	01/15/29	55,000	57,065
Seadrill Finance Ltd.(1)	8.38	08/01/30	50,000	52,075
SM Energy Co.	5.63	06/01/25	30,000	29,734
SM Energy Co.	6.50	07/15/28	35,000	35,027
SM Energy Co.	6.63	01/15/27	35,000	34,865
SM Energy Co.	6.75	09/15/26	40,000	39,979
Southwestern Energy Co.	4.75	02/01/32	120,000	111,242
Southwestern Energy Co.	5.38	02/01/29	75,000	73,292
Southwestern Energy Co.	5.38	03/15/30	100,000	96,724
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	85,000	79,277
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	70,000	64,765
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	15,000	14,921
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	55,000	55,061
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	50,000	51,151
Viper Energy, Inc.(1)	5.38	11/01/27	40,000	39,390
Viper Energy, Inc.(1)	7.38	11/01/31	35,000	36,234
				3,668,480
OIL & GAS SERVICES – 0.1%
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	30,000	31,499
Oceaneering International, Inc.	6.00	02/01/28	30,000	29,331
				60,830
PACKAGING & CONTAINERS – 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	50,000	43,752
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	55,000	54,435
Ball Corp.	2.88	08/15/30	140,000	119,471
Ball Corp.	3.13	09/15/31	75,000	63,585
Ball Corp.	4.88	03/15/26	60,000	59,306
Ball Corp.	5.25	07/01/25	95,000	94,837
Ball Corp.	6.00	06/15/29	100,000	101,001
Ball Corp.	6.88	03/15/28	55,000	56,844
Berry Global, Inc.(1)	5.63	07/15/27	70,000	69,467

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.6% (Continued)
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	$45,000	$44,053
Clearwater Paper Corp.(1)	4.75	08/15/28	25,000	23,401
Crown Americas LLC	5.25	04/01/30	50,000	48,363
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	30,000	28,944
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	85,000	83,301
Crown Cork & Seal Co., Inc.	7.38	12/15/26	20,000	20,968
Graphic Packaging International LLC(1)	3.50	03/15/28	70,000	64,693
Graphic Packaging International LLC(1)	3.75	02/01/30	60,000	53,675
Graphic Packaging International LLC(1)	4.75	07/15/27	15,000	14,579
OI European Group BV(1)	4.75	02/15/30	35,000	32,428
Sealed Air Corp.(1)	4.00	12/01/27	35,000	32,696
Sealed Air Corp.(1)	5.00	04/15/29	45,000	43,204
Sealed Air Corp.(1)	5.50	09/15/25	30,000	30,068
Sealed Air Corp.(1)	6.88	07/15/33	45,000	47,000
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	75,000	75,333
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	35,000	36,634
Silgan Holdings, Inc.	4.13	02/01/28	50,000	46,867
TriMas Corp.(1)	4.13	04/15/29	30,000	26,741
				1,415,646
PHARMACEUTICALS – 1.1%
180 Medical, Inc.(1)	3.88	10/15/29	50,000	44,736
Jazz Securities DAC(1)	4.38	01/15/29	140,000	129,279
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	195,000	178,585
Perrigo Finance Unlimited Co.	4.38	03/15/26	65,000	63,607
Perrigo Finance Unlimited Co.	4.65	06/15/30	70,000	64,177
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	19,819
Prestige Brands, Inc.(1)	3.75	04/01/31	55,000	47,744
Prestige Brands, Inc.(1)	5.13	01/15/28	35,000	34,290
				582,237
PIPELINES – 8.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	90,000	86,486
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	60,000	59,602
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	45,000	44,208
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	45,000	44,757
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	50,000	51,196
Buckeye Partners LP	3.95	12/01/26	60,000	56,972
Buckeye Partners LP(1)	4.13	03/01/25	49,000	47,890
Buckeye Partners LP	4.13	12/01/27	48,000	45,294
Buckeye Partners LP(1)	4.50	03/01/28	30,000	28,194
Buckeye Partners LP	5.85	11/15/43	55,000	44,957
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	30,526
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	125,000	116,722
DT Midstream, Inc.(1)	4.13	06/15/29	105,000	96,567
DT Midstream, Inc.(1)	4.38	06/15/31	95,000	85,180
Energy Transfer LP	8.00	05/15/54	75,000	77,661
EnLink Midstream LLC	5.38	06/01/29	45,000	43,885
EnLink Midstream LLC(1)	5.63	01/15/28	55,000	54,403

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.4% (Continued)
EnLink Midstream LLC(1)	6.50	09/01/30	$90,000	$91,911
EnLink Midstream Partners LP	4.15	06/01/25	43,000	42,133
EnLink Midstream Partners LP	4.85	07/15/26	40,000	39,089
EnLink Midstream Partners LP	5.05	04/01/45	40,000	32,544
EnLink Midstream Partners LP	5.45	06/01/47	55,000	47,858
EnLink Midstream Partners LP	5.60	04/01/44	30,000	26,652
EQM Midstream Partners LP	4.13	12/01/26	60,000	57,823
EQM Midstream Partners LP(1)	4.50	01/15/29	80,000	75,329
EQM Midstream Partners LP(1)	4.75	01/15/31	105,000	97,964
EQM Midstream Partners LP	5.50	07/15/28	75,000	74,376
EQM Midstream Partners LP(1)	6.00	07/01/25	25,000	24,964
EQM Midstream Partners LP(1)	6.50	07/01/27	80,000	81,034
EQM Midstream Partners LP	6.50	07/15/48	45,000	46,474
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	51,481
EQM Midstream Partners LP(1)	7.50	06/01/30	50,000	53,663
Harvest Midstream I LP(1)	7.50	09/01/28	70,000	70,756
Hess Midstream Operations LP(1)	4.25	02/15/30	105,000	96,676
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	19,567
Hess Midstream Operations LP(1)	5.63	02/15/26	100,000	99,445
Kinetik Holdings LP(1)	5.88	06/15/30	90,000	88,474
Kinetik Holdings LP(1)	6.63	12/15/28	75,000	76,080
New Fortress Energy, Inc.(1)	6.50	09/30/26	140,000	135,735
New Fortress Energy, Inc.(1)	6.75	09/15/25	120,000	118,651
Northriver Midstream Finance LP(1)	5.63	02/15/26	50,000	48,767
NuStar Logistics LP	5.63	04/28/27	55,000	54,582
NuStar Logistics LP	6.00	06/01/26	95,000	94,855
NuStar Logistics LP	6.38	10/01/30	50,000	50,286
Rockies Express Pipeline LLC(1)	3.60	05/15/25	30,000	29,135
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	23,375
Rockies Express Pipeline LLC(1)	4.95	07/15/29	60,000	57,412
Rockies Express Pipeline LLC(1)	7.50	07/15/38	80,000	80,671
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	95,000	91,531
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	65,000	60,470
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	55,000	50,705
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	75,000	74,874
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	120,000	107,356
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	110,000	93,251
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	130,000	115,069
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	85,000	85,143
Venture Global LNG, Inc.(1)	8.13	06/01/28	205,000	207,325
Venture Global LNG, Inc.(1)	8.38	06/01/31	195,000	197,044
Venture Global LNG, Inc.(1)	9.50	02/01/29	265,000	281,606
Venture Global LNG, Inc.(1)	9.88	02/01/32	195,000	205,189
				4,571,825

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.7%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	$55,000	$54,283
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	35,000	36,556
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	35,000	36,814
Howard Hughes Corp.(1)	4.13	02/01/29	55,000	49,655
Howard Hughes Corp.(1)	4.38	02/01/31	65,000	56,334
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	62,339
Newmark Group, Inc.(1)	7.50	01/12/29	55,000	56,192
				352,173
REAL ESTATE INVESTMENT TRUST (REITS) – 4.5%
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	35,000	30,889
Brandywine Operating Partnership LP	3.95	11/15/27	45,000	40,727
Brandywine Operating Partnership LP	4.55	10/01/29	35,000	30,472
Brandywine Operating Partnership LP	7.80	03/15/28	20,000	20,431
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	30,000	27,369
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	33,968
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	100,000	93,026
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	30,000	24,816
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	40,000	39,694
HAT Holdings I LLC/HAT Holdings II LLC(1)	8.00	06/15/27	45,000	46,659
Hudson Pacific Properties LP	3.25	01/15/30	40,000	31,983
Hudson Pacific Properties LP	3.95	11/01/27	35,000	31,525
Hudson Pacific Properties LP	4.65	04/01/29	45,000	39,802
Hudson Pacific Properties LP	5.95	02/15/28	30,000	28,440
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	75,000	67,721
Iron Mountain, Inc.(1)	4.50	02/15/31	75,000	67,337
Iron Mountain, Inc.(1)	4.88	09/15/27	85,000	82,203
Iron Mountain, Inc.(1)	4.88	09/15/29	90,000	84,186
Iron Mountain, Inc.(1)	5.00	07/15/28	50,000	47,877
Iron Mountain, Inc.(1)	5.25	03/15/28	65,000	63,092
Iron Mountain, Inc.(1)	5.25	07/15/30	130,000	122,727
Iron Mountain, Inc.(1)	5.63	07/15/32	75,000	70,518
Iron Mountain, Inc.(1)	7.00	02/15/29	105,000	107,767
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	55,000	50,979
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	65,000	58,266
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	20,000	19,674
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	120,000	73,640
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	95,000	64,347
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	125,000	94,733
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	40,000	33,879
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	50,000	42,352
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	42,557
RLJ Lodging Trust LP(1)	4.00	09/15/29	45,000	39,863
SBA Communications Corp.	3.13	02/01/29	145,000	129,351
SBA Communications Corp.	3.88	02/15/27	135,000	128,922
Service Properties Trust	5.50	12/15/27	35,000	32,948
Service Properties Trust	7.50	09/15/25	80,000	81,269
Service Properties Trust(1)	8.63	11/15/31	100,000	106,108
Starwood Property Trust, Inc.(1)	3.63	07/15/26	40,000	37,012

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.5% (Continued)
Starwood Property Trust, Inc.(1)	4.38	01/15/27	$45,000	$41,699
Starwood Property Trust, Inc.	4.75	03/15/25	45,000	44,140
Vornado Realty LP	2.15	06/01/26	40,000	36,272
Vornado Realty LP	3.40	06/01/31	30,000	23,671
				2,414,911
RETAIL – 5.9%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	70,000	64,112
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	145,000	136,577
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	45,000	44,949
Academy Ltd.(1)	6.00	11/15/27	35,000	34,613
Asbury Automotive Group, Inc.	4.50	03/01/28	40,000	37,639
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	80,000	73,777
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	37,046
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	55,000	49,749
Bath & Body Works, Inc.	5.25	02/01/28	40,000	39,188
Bath & Body Works, Inc.(1)	6.63	10/01/30	65,000	65,915
Bath & Body Works, Inc.	6.69	01/15/27	35,000	35,505
Bath & Body Works, Inc.	6.75	07/01/36	55,000	54,236
Bath & Body Works, Inc.	6.88	11/01/35	85,000	84,860
Bath & Body Works, Inc.	7.50	06/15/29	45,000	46,687
Bath & Body Works, Inc.(1)	9.38	07/01/25	35,000	36,552
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	25,000	24,210
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	55,000	55,862
FirstCash, Inc.(1)	4.63	09/01/28	45,000	42,102
FirstCash, Inc.(1)	5.63	01/01/30	55,000	52,471
Foot Locker, Inc.(1)	4.00	10/01/29	35,000	29,596
Gap, Inc.(1)	3.63	10/01/29	80,000	68,587
Gap, Inc.(1)	3.88	10/01/31	65,000	53,671
Group 1 Automotive, Inc.(1)	4.00	08/15/28	65,000	59,976
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	55,000	53,868
Kohl’s Corp.	4.25	07/17/25	25,000	24,305
Kohl’s Corp.	4.63	05/01/31	65,000	52,071
Kohl’s Corp.	5.55	07/17/45	30,000	20,227
Lithia Motors, Inc.(1)	3.88	06/01/29	70,000	62,889
Lithia Motors, Inc.(1)	4.38	01/15/31	40,000	35,901
Lithia Motors, Inc.(1)	4.63	12/15/27	45,000	43,147
Macy’s Retail Holdings LLC	4.30	02/15/43	25,000	18,752
Macy’s Retail Holdings LLC	4.50	12/15/34	40,000	33,583
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	19,842
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	40,000	38,836
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	45,000	42,711
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	40,000	37,777
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	30,589
Murphy Oil USA, Inc.(1)	3.75	02/15/31	40,000	34,538
Murphy Oil USA, Inc.	4.75	09/15/29	50,000	47,403
Murphy Oil USA, Inc.	5.63	05/01/27	30,000	29,993
Nordstrom, Inc.	4.00	03/15/27	30,000	28,128
Nordstrom, Inc.	4.25	08/01/31	25,000	20,791
Nordstrom, Inc.	4.38	04/01/30	45,000	39,087

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.9% (Continued)
Nordstrom, Inc.	5.00	01/15/44	$105,000	$76,077
Nordstrom, Inc.	6.95	03/15/28	25,000	25,335
Penske Automotive Group, Inc.	3.50	09/01/25	50,000	48,688
Penske Automotive Group, Inc.	3.75	06/15/29	44,000	39,255
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	105,000	98,176
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	60,000	59,544
Sonic Automotive, Inc.(1)	4.63	11/15/29	50,000	45,336
Sonic Automotive, Inc.(1)	4.88	11/15/31	50,000	43,447
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	45,361
Walgreen Co.	4.40	09/15/42	25,000	20,598
Walgreens Boots Alliance, Inc.	3.20	04/15/30	45,000	39,688
Walgreens Boots Alliance, Inc.	3.45	06/01/26	130,000	124,376
Walgreens Boots Alliance, Inc.	4.10	04/15/50	70,000	51,095
Walgreens Boots Alliance, Inc.	4.50	11/18/34	30,000	27,333
Walgreens Boots Alliance, Inc.	4.65	06/01/46	30,000	24,854
Walgreens Boots Alliance, Inc.	4.80	11/18/44	75,000	63,349
Yum! Brands, Inc.	3.63	03/15/31	80,000	70,670
Yum! Brands, Inc.	4.63	01/31/32	115,000	106,769
Yum! Brands, Inc.(1)	4.75	01/15/30	70,000	67,272
Yum! Brands, Inc.	5.35	11/01/43	25,000	24,111
Yum! Brands, Inc.	5.38	04/01/32	105,000	102,206
Yum! Brands, Inc.	6.88	11/15/37	30,000	32,615
				3,178,473
SEMICONDUCTORS – 0.8%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	50,490
Entegris, Inc.(1)	3.63	05/01/29	40,000	36,115
Entegris, Inc.(1)	4.38	04/15/28	40,000	37,758
Entegris, Inc.(1)	4.75	04/15/29	150,000	143,510
Entegris, Inc.(1)	5.95	06/15/30	80,000	79,087
ON Semiconductor Corp.(1)	3.88	09/01/28	60,000	54,880
Synaptics, Inc.(1)	4.00	06/15/29	40,000	35,509
				437,349
SOFTWARE – 1.5%
Camelot Finance SA(1)	4.50	11/01/26	70,000	67,554
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	90,000	83,018
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	69,906
Fair Isaac Corp.(1)	5.25	05/15/26	40,000	39,535
Open Text Corp.(1)	3.88	02/15/28	85,000	79,025
Open Text Corp.(1)	3.88	12/01/29	80,000	72,221
Open Text Holdings, Inc.(1)	4.13	02/15/30	80,000	72,476
Open Text Holdings, Inc.(1)	4.13	12/01/31	65,000	57,798
PTC, Inc.(1)	3.63	02/15/25	40,000	39,301
PTC, Inc.(1)	4.00	02/15/28	50,000	47,231
RingCentral, Inc.(1)	8.50	08/15/30	35,000	36,116
ROBLOX Corp.(1)	3.88	05/01/30	90,000	79,135
Twilio, Inc.	3.63	03/15/29	45,000	40,699
Twilio, Inc.	3.88	03/15/31	40,000	35,306
				819,321

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 2.9%
British Telecommunications PLC(1)	4.25	11/23/81	$45,000	$42,237
British Telecommunications PLC(1)	4.88	11/23/81	50,000	44,085
Ciena Corp.(1)	4.00	01/31/30	30,000	27,665
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	195,000	190,724
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	280,000	265,187
Millicom International Cellular SA(1)	4.50	04/27/31	95,000	80,107
Millicom International Cellular SA(1)	5.13	01/15/28	18,000	16,874
Millicom International Cellular SA(1)	6.25	03/25/29	63,000	60,169
Rogers Communications, Inc.(1)	5.25	03/15/82	65,000	62,062
Sable International Finance Ltd.(1)	5.75	09/07/27	50,000	48,415
United States Cellular Corp.	6.70	12/15/33	45,000	46,387
Viasat, Inc.(1)	5.63	04/15/27	50,000	46,996
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	26,168
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	130,000	113,793
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	140,000	125,561
Vodafone Group PLC	3.25	06/04/81	50,000	46,651
Vodafone Group PLC	4.13	06/04/81	100,000	86,989
Vodafone Group PLC	5.13	06/04/81	90,000	68,163
Vodafone Group PLC	7.00	04/04/79	180,000	186,405
				1,584,638
TRANSPORTATION – 0.8%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	50,000	45,685
Danaos Corp.(1)	8.50	03/01/28	25,000	25,584
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	48,460
GN Bondco LLC(1)	9.50	10/15/31	65,000	64,147
Rand Parent LLC(1)	8.50	02/15/30	75,000	74,309
RXO, Inc.(1)	7.50	11/15/27	30,000	30,927
XPO CNW, Inc.	6.70	05/01/34	25,000	25,641
XPO, Inc.(1)	7.13	06/01/31	40,000	40,996
XPO, Inc.(1)	7.13	02/01/32	55,000	56,104
				411,853
TRUCKING & LEASING – 0.5%
AerCap Global Aviation Trust(1)	6.50	06/15/45	45,000	44,756
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	95,000	92,142
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	55,000	54,982
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	40,000	42,227
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	40,000	41,526
				275,633
TOTAL CORPORATE BONDS (Cost – $52,453,164)				53,309,482

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
Citibank, New York	4.67	02/01/24	$420,871	$420,871
TOTAL SHORT-TERM INVESTMENTS (Cost – $420,871)				420,871

TOTAL INVESTMENTS – 99.1% (Cost – $52,874,035)				$53,730,353
OTHER ASSETS LESS LIABILITIES – 0.9%				477,603
NET ASSETS – 100.0%				$54,207,956

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $38,162,857 and represents 70.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$53,309,482	$–	$53,309,482
Time Deposits	–	420,871	–	420,871
Total Investments	$–	$53,730,353	$–	$53,730,353

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.6%
ADVERTISING – 1.1%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$20,000	$18,823
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	35,000	32,989
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	25,000	26,006
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	10,000	8,925
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	13,292
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	20,000	19,163
Stagwell Global LLC(1)	5.63	08/15/29	30,000	27,480
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	9,646
				156,324
AEROSPACE/DEFENSE – 3.6%
Bombardier, Inc.(1)	6.00	02/15/28	20,000	19,505
Bombardier, Inc.(1)	7.13	06/15/26	25,000	25,230
Bombardier, Inc.(1)	7.45	05/01/34	10,000	11,225
Bombardier, Inc.(1)	7.50	02/01/29	25,000	25,514
Bombardier, Inc.(1)	7.88	04/15/27	50,000	49,978
Bombardier, Inc.(1)	8.75	11/15/30	25,000	26,268
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	35,000	36,778
TransDigm, Inc.	4.63	01/15/29	25,000	23,403
TransDigm, Inc.	4.88	05/01/29	10,000	9,358
TransDigm, Inc.	5.50	11/15/27	50,000	48,688
TransDigm, Inc.(1)	6.25	03/15/26	85,000	84,491
TransDigm, Inc.(1)	6.75	08/15/28	40,000	40,705
TransDigm, Inc.(1)	6.88	12/15/30	30,000	30,728
TransDigm, Inc.(1)	7.13	12/01/31	20,000	20,871
TransDigm, Inc.	7.50	03/15/27	10,000	10,035
Triumph Group, Inc.(1)	9.00	03/15/28	35,000	36,974
				499,751
AGRICULTURE – 0.1%
Turning Point Brands, Inc.(1)	5.63	02/15/26	10,000	9,734

AIRLINES – 0.8%
American Airlines Group, Inc.(1)	3.75	03/01/25	15,000	14,629
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	30,000	28,256
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	15,000	9,805
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	15,000	9,805
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	25,000	18,123
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	15,000	12,543
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	15,000	12,725
				105,886
APPAREL – 0.4%
Crocs, Inc.(1)	4.13	08/15/31	20,000	17,065
Hanesbrands, Inc.(1)	4.88	05/15/26	25,000	24,136
Hanesbrands, Inc.(1)	9.00	02/15/31	15,000	15,143
				56,344

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.2%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	$15,000	$15,375
Wabash National Corp.(1)	4.50	10/15/28	10,000	9,113
				24,488
AUTO PARTS & EQUIPMENT – 2.6%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	25,000	24,402
Adient Global Holdings Ltd.(1)	8.25	04/15/31	10,000	10,569
American Axle & Manufacturing, Inc.	5.00	10/01/29	25,000	21,914
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	14,962
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	25,000	24,814
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/25	10,000	10,001
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	20,000	20,281
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	45,000	44,961
Goodyear Tire & Rubber Co.	4.88	03/15/27	20,000	19,311
Goodyear Tire & Rubber Co.	5.00	05/31/26	25,000	24,536
Goodyear Tire & Rubber Co.	5.00	07/15/29	20,000	18,788
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	13,661
Goodyear Tire & Rubber Co.	5.25	07/15/31	20,000	18,227
Goodyear Tire & Rubber Co.	5.63	04/30/33	15,000	13,587
Goodyear Tire & Rubber Co.	9.50	05/31/25	20,000	20,321
Tenneco, Inc.(1)	8.00	11/17/28	55,000	47,953
Titan International, Inc.	7.00	04/30/28	10,000	9,977
				358,265
BANKS – 0.4%
Freedom Mortgage Corp.(1)	6.63	01/15/27	15,000	14,420
Freedom Mortgage Corp.(1)	7.63	05/01/26	15,000	14,950
Freedom Mortgage Corp.(1)	12.00	10/01/28	20,000	21,970
Freedom Mortgage Corp.(1)	12.25	10/01/30	10,000	11,156
				62,496
BEVERAGES – 0.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	20,000	18,228

BUILDING MATERIALS – 1.0%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	15,000	15,422
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	20,000	20,522
Eco Material Technologies, Inc.(1)	7.88	01/31/27	15,000	15,007
Griffon Corp.	5.75	03/01/28	30,000	29,432
JELD-WEN, Inc.(1)	4.88	12/15/27	10,000	9,492
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	15,000	13,667
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	14,429
PGT Innovations, Inc.(1)	4.38	10/01/29	15,000	15,127
				133,098
CHEMICALS – 2.5%
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	25,000	16,633
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	15,000	15,643
Axalta Coating Systems LLC(1)	3.38	02/15/29	20,000	17,790
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	15,000	14,456

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.5% (Continued)
Cerdia Finanz GmbH(1)	10.50	02/15/27	$15,000	$15,420
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	15,000	14,153
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	9,584
Olympus Water US Holding Corp.(1)	4.25	10/01/28	20,000	18,276
Olympus Water US Holding Corp.(1)	9.75	11/15/28	55,000	58,257
Rain Carbon, Inc.(1)	12.25	09/01/29	10,000	9,912
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	30,000	27,887
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	20,000	19,464
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	20,000	16,962
TPC Group, Inc.(1)	13.00	12/16/27	10,000	10,217
Tronox, Inc.(1)	4.63	03/15/29	30,000	26,518
Valvoline, Inc.(1)	3.63	06/15/31	15,000	12,841
Valvoline, Inc.(1)	4.25	02/15/30	15,000	14,913
WR Grace Holdings LLC(1)	4.88	06/15/27	30,000	28,724
				347,650
COMMERCIAL SERVICES – 5.7%
Albion Financing 2 Sarl(1)	8.75	04/15/27	15,000	15,059
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	55,000	54,245
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	10,000	9,020
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	45,000	40,541
Alta Equipment Group, Inc.(1)	5.63	04/15/26	10,000	9,642
APi Group DE, Inc.(1)	4.13	07/15/29	15,000	13,742
APX Group, Inc.(1)	5.75	07/15/29	25,000	23,768
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	30,000	27,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	24,293
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	10,000	9,986
Carriage Services, Inc.(1)	4.25	05/15/29	10,000	8,683
CoreLogic, Inc.(1)	4.50	05/01/28	20,000	17,746
Garda World Security Corp.(1)	4.63	02/15/27	15,000	14,190
Garda World Security Corp.(1)	7.75	02/15/28	15,000	15,277
Herc Holdings, Inc.(1)	5.50	07/15/27	35,000	34,396
Hertz Corp.(1)	4.63	12/01/26	15,000	13,505
Hertz Corp.(1)	5.00	12/01/29	30,000	23,734
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	10,000	10,006
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	15,000	14,817
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	30,000	26,663
Neptune Bidco US, Inc.(1)	9.29	04/15/29	75,000	71,698
NESCO Holdings II, Inc.(1)	5.50	04/15/29	25,000	23,459
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	10,000	8,929
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	35,000	34,715
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	18,283
RR Donnelley & Sons Co.(1)	9.75	07/31/28	10,000	9,995
Sabre GLBL, Inc.(1)	8.63	06/01/27	25,000	23,394
Sabre GLBL, Inc.(1)	11.25	12/15/27	15,000	15,028
Sotheby’s(1)	7.38	10/15/27	30,000	28,876
Upbound Group, Inc.(1)	6.38	02/15/29	15,000	14,313
VT Topco, Inc.(1)	8.50	08/15/30	15,000	15,688
Wand NewCo 3, Inc.(1)	7.63	01/30/32	35,000	36,170

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.7% (Continued)
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	$25,000	$24,056
Williams Scotsman, Inc.(1)	4.63	08/15/28	20,000	18,950
Williams Scotsman, Inc.(1)	6.13	06/15/25	10,000	9,985
Williams Scotsman, Inc.(1)	7.38	10/01/31	10,000	10,481
WW International, Inc.(1)	4.50	04/15/29	15,000	7,061
ZipRecruiter, Inc.(1)	5.00	01/15/30	15,000	13,373
				791,567
COMPUTERS – 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	15,000	13,746
NCR Voyix Corp.(1)	5.00	10/01/28	25,000	23,591
NCR Voyix Corp.(1)	5.13	04/15/29	25,000	23,413
NCR Voyix Corp.(1)	5.25	10/01/30	15,000	13,816
Presidio Holdings, Inc.(1)	4.88	02/01/27	15,000	14,553
Science Applications International Corp.(1)	4.88	04/01/28	15,000	14,172
				103,291
DISTRIBUTION/WHOLESALE – 0.9%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	10,000	8,920
G-III Apparel Group Ltd.(1)	7.88	08/15/25	10,000	10,036
H&E Equipment Services, Inc.(1)	3.88	12/15/28	35,000	31,809
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	25,000	26,377
Verde Purchaser LLC(1)	10.50	11/30/30	20,000	20,678
Windsor Holdings III LLC(1)	8.50	06/15/30	25,000	25,769
				123,589
DIVERSIFIED FINANCIAL SERVICES – 2.0%
AG Issuer LLC(1)	6.25	03/01/28	15,000	14,829
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	15,000	15,584
Aretec Group, Inc.(1)	10.00	08/15/30	20,000	21,625
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	10,000	9,503
Coinbase Global, Inc.(1)	3.38	10/01/28	35,000	28,732
Coinbase Global, Inc.(1)	3.63	10/01/31	15,000	11,270
Enova International, Inc.(1)	8.50	09/15/25	10,000	9,897
Enova International, Inc.(1)	11.25	12/15/28	10,000	10,466
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	20,000	20,269
LFS Topco LLC(1)	5.88	10/15/26	10,000	9,205
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	25,000	22,501
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	10,000	9,506
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	20,000	18,459
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	20,000	19,629
NFP Corp.(1)	4.88	08/15/28	25,000	24,821
NFP Corp.(1)	8.50	10/01/31	10,000	11,012
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,497
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	9,234
				276,039

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 0.8%
Calpine Corp.(1)	5.00	02/01/31	$40,000	$36,324
Calpine Corp.(1)	5.13	03/15/28	40,000	38,205
Pike Corp.(1)	5.50	09/01/28	20,000	19,113
Pike Corp.(1)	8.63	01/31/31	10,000	10,592
				104,234
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	20,000	18,120
Energizer Holdings, Inc.(1)	4.75	06/15/28	25,000	23,287
				41,407
ELECTRONICS – 0.3%
Coherent Corp.(1)	5.00	12/15/29	30,000	28,120
Likewize Corp.(1)	9.75	10/15/25	10,000	10,142
				38,262
ENERGY-ALTERNATE SOURCES – 0.1%
Sunnova Energy Corp.(1)	5.88	09/01/26	10,000	8,314
Sunnova Energy Corp.(1)	11.75	10/01/28	10,000	8,709
				17,023
ENGINEERING & CONSTRUCTION – 0.6%
Brand Industrial Services, Inc.(1)	10.38	08/01/30	35,000	37,012
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,862
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	20,000	18,086
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	20,000	19,807
				84,767
ENTERTAINMENT – 6.3%
Affinity Interactive(1)	6.88	12/15/27	15,000	13,589
Banijay Entertainment SASU(1)	8.13	05/01/29	15,000	15,520
Boyne USA, Inc.(1)	4.75	05/15/29	20,000	18,336
Caesars Entertainment, Inc.(1)	4.63	10/15/29	35,000	32,022
Caesars Entertainment, Inc.(1)	6.25	07/01/25	100,000	100,404
Caesars Entertainment, Inc.(1)	6.50	02/15/32	40,000	40,468
Caesars Entertainment, Inc.(1)	7.00	02/15/30	55,000	56,555
Caesars Entertainment, Inc.(1)	8.13	07/01/27	40,000	41,075
CCM Merger, Inc.(1)	6.38	05/01/26	10,000	9,905
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	20,000	19,135
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	15,000	14,862
Churchill Downs, Inc.(1)	4.75	01/15/28	20,000	19,063
Churchill Downs, Inc.(1)	5.50	04/01/27	20,000	19,773
Churchill Downs, Inc.(1)	5.75	04/01/30	35,000	33,887
Churchill Downs, Inc.(1)	6.75	05/01/31	10,000	10,126
Cinemark USA, Inc.(1)	5.25	07/15/28	30,000	27,697
Everi Holdings, Inc.(1)	5.00	07/15/29	15,000	13,797
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	15,000	14,243
Light & Wonder International, Inc.(1)	7.00	05/15/28	15,000	14,992
Light & Wonder International, Inc.(1)	7.25	11/15/29	20,000	20,552

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 6.3% (Continued)
Light & Wonder International, Inc.(1)	7.50	09/01/31	$15,000	$15,618
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	20,000	15,227
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	35,000	33,372
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	15,000	15,030
Merlin Entertainments Ltd.(1)	5.75	06/15/26	10,000	9,882
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	20,000	18,468
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	35,000	32,901
Odeon FinCo. PLC(1)	12.75	11/01/27	10,000	10,070
Ontario Gaming GTA LP(1)	8.00	08/01/30	10,000	10,431
Penn Entertainment, Inc.(1)	5.63	01/15/27	25,000	24,160
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	30,000	22,522
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	10,000	7,273
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	25,000	23,518
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	20,000	18,644
Six Flags Entertainment Corp.(1)	5.50	04/15/27	20,000	19,913
Six Flags Entertainment Corp.(1)	7.25	05/15/31	15,000	15,310
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	25,000	23,638
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	15,000	15,478
				867,456
ENVIRONMENTAL CONTROL – 0.8%
Covanta Holding Corp.(1)	4.88	12/01/29	25,000	21,616
Covanta Holding Corp.	5.00	09/01/30	10,000	8,523
Enviri Corp.(1)	5.75	07/31/27	15,000	14,115
GFL Environmental, Inc.(1)	4.00	08/01/28	20,000	18,364
GFL Environmental, Inc.(1)	4.38	08/15/29	15,000	13,775
GFL Environmental, Inc.(1)	4.75	06/15/29	20,000	18,796
Madison IAQ LLC(1)	4.13	06/30/28	20,000	18,398
				113,587
FOOD – 2.6%
Aragvi Finance International DAC(1)	8.45	04/29/26	20,000	14,381
B&G Foods, Inc.(1)	8.00	09/15/28	15,000	15,655
C&S Group Enterprises LLC(1)	5.00	12/15/28	10,000	8,130
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	14,052
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	20,000	20,205
Performance Food Group, Inc.(1)	4.25	08/01/29	30,000	27,517
Performance Food Group, Inc.(1)	5.50	10/15/27	35,000	34,166
Post Holdings, Inc.(1)	4.50	09/15/31	39,000	35,057
Post Holdings, Inc.(1)	4.63	04/15/30	10,000	9,205
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	53,212
Post Holdings, Inc.(1)	5.63	01/15/28	35,000	34,472
SEG Holding LLC/SEG Finance Corp.(1)	5.63	10/15/28	10,000	10,138
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	25,000	21,514
US Foods, Inc.(1)	4.63	06/01/30	15,000	13,993
US Foods, Inc.(1)	4.75	02/15/29	25,000	23,739
US Foods, Inc.(1)	6.88	09/15/28	10,000	10,278
US Foods, Inc.(1)	7.25	01/15/32	15,000	15,731
				361,445

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD SERVICE – 0.4%
Aramark Services, Inc.(1)	5.00	04/01/25	$15,000	$14,911
Aramark Services, Inc.(1)	5.00	02/01/28	30,000	29,015
TKC Holdings, Inc.(1)	6.88	05/15/28	15,000	13,702
				57,628
FOREST PRODUCTS & PAPER – 0.2%
Mercer International, Inc.	5.13	02/01/29	30,000	25,787

GAS – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	15,000	14,746
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	14,361
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	20,000	19,400
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	15,000	15,432
				63,939
HEALTHCARE-PRODUCTS – 1.8%
Bausch & Lomb Escrow Corp.(1)	8.38	10/01/28	40,000	41,553
Embecta Corp.(1)	5.00	02/15/30	15,000	12,287
Garden Spinco Corp.(1)	8.63	07/20/30	10,000	10,707
Medline Borrower LP(1)	3.88	04/01/29	125,000	113,285
Medline Borrower LP(1)	5.25	10/01/29	70,000	65,331
				243,163
HEALTHCARE-SERVICES – 5.7%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	15,000	14,319
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	10,000	9,785
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	15,000	13,200
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	20,000	17,594
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	10,000	9,631
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	30,000	23,839
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	45,000	37,306
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	50,000	46,252
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	22,611
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	48,000	47,351
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	20,000	20,947
DaVita, Inc.(1)	3.75	02/15/31	35,000	28,884
DaVita, Inc.(1)	4.63	06/01/30	85,000	75,272
Encompass Health Corp.	4.50	02/01/28	30,000	28,683
Encompass Health Corp.	4.63	04/01/31	10,000	9,193
Encompass Health Corp.	4.75	02/01/30	25,000	23,468
HealthEquity, Inc.(1)	4.50	10/01/29	20,000	18,698
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	20,000	20,876
Legacy LifePoint Health LLC(1)	4.38	02/15/27	20,000	18,645
LifePoint Health, Inc.(1)	9.88	08/15/30	20,000	20,476
LifePoint Health, Inc.(1)	11.00	10/15/30	30,000	31,960
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	15,000	12,183
ModivCare, Inc.(1)	5.88	11/15/25	15,000	14,827
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	25,000	24,895
Select Medical Corp.(1)	6.25	08/15/26	35,000	35,020

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.7% (Continued)
Star Parent, Inc.(1)	9.00	10/01/30	$25,000	$26,319
Tenet Healthcare Corp.	6.13	10/01/28	70,000	69,801
Tenet Healthcare Corp.	6.25	02/01/27	40,000	39,917
Tenet Healthcare Corp.	6.88	11/15/31	10,000	10,269
US Acute Care Solutions LLC(1)	6.38	03/01/26	20,000	17,496
				789,717
HOME BUILDERS – 0.8%
Adams Homes, Inc.(1)	9.25	10/15/28	10,000	10,255
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	10,000	9,011
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	13,590
Beazer Homes USA, Inc.	5.88	10/15/27	20,000	19,503
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	20,000	17,754
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	20,000	19,436
Empire Communities Corp.(1)	7.00	12/15/25	15,000	14,844
				104,393
HOUSEHOLD PRODUCTS/WARES – 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	10,000	9,676
Spectrum Brands, Inc.(1)	3.88	03/15/31	15,000	13,909
				23,585
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	20,000	19,621
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	16,744
Scotts Miracle-Gro Co.	4.50	10/15/29	25,000	22,145
				58,510
INSURANCE – 2.3%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	20,000	17,952
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	25,000	23,277
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	35,000	35,351
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	35,000	35,397
AmWINS Group, Inc.(1)	4.88	06/30/29	25,000	23,356
HUB International Ltd.(1)	7.25	06/15/30	65,000	66,911
HUB International Ltd.(1)	7.38	01/31/32	75,000	76,854
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	20,000	20,766
Ryan Specialty LLC(1)	4.38	02/01/30	15,000	13,917
				313,781
INTERNET – 2.2%
ANGI Group LLC(1)	3.88	08/15/28	15,000	12,910
Arches Buyer, Inc.(1)	4.25	06/01/28	25,000	22,380
Cablevision Lightpath LLC(1)	3.88	09/15/27	10,000	8,967
Cars.com, Inc.(1)	6.38	11/01/28	10,000	9,771
Cogent Communications Group, Inc.(1)	7.00	06/15/27	15,000	15,059
EquipmentShare.com, Inc.(1)	9.00	05/15/28	30,000	30,479
GrubHub Holdings, Inc.(1)	5.50	07/01/27	15,000	13,104
ION Trading Technologies Sarl(1)	5.75	05/15/28	10,000	9,171
Millennium Escrow Corp.(1)	6.63	08/01/26	25,000	16,025
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	15,000	16,232

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 2.2% (Continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	$10,000	$9,629
Rakuten Group, Inc.(1),(2)	5.13	–	15,000	12,452
Rakuten Group, Inc.(1),(2)	6.25	–	35,000	24,323
TripAdvisor, Inc.(1)	7.00	07/15/25	15,000	15,059
Uber Technologies, Inc.(1)	4.50	08/15/29	45,000	42,679
Uber Technologies, Inc.(1)	6.25	01/15/28	15,000	15,096
Uber Technologies, Inc.(1)	7.50	09/15/27	30,000	30,677
				304,013
INVESTMENT COMPANIES – 0.2%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	35,000	33,364

IRON/STEEL – 0.4%
ATI, Inc.	4.88	10/01/29	10,000	9,251
ATI, Inc.	5.13	10/01/31	15,000	13,707
ATI, Inc.	7.25	08/15/30	15,000	15,450
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	10,000	10,210
TMS International Corp./DE(1)	6.25	04/15/29	10,000	8,612
				57,230
LEISURE TIME – 4.0%
Carnival Corp.(1)	5.75	03/01/27	90,000	88,728
Carnival Corp.(1)	6.00	05/01/29	45,000	43,620
Carnival Corp.(1)	7.63	03/01/26	40,000	40,656
Carnival Corp.(1)	10.50	06/01/30	30,000	32,958
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	50,000	54,729
Life Time, Inc.(1)	8.00	04/15/26	15,000	15,031
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	9,920
NCL Corp. Ltd.(1)	5.88	02/15/27	30,000	29,577
NCL Corp. Ltd.(1)	8.13	01/15/29	20,000	21,008
NCL Corp. Ltd.(1)	8.38	02/01/28	15,000	15,758
Royal Caribbean Cruises Ltd.	3.70	03/15/28	10,000	9,224
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	25,000	24,072
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	25,000	24,618
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	20,000	19,811
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	45,000	44,456
Royal Caribbean Cruises Ltd.	7.50	10/15/27	10,000	10,520
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	35,000	38,093
VOC Escrow Ltd.(1)	5.00	02/15/28	30,000	28,668
				551,447
LODGING – 1.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	4.88	07/01/31	10,000	8,881
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	5.00	06/01/29	30,000	27,744
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	25,000	22,494
MGM Resorts International	4.63	09/01/26	15,000	14,585
MGM Resorts International	4.75	10/15/28	20,000	18,962
MGM Resorts International	5.50	04/15/27	15,000	14,767

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 1.8% (Continued)
MGM Resorts International	5.75	06/15/25	$20,000	$20,020
MGM Resorts International	6.75	05/01/25	20,000	20,062
Station Casinos LLC(1)	4.50	02/15/28	25,000	23,518
Station Casinos LLC(1)	4.63	12/01/31	10,000	8,985
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	30,000	29,341
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	36,000	35,977
				245,336
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.00	04/01/26	10,000	10,001

MACHINERY-DIVERSIFIED – 0.9%
ATS Corp.(1)	4.13	12/15/28	10,000	9,088
Chart Industries, Inc.(1)	7.50	01/01/30	40,000	41,111
Chart Industries, Inc.(1)	9.50	01/01/31	15,000	16,011
GrafTech Finance, Inc.(1)	4.63	12/15/28	15,000	9,948
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	10,000	7,486
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	45,000	43,442
				127,086
MEDIA – 7.6%
Altice Financing SA(1)	5.00	01/15/28	30,000	26,978
Altice Financing SA(1)	5.75	08/15/29	60,000	52,353
AMC Networks, Inc.	4.25	02/15/29	30,000	23,110
AMC Networks, Inc.	4.75	08/01/25	20,000	19,287
Cable One, Inc.(1)	4.00	11/15/30	20,000	16,114
CSC Holdings LLC(1)	3.38	02/15/31	25,000	17,145
CSC Holdings LLC(1)	4.13	12/01/30	30,000	21,699
CSC Holdings LLC(1)	4.50	11/15/31	50,000	35,928
CSC Holdings LLC(1)	5.38	02/01/28	25,000	21,507
CSC Holdings LLC(1)	5.50	04/15/27	40,000	35,978
CSC Holdings LLC(1)	6.50	02/01/29	50,000	42,556
CSC Holdings LLC(1)	11.25	05/15/28	25,000	25,350
CSC Holdings LLC(1)	11.75	01/31/29	50,000	50,818
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	10,000	6,427
DISH DBS Corp.(1)	5.25	12/01/26	80,000	63,150
DISH DBS Corp.(1)	5.75	12/01/28	75,000	50,595
DISH Network Corp.(1)	11.75	11/15/27	90,000	94,004
GCI LLC(1)	4.75	10/15/28	20,000	18,348
Gray Television, Inc.(1)	4.75	10/15/30	15,000	11,753
Gray Television, Inc.(1)	5.38	11/15/31	45,000	35,261
Gray Television, Inc.(1)	5.88	07/15/26	20,000	19,618
Gray Television, Inc.(1)	7.00	05/15/27	20,000	19,572
iHeartCommunications, Inc.(1)	4.75	01/15/28	15,000	11,225
iHeartCommunications, Inc.(1)	5.25	08/15/27	20,000	15,543
iHeartCommunications, Inc.	6.38	05/01/26	25,000	21,503
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	25,000	23,687
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	7,608
Scripps Escrow, Inc.(1)	5.88	07/15/27	15,000	13,538

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.6% (Continued)
Sinclair Television Group, Inc.(1)	5.13	02/15/27	$15,000	$14,118
Sinclair Television Group, Inc.(1)	5.50	03/01/30	5,000	3,858
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	10,000	9,572
Townsquare Media, Inc.(1)	6.88	02/01/26	15,000	14,693
Univision Communications, Inc.(1)	4.50	05/01/29	25,000	22,234
Univision Communications, Inc.(1)	6.63	06/01/27	50,000	49,498
Univision Communications, Inc.(1)	7.38	06/30/30	25,000	24,534
Univision Communications, Inc.(1)	8.00	08/15/28	35,000	35,638
Urban One, Inc.(1)	7.38	02/01/28	20,000	17,749
Virgin Media Finance PLC(1)	5.00	07/15/30	30,000	26,813
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	10,000	9,422
Ziggo Bond Co. BV(1)	5.13	02/28/30	10,000	8,444
Ziggo Bond Co. BV(1)	6.00	01/15/27	20,000	19,640
				1,056,868
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	15,000	13,806

MINING – 1.0%
Compass Minerals International, Inc.(1)	6.75	12/01/27	15,000	14,810
Constellium SE(1)	3.75	04/15/29	25,000	22,496
Eldorado Gold Corp.(1)	6.25	09/01/29	15,000	14,322
Hecla Mining Co.	7.25	02/15/28	10,000	10,025
Hudbay Minerals, Inc.(1)	4.50	04/01/26	15,000	14,550
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	19,768
Kaiser Aluminum Corp.(1)	4.50	06/01/31	15,000	12,824
Kaiser Aluminum Corp.(1)	4.63	03/01/28	15,000	13,838
New Gold, Inc.(1)	7.50	07/15/27	10,000	9,960
Taseko Mines Ltd.(1)	7.00	02/15/26	10,000	9,834
				142,427
MISCELLANEOUS MANUFACTURERS – 0.4%
Calderys Financing LLC(1)	11.25	06/01/28	15,000	15,963
Enpro, Inc.	5.75	10/15/26	10,000	9,927
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	15,000	15,016
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	14,262
				55,168
OFFICE/BUSINESS EQUIPMENT – 0.1%
Pitney Bowes, Inc.(1)	6.88	03/15/27	20,000	18,071

OIL & GAS – 6.5%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	20,000	19,840
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	10,000	9,427
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	30,000	30,005
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	15,000	15,353
Berry Petroleum Co. LLC(1)	7.00	02/15/26	15,000	14,727
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	30,000	31,158
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	15,000	15,594

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.5% (Continued)
California Resources Corp.(1)	7.13	02/01/26	$15,000	$15,205
Callon Petroleum Co.(1)	7.50	06/15/30	20,000	21,082
Callon Petroleum Co.(1)	8.00	08/01/28	25,000	25,875
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	19,981
CITGO Petroleum Corp.(1)	7.00	06/15/25	35,000	35,021
CITGO Petroleum Corp.(1)	8.38	01/15/29	25,000	25,994
Comstock Resources, Inc.(1)	5.88	01/15/30	25,000	21,685
Comstock Resources, Inc.(1)	6.75	03/01/29	35,000	32,171
CVR Energy, Inc.(1)	5.25	02/15/25	30,000	29,987
CVR Energy, Inc.(1)	8.50	01/15/29	15,000	15,031
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	15,000	15,433
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	20,000	19,864
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	15,000	12,742
Gran Tierra Energy, Inc.(1)	9.50	10/15/29	15,000	13,286
Gulfport Energy Corp.(1)	8.00	05/17/26	15,000	15,086
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	20,000	19,927
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	10,000	9,892
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	25,000	24,927
Nabors Industries, Inc.(1)	7.38	05/15/27	20,000	19,667
Nabors Industries, Inc.(1)	9.13	01/31/30	20,000	20,367
Noble Finance II LLC(1)	8.00	04/15/30	15,000	15,588
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	20,000	20,324
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	15,000	15,696
Petrofac Ltd.(1)	9.75	11/15/26	15,000	8,010
Precision Drilling Corp.(1)	6.88	01/15/29	20,000	19,692
Rockcliff Energy II LLC(1)	5.50	10/15/29	20,000	18,637
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	15,000	15,394
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	14,872
Talos Production, Inc.(1)	9.00	02/01/29	20,000	20,286
Talos Production, Inc.(1)	9.38	02/01/31	15,000	15,352
Talos Production, Inc.	12.00	01/15/26	20,000	20,633
Teine Energy Ltd.(1)	6.88	04/15/29	10,000	9,523
Transocean Aquila Ltd.(1)	8.00	09/30/28	15,000	15,365
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	25,000	25,857
Transocean, Inc.(1)	8.75	02/15/30	28,500	29,555
Valaris Ltd.(1)	8.38	04/30/30	30,000	30,780
Vermilion Energy, Inc.(1)	6.88	05/01/30	20,000	19,265
Vital Energy, Inc.(1)	7.75	07/31/29	10,000	9,892
Vital Energy, Inc.	9.75	10/15/30	10,000	10,630
Vital Energy, Inc.	10.13	01/15/28	20,000	20,961
				905,639
OIL & GAS SERVICES – 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	35,000	34,636
Bristow Group, Inc.(1)	6.88	03/01/28	10,000	9,797
CGG SA(1)	8.75	04/01/27	15,000	13,229
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	10,000	10,007
Enerflex Ltd.(1)	9.00	10/15/27	20,000	20,120
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	20,000	19,906

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 1.3% (Continued)
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	$20,000	$20,003
Weatherford International Ltd.(1)	8.63	04/30/30	45,000	46,025
				173,723
PACKAGING & CONTAINERS – 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	30,000	24,350
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	35,000	31,468
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	20,000	19,570
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	15,000	14,941
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	20,000	18,854
LABL, Inc.(1)	5.88	11/01/28	25,000	22,430
LABL, Inc.(1)	6.75	07/15/26	20,000	19,476
Mauser Packaging Solutions Holding Co.(1)	7.88	08/15/26	75,000	75,844
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	25,000	24,919
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	20,000	20,126
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	20,000	18,680
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	20,000	18,666
Trivium Packaging Finance BV(1)	5.50	08/15/26	30,000	29,318
				338,642
PHARMACEUTICALS – 2.7%
AdaptHealth LLC(1)	4.63	08/01/29	15,000	11,789
AdaptHealth LLC(1)	5.13	03/01/30	15,000	11,748
AdaptHealth LLC(1)	6.13	08/01/28	10,000	8,765
Bausch Health Cos, Inc.(1)	4.88	06/01/28	40,000	22,653
Bausch Health Cos, Inc.(1)	5.50	11/01/25	45,000	41,400
Bausch Health Cos, Inc.(1)	6.13	02/01/27	40,000	25,350
Bausch Health Cos, Inc.(1)	11.00	09/30/28	55,000	37,554
BellRing Brands, Inc.(1)	7.00	03/15/30	25,000	25,615
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	14,378
Elanco Animal Health, Inc.	6.65	08/28/28	20,000	20,350
Grifols SA(1)	4.75	10/15/28	20,000	17,220
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	15,000	14,902
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	15,647
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	20,000	21,729
Option Care Health, Inc.(1)	4.38	10/31/29	15,000	13,703
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	55,000	47,286
Owens & Minor, Inc.(1)	4.50	03/31/29	15,000	13,176
Owens & Minor, Inc.(1)	6.63	04/01/30	15,000	14,301
				377,566
PIPELINES – 2.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	25,000	25,261
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	15,000	14,303
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	15,000	15,727
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	25,000	25,084
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	35,000	35,435
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	25,000	25,721
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	20,000	20,130
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	15,000	15,398
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	10,000	9,965

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 2.8% (Continued)
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	$20,000	$21,020
ITT Holdings LLC(1)	6.50	08/01/29	35,000	30,649
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	10,000	10,293
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	60,000	61,106
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	20,000	20,115
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	35,000	35,281
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1),(3)	9.00	10/15/26	20,000	20,016
				385,504
REAL ESTATE – 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	19,400	17,581
Five Point Operating Co. LP/Five Point Capital Corp.(1)	10.50	01/15/28	16,791	17,152
Hunt Cos, Inc.(1)	5.25	04/15/29	15,000	13,954
Kennedy-Wilson, Inc.	4.75	03/01/29	35,000	29,332
Kennedy-Wilson, Inc.	5.00	03/01/31	15,000	11,977
				89,996
REAL ESTATE INVESTMENT TRUST (REITS) – 2.6%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	15,000	12,577
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	20,000	17,729
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	25,000	24,162
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	20,000	18,342
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	20,000	19,465
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	7.50	06/01/25	20,000	20,063
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	15,000	13,956
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	25,000	24,016
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	10,000	10,315
Rithm Capital Corp.(1)	6.25	10/15/25	15,000	14,837
Service Properties Trust	3.95	01/15/28	25,000	21,116
Service Properties Trust	4.38	02/15/30	10,000	7,755
Service Properties Trust	4.95	10/01/29	10,000	8,320
Service Properties Trust	5.25	02/15/26	30,000	29,067
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	17,060
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	70,000	71,302
XHR LP(1)	4.88	06/01/29	20,000	18,462
XHR LP(1)	6.38	08/15/25	5,000	5,005
				353,549
RETAIL – 4.7%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	80,000	71,570
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	20,000	19,041
Arko Corp.(1)	5.13	11/15/29	15,000	13,233
Bath & Body Works, Inc.	6.95	03/01/33	10,000	9,847
Brinker International, Inc.(1)	8.25	07/15/30	10,000	10,475
CEC Entertainment LLC(1)	6.75	05/01/26	20,000	19,888
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	15,184

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.7% (Continued)
eG Global Finance PLC(1)	12.00	11/30/28	$30,000	$31,736
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	13,000	13,971
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	20,000	19,721
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	20,000	19,616
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	30,000	27,473
IRB Holding Corp.(1)	7.00	06/15/25	20,000	19,896
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	9,359
LCM Investments Holdings II LLC(1)	4.88	05/01/29	30,000	27,072
LCM Investments Holdings II LLC(1)	8.25	08/01/31	20,000	20,542
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	20,000	19,298
Michaels Cos, Inc.(1)	5.25	05/01/28	25,000	19,661
Papa John’s International, Inc.(1)	3.88	09/15/29	10,000	8,886
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	9,224
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	30,000	29,023
QVC, Inc.	4.38	09/01/28	15,000	11,133
QVC, Inc.	4.45	02/15/25	15,000	14,538
QVC, Inc.	4.75	02/15/27	15,000	12,550
QVC, Inc.	5.45	08/15/34	10,000	6,635
QVC, Inc.	5.95	03/15/43	10,000	5,935
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	15,000	16,091
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	10,000	9,984
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	20,000	19,680
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	18,678
Staples, Inc.(1)	7.50	04/15/26	55,000	51,539
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	20,000	17,993
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,956
Victoria’s Secret & Co.(1)	4.63	07/15/29	20,000	16,934
				646,362
SEMICONDUCTORS – 0.1%
ams-OSRAM AG(1)	12.25	03/30/29	15,000	16,233

SOFTWARE – 2.6%
ACI Worldwide, Inc.(1)	5.75	08/15/26	15,000	14,842
Alteryx, Inc.(1)	8.75	03/15/28	10,000	10,718
Boxer Parent Co., Inc.(1)	7.13	10/02/25	15,000	15,039
Capstone Borrower, Inc.(1)	8.00	06/15/30	10,000	10,384
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	20,000	20,545
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	20,000	20,396
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	25,000	23,360
Cloud Software Group, Inc.(1)	6.50	03/31/29	110,000	102,793
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	5,000	4,745
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	15,000	13,486
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	13,956
Elastic NV(1)	4.13	07/15/29	15,000	13,623
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	9,111
MicroStrategy, Inc.(1)	6.13	06/15/28	15,000	14,324
SS&C Technologies, Inc.(1)	5.50	09/30/27	55,000	54,043
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	20,000	17,787
				359,152

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 6.2%
Altice France SA/France(1)	5.13	07/15/29	$65,000	$47,579
Altice France SA/France(1)	5.50	01/15/28	40,000	31,262
Altice France SA/France(1)	5.50	10/15/29	60,000	44,280
Altice France SA/France(1)	8.13	02/01/27	50,000	44,727
C&W Senior Financing DAC(1)	6.88	09/15/27	35,000	33,200
CommScope, Inc.(1)	4.75	09/01/29	35,000	23,166
CommScope, Inc.(1)	6.00	03/01/26	40,000	34,699
Consolidated Communications, Inc.(1)	5.00	10/01/28	5,000	4,097
Consolidated Communications, Inc.(1)	6.50	10/01/28	30,000	25,875
Frontier Communications Holdings LLC(1)	5.00	05/01/28	50,000	46,175
Frontier Communications Holdings LLC(1)	5.88	10/15/27	40,000	38,499
Frontier Communications Holdings LLC	5.88	11/01/29	25,000	21,207
Frontier Communications Holdings LLC(1)	6.00	01/15/30	20,000	16,977
Frontier Communications Holdings LLC(1)	6.75	05/01/29	25,000	22,185
Frontier Communications Holdings LLC(1)	8.63	03/15/31	15,000	15,231
Frontier Communications Holdings LLC(1)	8.75	05/15/30	35,000	35,877
Hughes Satellite Systems Corp.	5.25	08/01/26	20,000	16,950
Iliad Holding SASU(1)	6.50	10/15/26	30,000	29,428
Iliad Holding SASU(1)	7.00	10/15/28	25,000	24,820
Level 3 Financing, Inc.(1)	3.40	03/01/27	20,000	17,500
Level 3 Financing, Inc.(1)	3.88	11/15/29	30,000	22,200
Level 3 Financing, Inc.(1)	10.50	05/15/30	20,000	20,000
Lumen Technologies, Inc.(1)	4.00	02/15/27	35,000	18,272
Qwest Corp.	7.25	09/15/25	10,000	9,805
Telecom Italia Capital SA	6.00	09/30/34	30,000	28,155
Telecom Italia Capital SA	6.38	11/15/33	25,000	24,250
Telecom Italia Capital SA	7.20	07/18/36	25,000	25,119
Telecom Italia Capital SA	7.72	06/04/38	30,000	30,984
Viasat, Inc.(1)	5.63	09/15/25	15,000	14,505
Viasat, Inc.(1)	6.50	07/15/28	25,000	19,315
Viasat, Inc.(1)	7.50	05/30/31	15,000	11,138
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	40,000	35,098
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	40,000	30,463
				863,038
WATER – 0.1%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	10,025

TOTAL CORPORATE BONDS (Cost – $13,295,843)				13,509,680

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Sumitomo, Tokyo	4.67	02/01/24	$117,694	$117,694
TOTAL SHORT-TERM INVESTMENTS (Cost – $117,694)				117,694

TOTAL INVESTMENTS – 98.5% (Cost – $13,413,537)				$13,627,374
OTHER ASSETS LESS LIABILITIES – 1.5%				210,866
NET ASSETS – 100.0%				$13,838,240

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $12,049,043 and represents 87.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2024.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$13,509,680	$–	$13,509,680
Time Deposits	–	117,694	–	117,694
Total Investments	$–	$13,627,374	$–	$13,627,374

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
REAL ESTATE – 0.0%
WeWork, Inc. Class A*	1,339	$161
TOTAL COMMON STOCKS (Cost – $49,477)		161

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 96.1%
ADVERTISING – 2.0%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$295,000	244,024
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	285,000	247,294
CMG Media Corp.(1)	8.88	12/15/27	250,000	195,327
				686,645
AEROSPACE/DEFENSE – 0.9%
Spirit AeroSystems, Inc.	4.60	06/15/28	195,000	167,009
Triumph Group, Inc.	7.75	08/15/25	125,000	125,202
				292,211
AGRICULTURE – 0.4%
Vector Group Ltd.(1)	10.50	11/01/26	145,000	145,474

APPAREL – 0.4%
Wolverine World Wide, Inc.(1)	4.00	08/15/29	155,000	125,031

AUTO MANUFACTURERS – 1.9%
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	320,000	323,455
McLaren Finance PLC(1)	7.50	08/01/26	175,000	154,402
PM General Purchaser LLC(1)	9.50	10/01/28	170,000	172,066
				649,923
AUTO PARTS & EQUIPMENT – 0.9%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	185,000	168,159
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	170,000	147,630
				315,789
BEVERAGES – 0.5%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	200,000	172,614

BIOTECHNOLOGY – 0.1%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	125,000	46,781

BUILDING MATERIALS – 1.4%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	145,000	108,223
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	90,000	80,150
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	142,000	126,697
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	165,000	159,933
				475,003
CHEMICALS – 4.3%
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	115,000	54,048
GPD Cos, Inc.(1)	10.13	04/01/26	140,000	130,841
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	130,000	127,191
Innophos Holdings, Inc.(1)	9.38	02/15/28	80,000	67,892
Iris Holding, Inc.(1)	10.00	12/15/28	115,000	98,085
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	98,000	83,246

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 4.3% (Continued)
Olympus Water US Holding Corp.(1)	6.25	10/01/29	$115,000	$105,364
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	85,000	20,072
Rayonier AM Products, Inc.(1)	7.63	01/15/26	130,000	113,880
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	195,000	177,354
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	125,000	48,750
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	215,000	178,738
WR Grace Holdings LLC(1)	5.63	08/15/29	325,000	286,837
				1,492,298
COMMERCIAL SERVICES – 6.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	275,000	228,619
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	295,000	288,764
Aptim Corp.(1)	7.75	06/15/25	145,000	139,199
Cimpress PLC	7.00	06/15/26	145,000	142,934
Deluxe Corp.(1)	8.00	06/01/29	140,000	126,175
Garda World Security Corp.(1)	6.00	06/01/29	140,000	123,072
Garda World Security Corp.(1)	9.50	11/01/27	170,000	171,168
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	200,000	184,013
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	275,000	219,061
Signal Parent, Inc.(1)	6.13	04/01/29	85,000	60,221
StoneMor, Inc.(1)	8.50	05/15/29	115,000	89,514
Verscend Escrow Corp.(1)	9.75	08/15/26	305,000	306,449
				2,079,189
COMPUTERS – 3.6%
Ahead DB Holdings LLC(1)	6.63	05/01/28	115,000	101,206
McAfee Corp.(1)	7.38	02/15/30	570,000	517,159
Presidio Holdings, Inc.(1)	8.25	02/01/28	155,000	153,893
Vericast Corp.(1)	11.00	09/15/26	350,000	371,437
Virtusa Corp.(1)	7.13	12/15/28	100,000	87,982
				1,231,677
COSMETICS/PERSONAL CARE – 0.1%
Oriflame Investment Holding PLC(1)	5.13	05/04/26	155,000	44,285

DISTRIBUTION/WHOLESALE – 0.9%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	185,000	176,912
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	140,000	138,820
				315,732
DIVERSIFIED FINANCIAL SERVICES – 4.6%
Aretec Group, Inc.(1)	7.50	04/01/29	115,000	107,143
Armor Holdco, Inc.(1)	8.50	11/15/29	99,000	92,640
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	115,000	93,581
Curo Group Holdings Corp.(1)	7.50	08/01/28	90,000	22,100
Curo Group Holdings Corp.(1)	7.50	08/01/28	191,000	69,238
Finance of America Funding LLC(1)	7.88	11/15/25	100,000	78,838
Hightower Holding LLC(1)	6.75	04/15/29	85,000	77,311
LD Holdings Group LLC(1)	6.13	04/01/28	165,000	134,737
LD Holdings Group LLC(1)	6.50	11/01/25	140,000	131,936

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.6% (Continued)
NFP Corp.(1)	6.88	08/15/28	$590,000	$593,800
Osaic Holdings, Inc.(1)	10.75	08/01/27	115,000	117,878
World Acceptance Corp.(1)	7.00	11/01/26	80,000	74,018
				1,593,220
ENGINEERING & CONSTRUCTION – 1.6%
Artera Services LLC(1)	9.03	12/04/25	275,000	280,559
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	90,000	77,477
INNOVATE Corp.(1)	8.50	02/01/26	95,000	71,844
Tutor Perini Corp.(1)	6.88	05/01/25	130,000	127,516
				557,396
ENTERTAINMENT – 1.1%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	175,000	88,666
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	265,000	169,782
Motion Bondco DAC(1)	6.63	11/15/27	115,000	109,984
Universal Entertainment Corp.(1),(2)	8.75	12/11/24	25,000	26,875
				395,307
ENVIRONMENTAL CONTROL – 1.1%
Madison IAQ LLC(1)	5.88	06/30/29	290,000	257,945
Waste Pro USA, Inc.(1)	5.50	02/15/26	135,000	130,909
				388,854
FOOD – 2.2%
B&G Foods, Inc.	5.25	04/01/25	80,000	78,694
B&G Foods, Inc.	5.25	09/15/27	155,000	140,019
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	150,000	152,057
Sigma Holdco BV(1)	7.88	05/15/26	140,000	132,143
TreeHouse Foods, Inc.	4.00	09/01/28	140,000	125,002
United Natural Foods, Inc.(1)	6.75	10/15/28	140,000	117,758
				745,673
FOOD SERVICE – 0.5%
TKC Holdings, Inc.(1)	10.50	05/15/29	190,000	172,111

FOREST PRODUCTS & PAPER – 0.3%
Glatfelter Corp.(1)	4.75	11/15/29	140,000	101,375

HAND/MACHINE TOOLS – 0.3%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	110,000	115,912

HEALTHCARE-SERVICES – 3.9%
AHP Health Partners, Inc.(1)	5.75	07/15/29	85,000	76,259
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	345,000	224,988
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	350,000	238,278
Global Medical Response, Inc.(1)	6.50	10/01/25	170,000	145,894
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	8.50	05/01/26	89,000	88,203
LifePoint Health, Inc.(1)	5.38	01/15/29	142,000	112,405
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	360,000	359,733
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	90,000	90,652
				1,336,412

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	$150,000	$146,570

HOUSEWARES – 0.4%
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	175,000	121,434

INSURANCE – 5.9%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	140,000	128,550
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	275,000	275,934
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	94,000	97,958
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	130,000	123,230
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	375,000	366,428
AssuredPartners, Inc.(1)	5.63	01/15/29	155,000	146,516
AssuredPartners, Inc.(1)	7.00	08/15/25	145,000	145,033
BroadStreet Partners, Inc.(1)	5.88	04/15/29	205,000	194,566
GTCR AP Finance, Inc.(1)	8.00	05/15/27	130,000	130,357
HUB International Ltd.(1)	5.63	12/01/29	151,000	142,624
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	85,000	89,641
USI, Inc./NY(1)	7.50	01/15/32	175,000	177,625
				2,018,462
INTERNET – 1.4%
Arches Buyer, Inc.(1)	6.13	12/01/28	142,000	122,790
Cablevision Lightpath LLC(1)	5.63	09/15/28	115,000	97,280
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	140,000	105,991
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	85,000	81,022
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	70,000	71,693
				478,776
IRON/STEEL – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	160,000	146,579

LEISURE TIME – 4.1%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	145,000	122,784
NCL Corp. Ltd.(1)	5.88	03/15/26	375,000	365,886
NCL Corp. Ltd.(1)	7.75	02/15/29	160,000	161,689
NCL Finance Ltd.(1)	6.13	03/15/28	140,000	133,982
Viking Cruises Ltd.(1)	5.88	09/15/27	240,000	231,576
Viking Cruises Ltd.(1)	6.25	05/15/25	55,000	54,716
Viking Cruises Ltd.(1)	7.00	02/15/29	142,000	141,889
Viking Cruises Ltd.(1)	9.13	07/15/31	200,000	214,126
				1,426,648
LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	115,000	109,091

MACHINERY-DIVERSIFIED – 1.8%
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	140,000	146,475
OT Merger Corp.(1)	7.88	10/15/29	84,000	50,839
SPX FLOW, Inc.(1)	8.75	04/01/30	140,000	137,995
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	185,000	185,654
TK Elevator Holdco GmbH(1)	7.63	07/15/28	115,000	114,136
				635,099

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.0%
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	$75,000	$48,469
CSC Holdings LLC(1)	4.63	12/01/30	480,000	245,693
CSC Holdings LLC(1)	5.00	11/15/31	85,000	42,841
CSC Holdings LLC(1)	5.75	01/15/30	465,000	246,617
CSC Holdings LLC(1)	7.50	04/01/28	215,000	143,372
DISH DBS Corp.	5.13	06/01/29	375,000	144,015
DISH DBS Corp.	7.38	07/01/28	250,000	110,189
DISH DBS Corp.	7.75	07/01/26	500,000	295,000
iHeartCommunications, Inc.	8.38	05/01/27	255,000	158,284
Liberty Interactive LLC	8.25	02/01/30	200,000	105,595
Liberty Interactive LLC	8.50	07/15/29	20,000	10,615
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	180,000	167,089
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	255,000	197,440
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	280,000	120,813
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	90,000	47,574
				2,083,606
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	100,000	91,629

MINING – 0.5%
Coeur Mining, Inc.(1)	5.13	02/15/29	85,000	77,460
IAMGOLD Corp.(1)	5.75	10/15/28	125,000	110,135
				187,595
MISCELLANEOUS MANUFACTURER – 1.0%
FXI Holdings, Inc.(1)	12.25	11/15/26	235,000	229,460
FXI Holdings, Inc.(1)	12.25	11/15/26	102,000	99,398
				328,858
OIL & GAS – 3.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	90,000	88,734
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	90,000	90,293
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	98,000	99,543
Global Marine, Inc.	7.00	06/01/28	60,000	52,800
Nabors Industries Ltd.(1)	7.25	01/15/26	160,000	156,134
Nabors Industries Ltd.(1)	7.50	01/15/28	105,000	96,192
Transocean, Inc.	6.80	03/15/38	135,000	109,429
Transocean, Inc.(1)	7.25	11/01/25	45,000	44,663
Transocean, Inc.(1)	7.50	01/15/26	105,000	104,032
Transocean, Inc.	7.50	04/15/31	90,000	79,496
Transocean, Inc.(1)	8.00	02/01/27	165,000	163,883
Transocean, Inc.(1)	11.50	01/30/27	170,000	177,776
				1,262,975
OIL & GAS SERVICES – 0.2%
Nine Energy Service, Inc.	13.00	02/01/28	85,000	73,188

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 5.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	$225,000	$168,529
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	280,000	209,725
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	310,000	294,900
Graham Packaging Co., Inc.(1)	7.13	08/15/28	142,000	126,878
LABL, Inc.(1)	8.25	11/01/29	165,000	135,197
LABL, Inc.(1)	10.50	07/15/27	155,000	148,439
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	375,000	362,445
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	175,000	186,872
Trivium Packaging Finance BV(1)	8.50	08/15/27	195,000	190,487
				1,823,472
PHARMACEUTICALS – 0.5%
Bausch Health Cos, Inc.(1)	14.00	10/15/30	100,000	56,403
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	130,000	106,241
				162,644
PIPELINES – 0.7%
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	80,000	79,993
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	90,000	90,168
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	85,000	78,285
				248,446
REAL ESTATE – 0.6%
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	130,000	91,573
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	160,000	119,022
				210,595
REAL ESTATE INVESTMENT TRUST (REITS) – 3.0%
Diversified Healthcare Trust	4.38	03/01/31	140,000	105,864
Diversified Healthcare Trust	4.75	02/15/28	140,000	109,865
Diversified Healthcare Trust	9.75	06/15/25	140,000	139,513
Office Properties Income Trust	2.40	02/01/27	100,000	55,552
Office Properties Income Trust	2.65	06/15/26	85,000	53,192
Office Properties Income Trust	3.45	10/15/31	115,000	56,827
Office Properties Income Trust	4.50	02/01/25	185,000	160,517
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	195,000	129,359
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	310,000	218,906
				1,029,595
RETAIL – 6.8%
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	100,000	31,639
At Home Group, Inc.(1)	4.88	07/15/28	75,000	33,844
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	85,000	87,133
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	350,000	315,060
Foundation Building Materials, Inc.(1)	6.00	03/01/29	115,000	101,168
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	115,000	90,963
Guitar Center, Inc.(1)	8.50	01/15/26	155,000	137,516
LBM Acquisition LLC(1)	6.25	01/15/29	205,000	186,294
Michaels Cos, Inc.(1)	7.88	05/01/29	320,000	204,934
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	310,000	302,639
Park River Holdings, Inc.(1)	5.63	02/01/29	115,000	93,956

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 6.8% (Continued)
Park River Holdings, Inc.(1)	6.75	08/01/29	$60,000	$50,927
SRS Distribution, Inc.(1)	6.00	12/01/29	240,000	224,620
SRS Distribution, Inc.(1)	6.13	07/01/29	125,000	118,406
Staples, Inc.(1)	10.75	04/15/27	265,000	205,645
White Capital Buyer LLC(1)	6.88	10/15/28	180,000	176,338
				2,361,082
SOFTWARE – 6.1%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	660,000	590,250
Boxer Parent Co., Inc.(1)	9.13	03/01/26	99,000	99,334
Castle US Holding Corp.(1)	9.50	02/15/28	85,000	42,272
Cloud Software Group, Inc.(1)	9.00	09/30/29	700,000	663,146
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	146,000	57,315
Rocket Software, Inc.(1)	6.50	02/15/29	160,000	137,347
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	495,000	423,441
West Technology Group LLC(1)	8.50	04/10/27	115,000	99,475
				2,112,580
TELECOMMUNICATIONS – 6.6%
Altice France Holding SA(1)	6.00	02/15/28	310,000	138,640
Altice France Holding SA(1)	10.50	05/15/27	435,000	250,458
CommScope Technologies LLC(1)	5.00	03/15/27	211,000	77,965
CommScope Technologies LLC(1)	6.00	06/15/25	355,000	282,537
CommScope, Inc.(1)	7.13	07/01/28	180,000	77,549
CommScope, Inc.(1)	8.25	03/01/27	245,000	107,591
Embarq Corp.	8.00	06/01/36	342,000	203,090
GoTo Group, Inc.(1)	5.50	09/01/27	265,000	109,314
Hughes Satellite Systems Corp.	6.63	08/01/26	210,000	143,843
Level 3 Financing, Inc.(1)	3.63	01/15/29	230,000	69,000
Level 3 Financing, Inc.(1)	3.75	07/15/29	245,000	71,050
Level 3 Financing, Inc.(1)	4.25	07/01/28	330,000	112,200
Level 3 Financing, Inc.(1)	4.63	09/15/27	270,000	144,450
Lumen Technologies, Inc.(1)	4.50	01/15/29	140,000	33,006
Lumen Technologies, Inc.(1)	5.13	12/15/26	65,000	41,762
Lumen Technologies, Inc.	7.60	09/15/39	100,000	25,821
Lumen Technologies, Inc.	7.65	03/15/42	140,000	40,991
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	110,000	65,289
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	140,000	84,863
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	305,000	203,342
				2,282,761
TEXTILES – 0.4%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	195,000	129,763

TRANSPORTATION – 0.7%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	80,000	68,065
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	170,000	169,114
				237,179
TOTAL CORPORATE BONDS (Cost – $32,691,074)				33,187,539

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 3.9%
TIME DEPOSITS – 3.9%
Citibank, New York	4.67	02/01/24	$1,341,937	$1,341,937
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,341,937)				1,341,937

TOTAL INVESTMENTS – 100.0% (Cost – $34,082,488)				$34,529,637
OTHER ASSETS LESS LIABILITIES – (0.0)%				(14,741)
NET ASSETS – 100.0%				$34,514,896

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $29,834,918 and represents 86.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2024.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$161	$–	$161
Corporate Bonds	–	33,187,539	–	33,187,539
Time Deposits	–	1,341,937	–	1,341,937
Total Investments	$–	$34,529,637	$–	$34,529,637

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc.	3.60	04/15/26	$5,000	$4,881

AEROSPACE/DEFENSE – 3.1%
Boeing Co.	2.20	02/04/26	10,000	9,421
Boeing Co.	4.88	05/01/25	10,000	9,945
Boeing Co.	5.04	05/01/27	15,000	15,027
Howmet Aerospace, Inc.	6.88	05/01/25	5,000	5,086
L3Harris Technologies, Inc.	4.40	06/15/28	5,000	4,937
L3Harris Technologies, Inc.	5.40	01/15/27	5,000	5,101
Northrop Grumman Corp.	3.25	01/15/28	5,000	4,768
RTX Corp.	4.13	11/16/28	10,000	9,752
RTX Corp.	5.00	02/27/26	10,000	10,054
RTX Corp.	5.75	01/15/29	5,000	5,222
				79,313
AGRICULTURE – 1.3%
Altria Group, Inc.	6.20	11/01/28	5,000	5,277
BAT Capital Corp.	2.26	03/25/28	5,000	4,491
BAT Capital Corp.	3.56	08/15/27	10,000	9,559
BAT International Finance PLC	1.67	03/25/26	10,000	9,322
Bunge Ltd. Finance Corp.	3.25	08/15/26	5,000	4,817
				33,466
AIRLINES – 0.3%
Southwest Airlines Co.	5.13	06/15/27	8,000	8,059

APPAREL – 0.4%
Tapestry, Inc.	7.35	11/27/28	5,000	5,241
VF Corp.	2.40	04/23/25	5,000	4,807
				10,048
AUTO MANUFACTURERS – 5.1%
Ford Motor Co.	4.35	12/08/26	15,000	14,660
Ford Motor Credit Co. LLC	2.70	08/10/26	5,000	4,649
Ford Motor Credit Co. LLC	3.38	11/13/25	15,000	14,401
Ford Motor Credit Co. LLC	3.82	11/02/27	10,000	9,393
Ford Motor Credit Co. LLC	6.80	11/07/28	10,000	10,452
Ford Motor Credit Co. LLC	6.95	03/06/26	10,000	10,228
General Motors Co.	6.13	10/01/25	10,000	10,149
General Motors Financial Co., Inc.	2.90	02/26/25	10,000	9,752
General Motors Financial Co., Inc.	4.35	04/09/25	5,000	4,951
General Motors Financial Co., Inc.	4.35	01/17/27	5,000	4,926
General Motors Financial Co., Inc.	5.00	04/09/27	10,000	9,993
General Motors Financial Co., Inc.	5.40	04/06/26	10,000	10,067
General Motors Financial Co., Inc.	5.80	06/23/28	10,000	10,272
General Motors Financial Co., Inc.	6.00	01/09/28	5,000	5,165
				129,058
AUTO PARTS & EQUIPMENT – 0.2%
BorgWarner, Inc.	2.65	07/01/27	5,000	4,667

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 11.7%
Banco Bilbao Vizcaya Argentaria SA	5.86	09/14/26	$5,000	$5,032
Bank of Montreal	3.80	12/15/32	5,000	4,647
Bank of Nova Scotia	4.50	12/16/25	5,000	4,929
Barclays PLC	2.85	05/07/26	15,000	14,524
Barclays PLC	4.97	05/16/29	15,000	14,763
Barclays PLC	5.50	08/09/28	10,000	10,053
Barclays PLC	5.83	05/09/27	25,000	25,222
Citigroup, Inc.	4.13	07/25/28	5,000	4,845
Citigroup, Inc.	4.40	06/10/25	15,000	14,832
Citigroup, Inc.	4.45	09/29/27	10,000	9,808
Citigroup, Inc.	4.60	03/09/26	5,000	4,962
Citizens Bank, N.A./Providence, RI	4.58	08/09/28	5,000	4,829
Citizens Financial Group, Inc.	5.84	01/23/30	5,000	5,037
Cooperatieve Rabobank UA	3.75	07/21/26	5,000	4,816
Cooperatieve Rabobank UA	4.38	08/04/25	5,000	4,924
Deutsche Bank AG/New York, NY	2.13	11/24/26	15,000	14,128
Deutsche Bank AG/New York, NY	2.31	11/16/27	10,000	9,153
Deutsche Bank AG/New York, NY	6.82	11/20/29	10,000	10,512
Discover Bank	3.45	07/27/26	5,000	4,756
Discover Bank	4.65	09/13/28	5,000	4,793
Fifth Third Bancorp	6.36	10/27/28	5,000	5,166
Fifth Third Bank, N.A.	3.85	03/15/26	5,000	4,858
Goldman Sachs Group, Inc.	4.25	10/21/25	5,000	4,931
HSBC Holdings PLC	4.25	08/18/25	5,000	4,929
HSBC Holdings PLC	4.38	11/23/26	5,000	4,901
Huntington Bancshares, Inc./OH	6.21	08/21/29	5,000	5,171
KeyBank, N.A./Cleveland, OH	3.40	05/20/26	5,000	4,724
KeyBank, N.A./Cleveland, OH	4.15	08/08/25	5,000	4,891
KeyBank, N.A./Cleveland, OH	5.85	11/15/27	5,000	5,015
Lloyds Banking Group PLC	4.58	12/10/25	5,000	4,921
Lloyds Banking Group PLC	4.65	03/24/26	5,000	4,922
M&T Bank Corp.	7.41	10/30/29	5,000	5,391
Morgan Stanley	3.95	04/23/27	5,000	4,867
Morgan Stanley	4.35	09/08/26	5,000	4,927
Morgan Stanley	5.00	11/24/25	5,000	5,001
Regions Financial Corp.	2.25	05/18/25	5,000	4,803
Santander Holdings USA, Inc.	4.50	07/17/25	5,000	4,926
Santander Holdings USA, Inc.	6.57	06/12/29	10,000	10,378
Santander UK Group Holdings PLC	2.47	01/11/28	5,000	4,595
Santander UK Group Holdings PLC	6.53	01/10/29	5,000	5,185
Santander UK Group Holdings PLC	6.83	11/21/26	5,000	5,109
Synchrony Bank	5.63	08/23/27	5,000	4,913
Westpac Banking Corp.	4.32	11/23/31	5,000	4,848
				295,937

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BEVERAGES – 0.8%
Constellation Brands, Inc.	3.60	02/15/28	$5,000	$4,799
Constellation Brands, Inc.	5.00	02/02/26	5,000	4,995
Keurig Dr Pepper, Inc.	4.60	05/25/28	5,000	5,003
Molson Coors Beverage Co.	3.00	07/15/26	5,000	4,799
				19,596
BIOTECHNOLOGY – 2.3%
Amgen, Inc.	1.65	08/15/28	5,000	4,419
Amgen, Inc.	2.20	02/21/27	5,000	4,660
Amgen, Inc.	3.13	05/01/25	5,000	4,884
Amgen, Inc.	5.15	03/02/28	10,000	10,184
Amgen, Inc.	5.25	03/02/25	5,000	5,012
Amgen, Inc.	5.51	03/02/26	5,000	5,001
Biogen, Inc.	4.05	09/15/25	5,000	4,926
Gilead Sciences, Inc.	1.20	10/01/27	5,000	4,455
Gilead Sciences, Inc.	3.65	03/01/26	10,000	9,780
Royalty Pharma PLC	1.75	09/02/27	5,000	4,499
				57,820
BUILDING MATERIALS – 0.5%
Carrier Global Corp.	2.24	02/15/25	5,000	4,848
Carrier Global Corp.	2.49	02/15/27	5,000	4,692
Masco Corp.	1.50	02/15/28	5,000	4,413
				13,953
CHEMICALS – 1.8%
Celanese US Holdings LLC	6.17	07/15/27	10,000	10,251
DuPont de Nemours, Inc.	4.73	11/15/28	5,000	5,047
Eastman Chemical Co.	4.50	12/01/28	5,000	4,914
FMC Corp.	3.20	10/01/26	5,000	4,755
Mosaic Co.	4.05	11/15/27	5,000	4,887
Nutrien Ltd.	4.90	03/27/28	5,000	5,028
PPG Industries, Inc.	3.75	03/15/28	5,000	4,840
Sherwin-Williams Co.	3.45	06/01/27	5,000	4,824
				44,546
COMMERCIAL SERVICES – 0.8%
Equifax, Inc.	5.10	06/01/28	5,000	5,061
Global Payments, Inc.	1.20	03/01/26	5,000	4,620
Global Payments, Inc.	2.15	01/15/27	5,000	4,628
Moody’s Corp.	3.75	03/24/25	5,000	4,935
				19,244
COMPUTERS – 1.9%
Dell International LLC/EMC Corp.	5.25	02/01/28	8,000	8,176
Dell International LLC/EMC Corp.	6.02	06/15/26	10,000	10,219
DXC Technology Co.	1.80	09/15/26	5,000	4,581
Hewlett Packard Enterprise Co.	4.90	10/15/25	10,000	9,967
HP, Inc.	2.20	06/17/25	5,000	4,805
HP, Inc.	3.00	06/17/27	5,000	4,729
NetApp, Inc.	1.88	06/22/25	5,000	4,780
				47,257

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	$8,000	$7,705

DIVERSIFIED FINANCIAL SERVICES – 6.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	10,000	9,279
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	15,000	13,615
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.45	10/01/25	15,000	14,767
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(1)	6.45	04/15/27	5,000	5,176
Air Lease Corp.	1.88	08/15/26	5,000	4,603
Air Lease Corp.	3.38	07/01/25	10,000	9,702
Air Lease Corp.	5.85	12/15/27	10,000	10,225
Ally Financial, Inc.	5.80	05/01/25	5,000	5,019
Ally Financial, Inc.	6.99	06/13/29	5,000	5,183
Capital One Financial Corp.	2.64	03/03/26	15,000	14,510
Capital One Financial Corp.	3.75	07/28/26	10,000	9,641
Capital One Financial Corp.	4.25	04/30/25	5,000	4,945
Capital One Financial Corp.	4.93	05/10/28	10,000	9,864
Capital One Financial Corp.	6.31	06/08/29	5,000	5,158
Jefferies Financial Group, Inc.	5.88	07/21/28	5,000	5,171
Nasdaq, Inc.	5.35	06/28/28	5,000	5,130
Nomura Holdings, Inc.	1.85	07/16/25	10,000	9,513
Nomura Holdings, Inc.	2.33	01/22/27	10,000	9,216
Nomura Holdings, Inc.	6.07	07/12/28	5,000	5,181
Synchrony Financial	4.50	07/23/25	5,000	4,902
				160,800
ELECTRIC – 7.4%
AES Corp.	5.45	06/01/28	5,000	5,070
Ameren Corp.	5.70	12/01/26	5,000	5,113
American Electric Power Co., Inc.	5.20	01/15/29	5,000	5,078
American Electric Power Co., Inc.	5.75	11/01/27	5,000	5,158
Avangrid, Inc.	3.20	04/15/25	5,000	4,870
Constellation Energy Generation LLC	3.25	06/01/25	5,000	4,868
Dominion Energy, Inc.	3.90	10/01/25	5,000	4,913
DTE Energy Co.	4.88	06/01/28	5,000	5,022
Duke Energy Corp.	4.30	03/15/28	5,000	4,910
Duke Energy Corp.	5.00	12/08/25	10,000	10,025
Edison International	5.75	06/15/27	5,000	5,113
Enel Chile SA	4.88	06/12/28	5,000	4,949
Entergy Corp.	2.95	09/01/26	5,000	4,764
Eversource Energy	5.45	03/01/28	5,000	5,094
Exelon Corp.	3.40	04/15/26	5,000	4,852
Exelon Corp.	5.15	03/15/28	5,000	5,075
Fortis, Inc./Canada	3.06	10/04/26	5,000	4,760
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	5,000	4,434
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	10,000	9,634
NextEra Energy Capital Holdings, Inc.	5.75	09/01/25	15,000	15,157
Pacific Gas & Electric Co.	3.15	01/01/26	10,000	9,618
Pacific Gas & Electric Co.	3.30	12/01/27	5,000	4,689
Pacific Gas & Electric Co.	3.75	07/01/28	5,000	4,713

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.4% (Continued)
Public Service Enterprise Group, Inc.	5.85	11/15/27	$5,000	$5,208
Sempra	3.40	02/01/28	5,000	4,764
Sempra	5.40	08/01/26	5,000	5,062
Southern Co.	3.25	07/01/26	5,000	4,826
Southern Co.	3.75	09/15/51	5,000	4,673
Southern Co.	4.00	01/15/51	5,000	4,816
Southern Co.	5.15	10/06/25	5,000	5,020
Southwestern Electric Power Co.	4.10	09/15/28	5,000	4,853
WEC Energy Group, Inc.	4.75	01/09/26	5,000	4,990
Xcel Energy, Inc.	1.75	03/15/27	5,000	4,582
				186,673
ELECTRONICS – 1.2%
Arrow Electronics, Inc.	6.13	03/01/26	5,000	5,002
Avnet, Inc.	4.63	04/15/26	5,000	4,933
Flex Ltd.	3.75	02/01/26	5,000	4,870
Fortive Corp.	3.15	06/15/26	5,000	4,806
Jabil, Inc.	4.25	05/15/27	5,000	4,896
TD SYNNEX Corp.	1.75	08/09/26	5,000	4,566
				29,073
ENTERTAINMENT – 1.0%
Warnermedia Holdings, Inc.	3.64	03/15/25	10,000	9,811
Warnermedia Holdings, Inc.	3.76	03/15/27	15,000	14,414
				24,225
ENVIRONMENTAL CONTROL – 0.4%
Republic Services, Inc.	3.38	11/15/27	5,000	4,809
Veralto Corp.(1)	5.50	09/18/26	5,000	5,073
				9,882
FOOD – 2.7%
Campbell Soup Co.	4.15	03/15/28	5,000	4,895
Conagra Brands, Inc.	4.85	11/01/28	5,000	4,985
Conagra Brands, Inc.	5.30	10/01/26	5,000	5,057
General Mills, Inc.	4.00	04/17/25	10,000	9,880
J M Smucker Co.	5.90	11/15/28	5,000	5,232
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.	2.50	01/15/27	5,000	4,623
Kellanova	3.25	04/01/26	5,000	4,850
Kraft Heinz Foods Co.	3.00	06/01/26	5,000	4,804
Kraft Heinz Foods Co.	3.88	05/15/27	5,000	4,890
Kroger Co.	2.65	10/15/26	5,000	4,730
Mondelez International, Inc.	2.63	03/17/27	5,000	4,724
Sysco Corp.	3.30	07/15/26	5,000	4,855
Tyson Foods, Inc.	3.55	06/02/27	5,000	4,793
				68,318
FOREST PRODUCTS & PAPER – 0.2%
Suzano International Finance BV	5.50	01/17/27	5,000	5,000

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GAS – 0.3%
NiSource, Inc.	5.25	03/30/28	$8,000	$8,163

HAND/MACHINE TOOLS – 0.4%
Regal Rexnord Corp.(1)	6.05	04/15/28	5,000	5,076
Stanley Black & Decker, Inc.	2.30	02/24/25	5,000	4,849
				9,925
HEALTHCARE-PRODUCTS – 1.3%
Baxter International, Inc.	1.92	02/01/27	10,000	9,172
GE HealthCare Technologies, Inc.	5.60	11/15/25	5,000	5,048
GE HealthCare Technologies, Inc.	5.65	11/15/27	5,000	5,162
Stryker Corp.	3.38	11/01/25	10,000	9,757
Zimmer Biomet Holdings, Inc.	3.55	04/01/25	5,000	4,911
				34,050
HEALTHCARE-SERVICES – 2.5%
Centene Corp.	2.45	07/15/28	5,000	4,453
Centene Corp.	4.25	12/15/27	5,000	4,810
Elevance Health, Inc.	3.65	12/01/27	10,000	9,641
Elevance Health, Inc.	4.90	02/08/26	5,000	4,987
HCA, Inc.	5.20	06/01/28	10,000	10,103
HCA, Inc.	5.25	04/15/25	10,000	9,992
HCA, Inc.	5.38	09/01/26	10,000	10,057
Humana, Inc.	1.35	02/03/27	10,000	9,040
				63,083
HOME BUILDERS – 0.4%
DR Horton, Inc.	1.30	10/15/26	5,000	4,558
Lennar Corp.	4.75	11/29/27	5,000	4,990
				9,548
INSURANCE – 2.1%
Allstate Corp.	0.75	12/15/25	5,000	4,637
American International Group, Inc.	5.75	04/01/48	5,000	4,973
Aon Global Ltd.	3.88	12/15/25	5,000	4,909
Athene Holding Ltd.	4.13	01/12/28	5,000	4,821
CNA Financial Corp.	4.50	03/01/26	5,000	4,954
Corebridge Financial, Inc.	3.65	04/05/27	5,000	4,805
Corebridge Financial, Inc.	6.88	12/15/52	5,000	5,020
Equitable Holdings, Inc.	4.35	04/20/28	5,000	4,870
Manulife Financial Corp.	4.06	02/24/32	5,000	4,798
Prudential Financial, Inc.	5.70	09/15/48	5,000	4,886
Willis North America, Inc.	4.65	06/15/27	5,000	4,965
				53,638
INTERNET – 0.9%
eBay, Inc.	3.60	06/05/27	5,000	4,836
Expedia Group, Inc.	3.80	02/15/28	5,000	4,793
Netflix, Inc.	4.38	11/15/26	5,000	4,966
Netflix, Inc.	5.88	11/15/28	8,000	8,433
				23,028

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.0%
Ares Capital Corp.	2.15	07/15/26	$8,000	$7,306
Ares Capital Corp.	2.88	06/15/28	5,000	4,443
Ares Capital Corp.	3.25	07/15/25	5,000	4,818
Blackstone Private Credit Fund	2.63	12/15/26	5,000	4,542
Blackstone Private Credit Fund(1)	7.30	11/27/28	5,000	5,220
Blackstone Secured Lending Fund	2.75	09/16/26	5,000	4,612
Blue Owl Capital Corp.	2.88	06/11/28	5,000	4,437
Blue Owl Capital Corp.	3.40	07/15/26	5,000	4,684
Blue Owl Credit Income Corp.(1)	7.95	06/13/28	5,000	5,248
FS KKR Capital Corp.	3.40	01/15/26	5,000	4,757
				50,067
IRON/STEEL – 0.2%
ArcelorMittal SA	6.55	11/29/27	5,000	5,245

LODGING – 0.7%
Marriott International, Inc./MD	5.00	10/15/27	5,000	5,050
Sands China Ltd.	5.38	08/08/25	5,000	4,951
Sands China Ltd.	5.65	08/08/28	8,000	7,857
				17,858
MACHINERY-DIVERSIFIED – 1.0%
CNH Industrial Capital LLC	1.45	07/15/26	5,000	4,606
CNH Industrial Capital LLC	5.50	01/12/29	5,000	5,144
Otis Worldwide Corp.	5.25	08/16/28	5,000	5,116
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	5,000	4,955
Xylem, Inc./NY	3.25	11/01/26	5,000	4,833
				24,654
MEDIA – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	5,000	4,808
Charter Communications Operating LLC/Charter Communications Operating Capital	4.91	07/23/25	15,000	14,870
Fox Corp.	4.71	01/25/29	5,000	4,961
Paramount Global	2.90	01/15/27	5,000	4,648
				29,287
MISCELLANEOUS MANUFACTURER – 0.2%
Parker-Hannifin Corp.	4.25	09/15/27	5,000	4,948

OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	2.67	12/01/26	5,000	4,680

OIL & GAS – 2.0%
Canadian Natural Resources Ltd.	3.85	06/01/27	5,000	4,842
Continental Resources, Inc.	4.38	01/15/28	5,000	4,855
EQT Corp.	3.90	10/01/27	5,000	4,783
Hess Corp.	4.30	04/01/27	5,000	4,942
Marathon Oil Corp.	4.40	07/15/27	5,000	4,896
Marathon Petroleum Corp.	4.70	05/01/25	5,000	4,966
Occidental Petroleum Corp.	5.55	03/15/26	5,000	5,035

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 2.0% (Continued)
Ovintiv, Inc.	5.65	05/15/28	$5,000	$5,091
Phillips 66 Co.	4.95	12/01/27	5,000	5,041
Pioneer Natural Resources Co.	5.10	03/29/26	5,000	5,036
				49,487
PACKAGING & CONTAINERS – 0.6%
Amcor Flexibles North America, Inc.	4.00	05/17/25	5,000	4,928
Berry Global, Inc.	1.57	01/15/26	5,000	4,670
WRKCo, Inc.	4.65	03/15/26	5,000	4,967
				14,565
PHARMACEUTICALS – 4.7%
Becton Dickinson & Co.	3.70	06/06/27	8,000	7,741
Cardinal Health, Inc.	3.41	06/15/27	5,000	4,787
Cencora, Inc.	3.45	12/15/27	5,000	4,808
Cigna Group	3.40	03/01/27	10,000	9,618
Cigna Group	4.13	11/15/25	10,000	9,855
Cigna Group	4.38	10/15/28	10,000	9,865
CVS Health Corp.	1.30	08/21/27	5,000	4,445
CVS Health Corp.	2.88	06/01/26	10,000	9,567
CVS Health Corp.	3.88	07/20/25	10,000	9,843
CVS Health Corp.	4.30	03/25/28	15,000	14,742
McKesson Corp.	5.25	02/15/26	5,000	5,001
Mylan, Inc.	4.55	04/15/28	5,000	4,885
Shire Acquisitions Investments Ireland DAC	3.20	09/23/26	10,000	9,625
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	5,000	5,073
Utah Acquisition Sub, Inc.	3.95	06/15/26	5,000	4,860
Zoetis, Inc.	3.00	09/12/27	5,000	4,752
				119,467
PIPELINES – 6.1%
Cheniere Corpus Christi Holdings LLC	5.88	03/31/25	5,000	5,015
Cheniere Energy, Inc.	4.63	10/15/28	5,000	4,841
Columbia Pipeline Group, Inc.	4.50	06/01/25	5,000	4,948
DCP Midstream Operating LP	5.38	07/15/25	5,000	5,009
Enbridge, Inc.	2.50	02/14/25	5,000	4,864
Enbridge, Inc.	6.00	11/15/28	5,000	5,251
Energy Transfer LP	4.05	03/15/25	10,000	9,868
Energy Transfer LP	5.50	06/01/27	5,000	5,074
Energy Transfer LP	5.55	02/15/28	10,000	10,184
Energy Transfer LP	6.05	12/01/26	5,000	5,139
Enterprise Products Operating LLC	5.25	08/16/77	5,000	4,828
Kinder Morgan, Inc.	4.30	03/01/28	8,000	7,843
Magellan Midstream Partners LP	5.00	03/01/26	5,000	5,013
MPLX LP	4.00	03/15/28	5,000	4,844
MPLX LP	4.88	06/01/25	10,000	9,956
ONEOK, Inc.	4.55	07/15/28	5,000	4,947
Plains All American Pipeline LP/PAA Finance Corp.	4.65	10/15/25	5,000	4,965
Sabine Pass Liquefaction LLC	5.00	03/15/27	5,000	5,014
Sabine Pass Liquefaction LLC	5.63	03/01/25	5,000	5,010

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.1% (Continued)
Sabine Pass Liquefaction LLC	5.88	06/30/26	$5,000	$5,088
Spectra Energy Partners LP	3.38	10/15/26	5,000	4,822
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50	07/15/27	5,000	5,093
TransCanada PipeLines Ltd.	4.88	01/15/26	10,000	9,990
Transcontinental Gas Pipe Line Co. LLC	7.85	02/01/26	5,000	5,246
Williams Cos, Inc.	3.75	06/15/27	10,000	9,652
				152,504
REAL ESTATE – 0.2%
CBRE Services, Inc.	4.88	03/01/26	5,000	4,985

REAL ESTATE INVESTMENT TRUST (REITS) – 5.0%
American Tower Corp.	2.40	03/15/25	5,000	4,846
American Tower Corp.	3.38	10/15/26	5,000	4,805
American Tower Corp.	3.65	03/15/27	5,000	4,830
American Tower Corp.	5.50	03/15/28	10,000	10,227
Boston Properties LP	2.75	10/01/26	5,000	4,663
Boston Properties LP	3.65	02/01/26	10,000	9,662
Brixmor Operating Partnership LP	4.13	06/15/26	5,000	4,867
Crown Castle, Inc.	3.65	09/01/27	5,000	4,764
Crown Castle, Inc.	3.80	02/15/28	10,000	9,517
Crown Castle, Inc.	4.45	02/15/26	5,000	4,938
Digital Realty Trust LP	5.55	01/15/28	5,000	5,115
Equinix, Inc.	1.00	09/15/25	5,000	4,687
Equinix, Inc.	1.55	03/15/28	5,000	4,411
Extra Space Storage LP	5.70	04/01/28	5,000	5,122
GLP Capital LP/GLP Financing II, Inc.	5.38	04/15/26	5,000	4,986
Healthpeak OP LLC	2.13	12/01/28	5,000	4,412
Kimco Realty OP LLC	2.80	10/01/26	5,000	4,728
Omega Healthcare Investors, Inc.	4.50	04/01/27	5,000	4,868
Ventas Realty LP	4.00	03/01/28	5,000	4,811
VICI Properties LP	4.75	02/15/28	5,000	4,899
Welltower OP LLC	4.25	04/01/26	10,000	9,890
Weyerhaeuser Co.	4.75	05/15/26	5,000	4,977
				126,025
RETAIL – 3.0%
AutoZone, Inc.	3.75	06/01/27	5,000	4,856
Dollar General Corp.	4.63	11/01/27	5,000	4,971
Dollar Tree, Inc.	4.20	05/15/28	5,000	4,886
Lowe’s Cos, Inc.	1.70	09/15/28	5,000	4,419
Lowe’s Cos, Inc.	2.50	04/15/26	8,000	7,634
Lowe’s Cos, Inc.	3.10	05/03/27	5,000	4,792
Lowe’s Cos, Inc.	4.40	09/08/25	5,000	4,970
McDonald’s Corp.	1.45	09/01/25	10,000	9,494
McDonald’s Corp.	3.80	04/01/28	10,000	9,759
O’Reilly Automotive, Inc.	5.75	11/20/26	5,000	5,125
Ross Stores, Inc.	4.60	04/15/25	5,000	4,976
Starbucks Corp.	2.00	03/12/27	5,000	4,627
Starbucks Corp.	4.75	02/15/26	5,000	5,015
				75,524

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88	01/15/27	$10,000	$9,743
Broadcom, Inc.	3.15	11/15/25	5,000	4,852
Broadcom, Inc.	4.11	09/15/28	5,000	4,870
Marvell Technology, Inc.	2.45	04/15/28	5,000	4,537
Microchip Technology, Inc.	4.25	09/01/25	5,000	4,934
Micron Technology, Inc.	4.19	02/15/27	5,000	4,901
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	5,000	4,941
				38,778
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	5,000	4,412

SOFTWARE – 4.0%
Concentrix Corp.	6.60	08/02/28	5,000	5,144
Fidelity National Information Services, Inc.	1.15	03/01/26	5,000	4,652
Fidelity National Information Services, Inc.	4.70	07/15/27	5,000	5,017
Fiserv, Inc.	3.20	07/01/26	5,000	4,822
Fiserv, Inc.	4.20	10/01/28	5,000	4,882
Fiserv, Inc.	5.45	03/02/28	5,000	5,132
Oracle Corp.	2.30	03/25/28	10,000	9,081
Oracle Corp.	2.65	07/15/26	15,000	14,245
Oracle Corp.	2.95	05/15/25	15,000	14,606
Oracle Corp.	3.25	11/15/27	10,000	9,500
Roper Technologies, Inc.	3.80	12/15/26	5,000	4,891
Roper Technologies, Inc.	4.20	09/15/28	5,000	4,896
Take-Two Interactive Software, Inc.	3.70	04/14/27	5,000	4,859
VMware LLC	1.40	08/15/26	5,000	4,578
VMware LLC	3.90	08/21/27	5,000	4,838
				101,143
TELECOMMUNICATIONS – 5.9%
AT&T, Inc.	1.65	02/01/28	5,000	4,459
AT&T, Inc.	1.70	03/25/26	10,000	9,372
AT&T, Inc.	2.30	06/01/27	10,000	9,271
AT&T, Inc.	4.10	02/15/28	5,000	4,894
AT&T, Inc.	5.54	02/20/26	5,000	5,002
Rogers Communications, Inc.	2.95	03/15/25	5,000	4,877
Rogers Communications, Inc.	3.20	03/15/27	5,000	4,781
Sprint Capital Corp.	6.88	11/15/28	5,000	5,405
Sprint LLC	7.63	03/01/26	10,000	10,442
Telefonica Emisiones SA	4.10	03/08/27	5,000	4,898
T-Mobile USA, Inc.	2.25	02/15/26	15,000	14,231
T-Mobile USA, Inc.	3.75	04/15/27	15,000	14,547
T-Mobile USA, Inc.	4.95	03/15/28	10,000	10,085
Verizon Communications, Inc.	0.85	11/20/25	10,000	9,322
Verizon Communications, Inc.	1.45	03/20/26	10,000	9,328
Verizon Communications, Inc.	2.10	03/22/28	5,000	4,522
Verizon Communications, Inc.	2.63	08/15/26	5,000	4,764
Verizon Communications, Inc.	4.13	03/16/27	5,000	4,919

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 5.9% (Continued)
Verizon Communications, Inc.	4.33	09/21/28	$10,000	$9,863
Vodafone Group PLC	4.13	05/30/25	5,000	4,945
				149,927
TRANSPORTATION – 1.0%
Canadian Pacific Railway Co.	1.75	12/02/26	5,000	4,628
CSX Corp.	3.25	06/01/27	5,000	4,809
FedEx Corp.	3.25	04/01/26	5,000	4,849
Norfolk Southern Corp.	3.80	08/01/28	5,000	4,872
Ryder System, Inc.	5.65	03/01/28	5,000	5,151
				24,309
WATER – 0.2%
American Water Capital Corp.	2.95	09/01/27	5,000	4,727

TOTAL CORPORATE BONDS (Cost – $2,454,554)				2,463,548

TOTAL INVESTMENTS – 97.8% (Cost – $2,454,554)				$2,463,548
OTHER ASSETS LESS LIABILITIES – 2.2%				55,414
NET ASSETS – 100.0%				$2,518,962

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $25,793 and represents 1.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$2,463,548	$–	$2,463,548
Total Investments	$–	$2,463,548	$–	$2,463,548

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 96.5%
ADVERTISING – 0.5%
Interpublic Group of Cos, Inc.	4.75	03/30/30	$5,000	$4,933
Omnicom Group, Inc.	2.60	08/01/31	10,000	8,541
				13,474
AEROSPACE/DEFENSE – 2.6%
Boeing Co.	3.63	02/01/31	10,000	9,144
Boeing Co.	5.15	05/01/30	15,000	15,042
HEICO Corp.	5.35	08/01/33	5,000	5,084
L3Harris Technologies, Inc.	5.40	07/31/33	10,000	10,307
Northrop Grumman Corp.	4.70	03/15/33	10,000	9,955
RTX Corp.	5.15	02/27/33	10,000	10,139
RTX Corp.	6.00	03/15/31	5,000	5,323
				64,994
AGRICULTURE – 1.2%
Altria Group, Inc.	3.40	05/06/30	5,000	4,563
Altria Group, Inc.	6.88	11/01/33	5,000	5,511
BAT Capital Corp.	6.34	08/02/30	10,000	10,535
BAT Capital Corp.	6.42	08/02/33	10,000	10,495
				31,104
APPAREL – 0.4%
Tapestry, Inc.	7.85	11/27/33	10,000	10,695

AUTO MANUFACTURERS – 2.7%
Ford Motor Co.	6.10	08/19/32	10,000	10,025
Ford Motor Credit Co. LLC	2.90	02/10/29	10,000	8,780
Ford Motor Credit Co. LLC	7.12	11/07/33	10,000	10,723
Ford Motor Credit Co. LLC	7.20	06/10/30	10,000	10,640
General Motors Co.	5.60	10/15/32	10,000	10,146
General Motors Financial Co., Inc.	2.70	06/10/31	10,000	8,361
General Motors Financial Co., Inc.	5.85	04/06/30	10,000	10,273
				68,948
BANKS – 7.7%
Banco Santander SA	3.23	11/22/32	15,000	12,555
Bank of Nova Scotia	4.59	05/04/37	5,000	4,542
Barclays PLC	2.67	03/10/32	10,000	8,252
Barclays PLC	3.56	09/23/35	5,000	4,289
Barclays PLC	5.09	06/20/30	10,000	9,628
Barclays PLC	5.75	08/09/33	5,000	5,043
Barclays PLC	6.22	05/09/34	15,000	15,457
Citigroup, Inc.	6.17	05/25/34	15,000	15,565
Citizens Financial Group, Inc.	3.25	04/30/30	5,000	4,420
Deutsche Bank AG/New York, NY	3.55	09/18/31	10,000	8,809
Deutsche Bank AG/New York, NY	7.08	02/10/34	10,000	10,210
Fifth Third Bancorp	4.77	07/28/30	10,000	9,740
HSBC Holdings PLC	4.76	03/29/33	10,000	9,308
HSBC Holdings PLC	6.55	06/20/34	15,000	15,639
KeyBank NA/Cleveland, OH	5.00	01/26/33	10,000	9,325

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 7.7% (Continued)
Lloyds Banking Group PLC	7.95	11/15/33	$5,000	$5,667
M&T Bank Corp.	5.05	01/27/34	5,000	4,719
Mizuho Financial Group, Inc.	2.56	09/13/31	5,000	4,086
Morgan Stanley	5.30	04/20/37	10,000	9,809
Morgan Stanley	5.95	01/19/38	10,000	10,216
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	5,000	4,168
Westpac Banking Corp.	2.67	11/15/35	10,000	8,312
Westpac Banking Corp.	6.82	11/17/33	5,000	5,457
				195,216
BEVERAGES – 0.9%
Constellation Brands, Inc.	2.25	08/01/31	10,000	8,347
Constellation Brands, Inc.	4.90	05/01/33	5,000	4,969
Keurig Dr Pepper, Inc.	3.95	04/15/29	10,000	9,682
				22,998
BIOTECHNOLOGY – 2.5%
Amgen, Inc.	2.30	02/25/31	10,000	8,540
Amgen, Inc.	4.05	08/18/29	10,000	9,740
Amgen, Inc.	5.25	03/02/30	10,000	10,241
Amgen, Inc.	5.25	03/02/33	15,000	15,308
Gilead Sciences, Inc.	5.25	10/15/33	10,000	10,383
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	10,000	8,264
				62,476
BUILDING MATERIALS – 0.9%
Carrier Global Corp.	2.72	02/15/30	10,000	8,936
Fortune Brands Innovations, Inc.	5.88	06/01/33	5,000	5,217
Martin Marietta Materials, Inc.	2.40	07/15/31	5,000	4,223
Trane Technologies Financing Ltd.	5.25	03/03/33	5,000	5,169
				23,545
CHEMICALS – 1.7%
Celanese US Holdings LLC	6.55	11/15/30	10,000	10,585
Celanese US Holdings LLC	6.70	11/15/33	5,000	5,378
Dow Chemical Co.	2.10	11/15/30	10,000	8,532
FMC Corp.	5.65	05/18/33	5,000	4,977
LYB International Finance III LLC	5.63	05/15/33	5,000	5,193
Sherwin-Williams Co.	2.95	08/15/29	10,000	9,153
				43,818
COMMERCIAL SERVICES – 1.7%
Global Payments, Inc.	3.20	08/15/29	10,000	9,055
Global Payments, Inc.	5.30	08/15/29	5,000	5,031
Moody’s Corp.	4.25	08/08/32	5,000	4,839
Quanta Services, Inc.	2.90	10/01/30	10,000	8,776
RELX Capital, Inc.	4.00	03/18/29	10,000	9,746
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	5,000	4,067
				41,514

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.4%
Dell International LLC/EMC Corp.	5.30	10/01/29	$5,000	$5,128
Dell International LLC/EMC Corp.	5.75	02/01/33	5,000	5,253
HP, Inc.	5.50	01/15/33	10,000	10,220
Leidos, Inc.	5.75	03/15/33	10,000	10,326
Western Digital Corp.	2.85	02/01/29	5,000	4,280
				35,207
COSMETICS/PERSONAL CARE – 0.4%
Haleon US Capital LLC	3.63	03/24/32	10,000	9,212

DIVERSIFIED FINANCIAL SERVICES – 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	15,000	12,862
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	10,000	8,453
Air Lease Corp.	3.25	10/01/29	10,000	9,049
Ally Financial, Inc.	8.00	11/01/31	10,000	11,073
Capital One Financial Corp.	5.27	05/10/33	10,000	9,754
Capital One Financial Corp.	6.38	06/08/34	10,000	10,394
Capital One Financial Corp.	7.62	10/30/31	5,000	5,525
CI Financial Corp.	3.20	12/17/30	5,000	4,032
Discover Financial Services	7.96	11/02/34	5,000	5,579
Jefferies Financial Group, Inc.	2.63	10/15/31	10,000	8,317
Nomura Holdings, Inc.	3.10	01/16/30	5,000	4,444
Nomura Holdings, Inc.	6.18	01/18/33	10,000	10,650
Synchrony Financial	2.88	10/28/31	10,000	7,961
				108,093
ELECTRIC – 5.9%
American Electric Power Co., Inc.	5.63	03/01/33	10,000	10,325
Dominion Energy, Inc.	3.38	04/01/30	10,000	9,151
Dominion Energy, Inc.	5.38	11/15/32	5,000	5,075
Duke Energy Corp.	2.45	06/01/30	10,000	8,719
Duke Energy Corp.	4.50	08/15/32	10,000	9,619
Edison International	6.95	11/15/29	5,000	5,433
Entergy Corp.	2.80	06/15/30	5,000	4,395
Eversource Energy	5.13	05/15/33	10,000	9,856
Exelon Corp.	4.05	04/15/30	10,000	9,544
Georgia Power Co.	4.95	05/17/33	5,000	5,005
National Grid PLC	5.81	06/12/33	5,000	5,209
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	5,000	5,036
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	10,000	9,979
Pacific Gas & Electric Co.	2.50	02/01/31	10,000	8,305
Pacific Gas & Electric Co.	4.55	07/01/30	10,000	9,563
Pacific Gas & Electric Co.	6.40	06/15/33	10,000	10,622
Public Service Enterprise Group, Inc.	2.45	11/15/31	10,000	8,323
Southern Co.	3.70	04/30/30	10,000	9,412
Xcel Energy, Inc.	5.45	08/15/33	5,000	5,121
				148,692

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 0.4%
Amphenol Corp.	2.20	09/15/31	$5,000	$4,168
Amphenol Corp.	4.35	06/01/29	5,000	4,953
				9,121
ENTERTAINMENT – 0.9%
Warnermedia Holdings, Inc.	4.05	03/15/29	10,000	9,471
Warnermedia Holdings, Inc.	4.28	03/15/32	15,000	13,739
				23,210
ENVIRONMENTAL CONTROL – 1.0%
Republic Services, Inc.	4.88	04/01/29	5,000	5,065
Republic Services, Inc.	5.00	12/15/33	10,000	10,097
Waste Connections, Inc.	3.20	06/01/32	10,000	8,904
				24,066
FOOD – 2.9%
General Mills, Inc.	4.95	03/29/33	10,000	10,015
J M Smucker Co.	6.20	11/15/33	5,000	5,415
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.	5.50	01/15/30	10,000	9,776
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.	5.75	04/01/33	10,000	9,913
Kroger Co.	2.20	05/01/30	10,000	8,561
Mondelez International, Inc.	3.00	03/17/32	10,000	8,816
Pilgrim’s Pride Corp.	6.25	07/01/33	10,000	10,221
Sysco Corp.	5.95	04/01/30	10,000	10,634
				73,351
FOREST PRODUCTS & PAPER – 0.5%
Suzano Austria GmbH	3.75	01/15/31	15,000	13,090

GAS – 0.6%
NiSource, Inc.	3.60	05/01/30	5,000	4,663
Southern Co. Gas Capital Corp.	5.75	09/15/33	10,000	10,479
				15,142
HAND/MACHINE TOOLS – 0.6%
Regal Rexnord Corp.(1)	6.30	02/15/30	10,000	10,283
Stanley Black & Decker, Inc.	3.00	05/15/32	5,000	4,286
				14,569
HEALTHCARE-PRODUCTS – 0.9%
Agilent Technologies, Inc.	2.30	03/12/31	5,000	4,284
Baxter International, Inc.	2.54	02/01/32	10,000	8,351
GE HealthCare Technologies, Inc.	5.91	11/22/32	10,000	10,574
				23,209
HEALTHCARE-SERVICES – 3.9%
Centene Corp.	2.50	03/01/31	15,000	12,478
Centene Corp.	3.38	02/15/30	10,000	8,964
Centene Corp.	4.63	12/15/29	10,000	9,580
Elevance Health, Inc.	2.25	05/15/30	5,000	4,319
Elevance Health, Inc.	4.75	02/15/33	10,000	9,905
HCA, Inc.	3.38	03/15/29	10,000	9,241

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.9% (Continued)
HCA, Inc.	3.50	09/01/30	$10,000	$9,078
HCA, Inc.	5.50	06/01/33	10,000	10,158
Humana, Inc.	3.70	03/23/29	10,000	9,503
IQVIA, Inc.(1)	6.25	02/01/29	5,000	5,210
Quest Diagnostics, Inc.	6.40	11/30/33	10,000	10,967
				99,403
HOME FURNISHINGS – 0.2%
Leggett & Platt, Inc.	4.40	03/15/29	5,000	4,852

HOUSEHOLD PRODUCTS/WARES – 0.4%
Clorox Co.	4.60	05/01/32	10,000	9,905

INSURANCE – 3.4%
Allstate Corp.	5.25	03/30/33	5,000	5,101
Aon Corp.	2.80	05/15/30	10,000	8,884
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	5,000	5,113
Athene Holding Ltd.	5.88	01/15/34	5,000	5,028
Athene Holding Ltd.	6.15	04/03/30	5,000	5,171
Brown & Brown, Inc.	2.38	03/15/31	5,000	4,150
CNA Financial Corp.	3.90	05/01/29	5,000	4,787
Corebridge Financial, Inc.(1)	6.05	09/15/33	10,000	10,480
Fairfax Financial Holdings Ltd.	5.63	08/16/32	10,000	10,021
Lincoln National Corp.	3.40	01/15/31	5,000	4,485
Prudential Financial, Inc.	6.00	09/01/52	10,000	9,970
Reinsurance Group of America, Inc.	3.90	05/15/29	5,000	4,756
Willis North America, Inc.	2.95	09/15/29	10,000	8,998
				86,944
INTERNET – 0.8%
eBay, Inc.	2.70	03/11/30	10,000	8,918
Expedia Group, Inc.	3.25	02/15/30	5,000	4,545
Netflix, Inc.	6.38	05/15/29	5,000	5,396
				18,859
INVESTMENT COMPANIES – 0.2%
Ares Capital Corp.	5.88	03/01/29	5,000	4,957

IRON/STEEL – 0.8%
ArcelorMittal SA	6.80	11/29/32	5,000	5,381
Steel Dynamics, Inc.	3.45	04/15/30	5,000	4,618
Vale Overseas Ltd.	6.13	06/12/33	10,000	10,226
				20,225
LODGING – 0.7%
Marriott International, Inc./MD	2.75	10/15/33	5,000	4,123
Marriott International, Inc./MD	4.63	06/15/30	10,000	9,867
Sands China Ltd.	3.50	08/08/31	5,000	4,160
				18,150

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	$10,000	$9,045
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	10,000	9,842
Fox Corp.	6.50	10/13/33	10,000	10,790
Paramount Global	4.95	01/15/31	10,000	9,462
				39,139
MINING – 0.3%
Newmont Corp.	2.25	10/01/30	10,000	8,571

MISCELLANEOUS MANUFACTURERS – 0.8%
General Electric Co.	6.75	03/15/32	5,000	5,689
Parker-Hannifin Corp.	4.50	09/15/29	10,000	9,997
Textron, Inc.	2.45	03/15/31	5,000	4,259
				19,945
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	5,000	4,392

OIL & GAS – 2.2%
Cenovus Energy, Inc.	2.65	01/15/32	5,000	4,166
Diamondback Energy, Inc.	6.25	03/15/33	10,000	10,663
Hess Corp.	7.30	08/15/31	5,000	5,782
Occidental Petroleum Corp.	6.63	09/01/30	15,000	15,969
Ovintiv, Inc.	6.25	07/15/33	5,000	5,218
Phillips 66 Co.	5.30	06/30/33	5,000	5,116
Pioneer Natural Resources Co.	1.90	08/15/30	10,000	8,525
				55,439
OIL & GAS SERVICES – 0.2%
Halliburton Co.	2.92	03/01/30	5,000	4,533

PACKAGING & CONTAINERS – 0.3%
Amcor Flexibles North America, Inc.	2.69	05/25/31	10,000	8,613

PHARMACEUTICALS – 2.8%
Becton Dickinson & Co.	1.96	02/11/31	10,000	8,301
Cencora, Inc.	2.70	03/15/31	5,000	4,360
Cigna Group	5.40	03/15/33	10,000	10,334
CVS Health Corp.	1.88	02/28/31	10,000	8,206
CVS Health Corp.	3.25	08/15/29	5,000	4,632
CVS Health Corp.	5.25	01/30/31	10,000	10,181
CVS Health Corp.	5.25	02/21/33	15,000	15,190
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	10,000	8,577
				69,781
PIPELINES – 6.2%
Cheniere Energy Partners LP	4.00	03/01/31	5,000	4,540
Cheniere Energy Partners LP(1)	5.95	06/30/33	10,000	10,225
Enbridge, Inc.	6.20	11/15/30	15,000	16,036
Energy Transfer LP	3.75	05/15/30	15,000	13,877
Energy Transfer LP	6.55	12/01/33	10,000	10,790

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.2% (Continued)
Kinder Morgan, Inc.	5.20	06/01/33	$10,000	$9,927
Kinder Morgan, Inc.	7.75	01/15/32	5,000	5,723
MPLX LP	2.65	08/15/30	10,000	8,678
MPLX LP	5.00	03/01/33	5,000	4,894
ONEOK, Inc.	3.10	03/15/30	10,000	9,005
ONEOK, Inc.	6.05	09/01/33	10,000	10,505
Sabine Pass Liquefaction LLC	4.50	05/15/30	5,000	4,884
Targa Resources Corp.	6.13	03/15/33	5,000	5,235
Targa Resources Corp.	6.15	03/01/29	10,000	10,454
TransCanada PipeLines Ltd.	2.50	10/12/31	10,000	8,371
Western Midstream Operating LP	4.05	02/01/30	10,000	9,355
Williams Cos, Inc.	3.50	11/15/30	5,000	4,589
Williams Cos, Inc.	5.65	03/15/33	10,000	10,385
				157,473
REAL ESTATE INVESTMENT TRUST (REITS) – 7.4%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	10,000	7,698
American Tower Corp.	1.88	10/15/30	10,000	8,206
American Tower Corp.	3.80	08/15/29	10,000	9,443
American Tower Corp.	5.65	03/15/33	10,000	10,336
Boston Properties LP	3.25	01/30/31	5,000	4,307
Boston Properties LP	3.40	06/21/29	10,000	8,988
Brixmor Operating Partnership LP	4.13	05/15/29	5,000	4,752
Corporate Office Properties LP	2.75	04/15/31	5,000	4,086
Crown Castle, Inc.	5.10	05/01/33	5,000	4,943
Crown Castle, Inc.	5.60	06/01/29	10,000	10,196
Equinix, Inc.	3.20	11/18/29	5,000	4,575
Equinix, Inc.	3.90	04/15/32	10,000	9,261
Essex Portfolio LP	3.00	01/15/30	10,000	8,934
Extra Space Storage LP	5.90	01/15/31	10,000	10,404
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	10,000	8,419
Healthpeak OP LLC	5.25	12/15/32	10,000	10,030
Host Hotels & Resorts LP	3.50	09/15/30	10,000	9,001
Invitation Homes Operating Partnership LP	2.00	08/15/31	5,000	3,958
Kimco Realty OP LLC	4.60	02/01/33	10,000	9,631
Omega Healthcare Investors, Inc.	3.25	04/15/33	10,000	8,083
Ventas Realty LP	2.50	09/01/31	5,000	4,111
VICI Properties LP	5.13	05/15/32	10,000	9,565
Welltower OP LLC	3.85	06/15/32	10,000	9,174
Weyerhaeuser Co.	4.00	04/15/30	10,000	9,542
				187,643
RETAIL – 3.6%
AutoZone, Inc.	4.75	02/01/33	10,000	9,794
Dollar General Corp.	5.45	07/05/33	10,000	10,166
Lowe’s Cos, Inc.	2.63	04/01/31	10,000	8,703
Lowe’s Cos, Inc.	4.50	04/15/30	10,000	9,938
Lowe’s Cos, Inc.	5.00	04/15/33	10,000	10,140
McDonald’s Corp.	3.60	07/01/30	15,000	14,193

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.6% (Continued)
O’Reilly Automotive, Inc.	4.70	06/15/32	$10,000	$9,859
Starbucks Corp.	2.25	03/12/30	10,000	8,728
Starbucks Corp.	4.80	02/15/33	5,000	5,061
Tractor Supply Co.	5.25	05/15/33	5,000	5,085
				91,667
SEMICONDUCTORS – 3.0%
Broadcom, Inc.(1)	2.45	02/15/31	15,000	12,780
Broadcom, Inc.(1)	3.42	04/15/33	10,000	8,788
Broadcom, Inc.(1)	4.00	04/15/29	10,000	9,630
Broadcom, Inc.	4.15	11/15/30	10,000	9,543
Marvell Technology, Inc.	5.95	09/15/33	5,000	5,297
Micron Technology, Inc.	5.88	09/15/33	10,000	10,408
Micron Technology, Inc.	6.75	11/01/29	5,000	5,400
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	5,000	4,572
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	10,000	9,864
				76,282
SOFTWARE – 3.8%
Broadridge Financial Solutions, Inc.	2.60	05/01/31	5,000	4,254
Fidelity National Information Services, Inc.	2.25	03/01/31	10,000	8,438
Fiserv, Inc.	5.63	08/21/33	15,000	15,631
Oracle Corp.	2.88	03/25/31	15,000	13,204
Oracle Corp.	2.95	04/01/30	10,000	9,012
Oracle Corp.	4.65	05/06/30	10,000	9,900
Oracle Corp.	4.90	02/06/33	10,000	9,900
Roper Technologies, Inc.	1.75	02/15/31	10,000	8,156
VMware LLC	2.20	08/15/31	10,000	8,261
Workday, Inc.	3.80	04/01/32	10,000	9,280
				96,036
TELECOMMUNICATIONS – 9.4%
AT&T, Inc.	2.25	02/01/32	10,000	8,227
AT&T, Inc.	2.55	12/01/33	10,000	8,116
AT&T, Inc.	2.75	06/01/31	10,000	8,702
AT&T, Inc.	4.30	02/15/30	10,000	9,729
AT&T, Inc.	4.35	03/01/29	10,000	9,837
British Telecommunications PLC	9.63	12/15/30	10,000	12,367
Deutsche Telekom International Finance BV	8.75	06/15/30	15,000	17,874
Motorola Solutions, Inc.	5.60	06/01/32	10,000	10,285
Orange SA	9.00	03/01/31	10,000	12,346
Rogers Communications, Inc.	3.80	03/15/32	5,000	4,550
Sprint Capital Corp.	8.75	03/15/32	5,000	6,132
T-Mobile USA, Inc.	2.63	02/15/29	10,000	9,007
T-Mobile USA, Inc.	3.38	04/15/29	10,000	9,286
T-Mobile USA, Inc.	3.50	04/15/31	10,000	9,116
T-Mobile USA, Inc.	3.88	04/15/30	20,000	18,919
T-Mobile USA, Inc.	5.05	07/15/33	10,000	10,015
T-Mobile USA, Inc.	5.20	01/15/33	10,000	10,196
Verizon Communications, Inc.	1.75	01/20/31	10,000	8,176

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 9.4% (Continued)
Verizon Communications, Inc.	2.36	03/15/32	$10,000	$8,308
Verizon Communications, Inc.	2.55	03/21/31	10,000	8,600
Verizon Communications, Inc.	3.15	03/22/30	10,000	9,115
Verizon Communications, Inc.	4.02	12/03/29	15,000	14,431
Verizon Communications, Inc.	5.05	05/09/33	15,000	15,161
				238,495
TRANSPORTATION – 1.1%
Canadian Pacific Railway Co.	2.45	12/02/31	5,000	4,611
CSX Corp.	4.25	03/15/29	5,000	4,968
FedEx Corp.	2.40	05/15/31	10,000	8,522
Norfolk Southern Corp.	5.05	08/01/30	10,000	10,212
				28,313
TRUCKING & LEASING – 0.2%
GATX Corp.	4.00	06/30/30	5,000	4,702

WATER – 0.4%
American Water Capital Corp.	4.45	06/01/32	10,000	9,836

TOTAL CORPORATE BONDS (Cost – $2,415,287)				2,439,899

TOTAL INVESTMENTS – 96.5% (Cost – $2,415,287)				$2,439,899
OTHER ASSETS LESS LIABILITIES – 3.5%				89,209
NET ASSETS – 100.0%				$2,529,108

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31,2024, amounts to $67,396 and represents 2.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$2,439,899	$–	$2,439,899
Total Investments	$–	$2,439,899	$–	$2,439,899

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
AEROSPACE/DEFENSE – 4.7%
Boeing Co.	3.25	02/01/35	$5,000	$4,147
Boeing Co.	5.71	05/01/40	10,000	10,082
Boeing Co.	5.81	05/01/50	20,000	20,048
Boeing Co.	5.93	05/01/60	10,000	9,997
L3Harris Technologies, Inc.	5.60	07/31/53	5,000	5,228
Northrop Grumman Corp.	4.90	06/01/34	5,000	5,033
Northrop Grumman Corp.	4.95	03/15/53	10,000	9,726
Northrop Grumman Corp.	5.15	05/01/40	5,000	5,002
RTX Corp.	2.82	09/01/51	10,000	6,515
RTX Corp.	4.35	04/15/47	10,000	8,779
RTX Corp.	4.45	11/16/38	10,000	9,261
RTX Corp.	4.50	06/01/42	10,000	9,159
RTX Corp.	6.10	03/15/34	5,000	5,429
RTX Corp.	6.40	03/15/54	10,000	11,527
				119,933
AGRICULTURE – 2.7%
Altria Group, Inc.	3.88	09/16/46	5,000	3,777
Altria Group, Inc.	4.45	05/06/50	10,000	7,951
Altria Group, Inc.	5.80	02/14/39	10,000	10,235
Altria Group, Inc.	5.95	02/14/49	10,000	10,040
BAT Capital Corp.	4.39	08/15/37	15,000	12,670
BAT Capital Corp.	4.54	08/15/47	5,000	3,834
BAT Capital Corp.	5.28	04/02/50	5,000	4,232
BAT Capital Corp.	7.08	08/02/43	5,000	5,310
BAT Capital Corp.	7.08	08/02/53	5,000	5,313
Reynolds American, Inc.	5.85	08/15/45	5,000	4,633
				67,995
AUTO MANUFACTURERS – 1.2%
Ford Motor Co.	4.75	01/15/43	10,000	8,250
General Motors Co.	5.95	04/01/49	5,000	4,927
General Motors Co.	6.60	04/01/36	5,000	5,392
General Motors Co.	6.75	04/01/46	10,000	10,820
				29,389
AUTO PARTS & EQUIPMENT – 0.3%
Aptiv PLC/Aptiv Corp.	4.15	05/01/52	10,000	7,974

BANKS – 4.2%
Barclays PLC	3.33	11/24/42	15,000	11,208
Citigroup, Inc.	5.30	05/06/44	10,000	9,739
Citigroup, Inc.	6.13	08/25/36	5,000	5,359
Cooperatieve Rabobank UA	5.75	12/01/43	10,000	10,350
Goldman Sachs Group, Inc.	5.15	05/22/45	5,000	4,921
Goldman Sachs Group, Inc.	6.75	10/01/37	20,000	22,258
HSBC Holdings PLC	5.25	03/14/44	5,000	4,945
HSBC Holdings PLC	6.50	05/02/36	10,000	10,448

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.2% (Continued)
HSBC Holdings PLC	6.80	06/01/38	$5,000	$5,408
Lloyds Banking Group PLC	4.34	01/09/48	10,000	8,024
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	5,000	5,645
Westpac Banking Corp.	3.13	11/18/41	10,000	7,111
				105,416
BEVERAGES – 1.0%
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,909
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	5,000	3,828
Keurig Dr Pepper, Inc.	4.50	04/15/52	10,000	8,807
Molson Coors Beverage Co.	4.20	07/15/46	10,000	8,489
				26,033
BIOTECHNOLOGY – 4.7%
Amgen, Inc.	3.00	01/15/52	10,000	6,867
Amgen, Inc.	3.15	02/21/40	10,000	7,788
Amgen, Inc.	4.40	05/01/45	10,000	8,824
Amgen, Inc.	4.66	06/15/51	15,000	13,446
Amgen, Inc.	5.60	03/02/43	10,000	10,296
Amgen, Inc.	5.65	03/02/53	15,000	15,467
Amgen, Inc.	5.75	03/02/63	10,000	10,315
Biogen, Inc.	3.15	05/01/50	10,000	6,859
Gilead Sciences, Inc.	2.80	10/01/50	5,000	3,389
Gilead Sciences, Inc.	4.00	09/01/36	5,000	4,587
Gilead Sciences, Inc.	4.50	02/01/45	15,000	13,773
Gilead Sciences, Inc.	5.55	10/15/53	10,000	10,623
Royalty Pharma PLC	3.30	09/02/40	10,000	7,539
				119,773
BUILDING MATERIALS – 1.0%
Carrier Global Corp.(1)	5.90	03/15/34	10,000	10,692
Carrier Global Corp.(1)	6.20	03/15/54	10,000	11,327
Martin Marietta Materials, Inc.	3.20	07/15/51	5,000	3,614
				25,633
CHEMICALS – 3.2%
CF Industries, Inc.	5.15	03/15/34	10,000	9,872
Dow Chemical Co.	3.60	11/15/50	5,000	3,817
Dow Chemical Co.	5.55	11/30/48	10,000	10,112
Dow Chemical Co.	9.40	05/15/39	5,000	6,912
DuPont de Nemours, Inc.	5.32	11/15/38	5,000	5,046
DuPont de Nemours, Inc.	5.42	11/15/48	5,000	5,013
Eastman Chemical Co.	4.65	10/15/44	5,000	4,370
International Flavors & Fragrances, Inc.	5.00	09/26/48	5,000	4,281
LYB International Finance III LLC	3.38	10/01/40	10,000	7,694
LYB International Finance III LLC	3.80	10/01/60	15,000	10,662
Nutrien Ltd.	5.80	03/27/53	5,000	5,215
Sherwin-Williams Co.	4.50	06/01/47	10,000	9,000
				81,994

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	5.95	08/15/52	$5,000	$5,099
Moody’s Corp.	3.75	02/25/52	5,000	4,021
				9,120
COMPUTERS – 1.0%
Dell International LLC/EMC Corp.	3.38	12/15/41	10,000	7,601
Dell International LLC/EMC Corp.	8.35	07/15/46	5,000	6,528
Hewlett Packard Enterprise Co.	6.35	10/15/45	5,000	5,343
HP, Inc.	6.00	09/15/41	5,000	5,260
				24,732
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	4.00	03/24/52	5,000	4,207

DIVERSIFIED FINANCIAL SERVICES – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	5,000	4,008
Jefferies Financial Group, Inc.	6.25	01/15/36	5,000	5,288
Nasdaq, Inc.	5.95	08/15/53	10,000	10,695
				19,991
ELECTRIC – 4.8%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,828
Constellation Energy Generation LLC	6.50	10/01/53	5,000	5,602
Dominion Energy, Inc.	5.95	06/15/35	5,000	5,263
Duke Energy Corp.	3.30	06/15/41	15,000	11,490
Duke Energy Corp.	5.00	08/15/52	10,000	9,260
Emera US Finance LP	4.75	06/15/46	5,000	4,139
Exelon Corp.	5.60	03/15/53	10,000	10,101
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	5,000	4,820
Pacific Gas & Electric Co.	4.50	07/01/40	10,000	8,626
Pacific Gas & Electric Co.	4.95	07/01/50	15,000	13,092
Pacific Gas & Electric Co.	6.75	01/15/53	10,000	11,019
Pacific Gas & Electric Co.	6.95	03/15/34	5,000	5,512
Sempra	3.80	02/01/38	5,000	4,258
Sempra	6.00	10/15/39	5,000	5,267
Southern Co.	4.40	07/01/46	20,000	17,587
				120,864
ENTERTAINMENT – 0.9%
Warnermedia Holdings, Inc.	5.05	03/15/42	10,000	8,871
Warnermedia Holdings, Inc.	5.14	03/15/52	15,000	12,902
				21,773
ENVIRONMENTAL CONTROL – 0.1%
Waste Connections, Inc.	2.95	01/15/52	5,000	3,457

FOOD – 3.4%
Campbell Soup Co.	4.80	03/15/48	5,000	4,510
Conagra Brands, Inc.	5.30	11/01/38	5,000	4,874
J M Smucker Co.	6.50	11/15/43	10,000	11,156
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl(1)	7.25	11/15/53	5,000	5,441
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.	6.50	12/01/52	5,000	4,995

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.4% (Continued)
Kraft Heinz Foods Co.	4.38	06/01/46	$15,000	$12,990
Kraft Heinz Foods Co.	5.00	06/04/42	10,000	9,577
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	5,071
Kroger Co.	4.45	02/01/47	10,000	8,771
Sysco Corp.	3.30	02/15/50	5,000	3,670
Sysco Corp.	6.60	04/01/50	5,000	5,828
Tyson Foods, Inc.	5.10	09/28/48	10,000	9,037
				85,920
FOREST PRODUCTS & PAPER – 0.4%
International Paper Co.	6.00	11/15/41	10,000	10,514

GAS – 0.5%
NiSource, Inc.	4.38	05/15/47	10,000	8,599
Southern Co. Gas Capital Corp.	5.88	03/15/41	5,000	5,133
				13,732
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.75	11/15/50	5,000	3,018

HEALTHCARE-PRODUCTS – 0.6%
GE HealthCare Technologies, Inc.	6.38	11/22/52	5,000	5,710
Koninklijke Philips NV	5.00	03/15/42	5,000	4,615
Stryker Corp.	4.63	03/15/46	5,000	4,747
				15,072
HEALTHCARE-SERVICES – 2.8%
Aetna, Inc.	4.13	11/15/42	10,000	8,291
Elevance Health, Inc.	4.38	12/01/47	10,000	8,798
Elevance Health, Inc.	4.65	01/15/43	5,000	4,627
Elevance Health, Inc.	5.13	02/15/53	10,000	9,791
HCA, Inc.	5.13	06/15/39	10,000	9,584
HCA, Inc.	5.25	06/15/49	10,000	9,264
HCA, Inc.	5.90	06/01/53	5,000	5,093
Humana, Inc.	5.50	03/15/53	5,000	5,012
Humana, Inc.	5.95	03/15/34	5,000	5,276
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,645
				70,381
HOME FURNISHINGS – 0.2%
Whirlpool Corp.	4.50	06/01/46	5,000	4,121

INSURANCE – 3.0%
Allstate Corp.	4.20	12/15/46	5,000	4,228
American International Group, Inc.	4.38	06/30/50	10,000	8,873
American International Group, Inc.	4.50	07/16/44	5,000	4,562
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,892
Arch Capital Group Ltd.	3.64	06/30/50	5,000	3,842
Arthur J Gallagher & Co.	6.75	02/15/54	5,000	5,791
Brighthouse Financial, Inc.	4.70	06/22/47	5,000	4,097
Corebridge Financial, Inc.	4.40	04/05/52	5,000	4,190
Equitable Holdings, Inc.	5.00	04/20/48	5,000	4,696

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.0% (Continued)
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	$10,000	$6,729
Hartford Financial Services Group, Inc.	3.60	08/19/49	5,000	3,894
Markel Group, Inc.	3.45	05/07/52	10,000	7,060
MetLife, Inc.	6.40	12/15/36	5,000	5,107
Unum Group	4.13	06/15/51	5,000	3,795
				74,756
INTERNET – 0.2%
eBay, Inc.	3.65	05/10/51	5,000	3,805

IRON/STEEL – 0.4%
Vale Overseas Ltd.	6.88	11/10/39	10,000	10,889

MACHINERY-DIVERSIFIED – 0.1%
Otis Worldwide Corp.	3.36	02/15/50	5,000	3,768

MEDIA – 6.2%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	5,000	3,493
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	5,000	3,440
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	10,000	6,068
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	15,000	9,868
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	10,000	6,133
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	10,000	7,641
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	15,000	12,566
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	10,000	10,089
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	10,000	9,625
Discovery Communications LLC	4.65	05/15/50	15,000	12,076
Discovery Communications LLC	5.20	09/20/47	10,000	8,657
Discovery Communications LLC	5.30	05/15/49	10,000	8,672
Fox Corp.	5.48	01/25/39	10,000	9,800
Grupo Televisa SAB	5.00	05/13/45	10,000	8,573
Paramount Global	4.38	03/15/43	10,000	7,249
Paramount Global	5.85	09/01/43	10,000	8,896
Time Warner Cable LLC	4.50	09/15/42	5,000	3,956
Time Warner Cable LLC	5.50	09/01/41	10,000	8,809
Time Warner Cable LLC	6.55	05/01/37	10,000	9,987
				155,598
MINING – 1.2%
Barrick North America Finance LLC	5.75	05/01/43	5,000	5,292
Freeport-McMoRan, Inc.	5.45	03/15/43	5,000	4,815
Newmont Corp.	4.88	03/15/42	5,000	4,828
Southern Copper Corp.	5.25	11/08/42	15,000	14,228
				29,163

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURERS – 0.7%
GE Capital International Funding Co. Unlimited Co.	4.42	11/15/35	$10,000	$9,675
Parker-Hannifin Corp.	4.10	03/01/47	10,000	8,647
				18,322
OIL & GAS – 3.8%
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,258
Cenovus Energy, Inc.	3.75	02/15/52	5,000	3,671
Devon Energy Corp.	5.60	07/15/41	10,000	9,651
Diamondback Energy, Inc.	6.25	03/15/53	5,000	5,318
Hess Corp.	5.60	02/15/41	10,000	10,538
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,518
Occidental Petroleum Corp.	6.45	09/15/36	10,000	10,675
Occidental Petroleum Corp.	6.60	03/15/46	5,000	5,404
Phillips 66	4.65	11/15/34	10,000	9,724
Phillips 66 Co.	4.90	10/01/46	10,000	9,233
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,760
Suncor Energy, Inc.	6.80	05/15/38	10,000	11,012
Valero Energy Corp.	4.00	06/01/52	10,000	7,846
				96,608
OIL & GAS SERVICES – 0.7%
Halliburton Co.	4.85	11/15/35	5,000	4,959
Halliburton Co.	5.00	11/15/45	10,000	9,659
NOV, Inc.	3.95	12/01/42	5,000	3,870
				18,488
PHARMACEUTICALS – 5.1%
Becton Dickinson & Co.	4.67	06/06/47	10,000	9,269
Cigna Group	3.20	03/15/40	10,000	7,724
Cigna Group	3.40	03/15/51	5,000	3,639
Cigna Group	4.90	12/15/48	15,000	13,981
CVS Health Corp.	2.70	08/21/40	10,000	7,044
CVS Health Corp.	4.78	03/25/38	20,000	18,773
CVS Health Corp.	5.05	03/25/48	20,000	18,354
CVS Health Corp.	5.13	07/20/45	10,000	9,383
CVS Health Corp.	5.88	06/01/53	10,000	10,322
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	5,000	3,849
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	10,000	7,090
Viatris, Inc.	3.85	06/22/40	10,000	7,576
Viatris, Inc.	4.00	06/22/50	10,000	7,084
Zoetis, Inc.	4.70	02/01/43	5,000	4,700
				128,788
PIPELINES – 8.2%
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,890
Enbridge, Inc.	6.70	11/15/53	10,000	11,567
Energy Transfer LP	5.00	05/15/50	10,000	8,915
Energy Transfer LP	5.15	03/15/45	5,000	4,594
Energy Transfer LP	5.40	10/01/47	10,000	9,309
Energy Transfer LP	6.25	04/15/49	5,000	5,194

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.2% (Continued)
Energy Transfer LP	6.50	02/01/42	$5,000	$5,312
Energy Transfer LP	7.50	07/01/38	15,000	17,486
Kinder Morgan Energy Partners LP	5.00	03/01/43	10,000	9,015
Kinder Morgan, Inc.	5.30	12/01/34	5,000	4,964
Kinder Morgan, Inc.	5.45	08/01/52	5,000	4,766
Kinder Morgan, Inc.	5.55	06/01/45	15,000	14,471
Magellan Midstream Partners LP	5.15	10/15/43	5,000	4,658
MPLX LP	4.50	04/15/38	5,000	4,504
MPLX LP	4.70	04/15/48	10,000	8,623
MPLX LP	4.95	03/14/52	10,000	8,895
ONEOK, Inc.	5.20	07/15/48	5,000	4,620
ONEOK, Inc.	6.63	09/01/53	10,000	11,028
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	5,000	5,389
Targa Resources Corp.	6.50	02/15/53	5,000	5,399
TransCanada PipeLines Ltd.	4.75	05/15/38	15,000	14,035
TransCanada PipeLines Ltd.	4.88	05/15/48	10,000	9,129
Western Midstream Operating LP	5.30	03/01/48	10,000	8,775
Williams Cos, Inc.	5.30	08/15/52	10,000	9,731
Williams Cos, Inc.	6.30	04/15/40	10,000	10,708
				206,977
REAL ESTATE INVESTMENT TRUST (REITS) – 1.6%
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	10,000	9,637
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,724
American Tower Corp.	3.10	06/15/50	10,000	6,821
Crown Castle, Inc.	2.90	04/01/41	10,000	7,162
Equinix, Inc.	3.00	07/15/50	5,000	3,377
Kimco Realty OP LLC	4.25	04/01/45	5,000	4,024
VICI Properties LP	5.63	05/15/52	5,000	4,716
				40,461
RETAIL – 3.0%
Lowe’s Cos, Inc.	3.00	10/15/50	10,000	6,816
Lowe’s Cos, Inc.	3.70	04/15/46	5,000	3,970
Lowe’s Cos, Inc.	4.25	04/01/52	5,000	4,211
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	8,400
Lowe’s Cos, Inc.	5.75	07/01/53	10,000	10,587
McDonald’s Corp.	3.63	09/01/49	5,000	3,921
McDonald’s Corp.	4.88	12/09/45	10,000	9,696
McDonald’s Corp.	5.15	09/09/52	10,000	9,997
McDonald’s Corp.	6.30	10/15/37	5,000	5,634
Starbucks Corp.	3.50	11/15/50	10,000	7,627
Starbucks Corp.	4.45	08/15/49	5,000	4,439
				75,298
SEMICONDUCTORS – 1.8%
Broadcom, Inc.(1)	3.14	11/15/35	10,000	8,224
Broadcom, Inc.(1)	3.47	04/15/34	10,000	8,691
Broadcom, Inc.(1)	3.50	02/15/41	10,000	7,999
Broadcom, Inc.(1)	3.75	02/15/51	5,000	3,933

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 1.8% (Continued)
Broadcom, Inc.(1)	4.93	05/15/37	$10,000	$9,652
Micron Technology, Inc.	3.37	11/01/41	5,000	3,796
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	5,000	3,801
				46,096
SOFTWARE – 4.4%
Fiserv, Inc.	4.40	07/01/49	5,000	4,358
Oracle Corp.	3.60	04/01/40	15,000	12,005
Oracle Corp.	3.60	04/01/50	20,000	14,731
Oracle Corp.	3.65	03/25/41	10,000	7,964
Oracle Corp.	3.80	11/15/37	15,000	12,812
Oracle Corp.	3.85	04/01/60	15,000	10,901
Oracle Corp.	3.95	03/25/51	10,000	7,778
Oracle Corp.	4.30	07/08/34	10,000	9,314
Oracle Corp.	4.50	07/08/44	10,000	8,718
Oracle Corp.	5.55	02/06/53	10,000	9,945
Oracle Corp.	6.90	11/09/52	10,000	11,754
				110,280
TELECOMMUNICATIONS – 14.6%
AT&T, Inc.	3.50	06/01/41	5,000	3,975
AT&T, Inc.	3.50	09/15/53	20,000	14,295
AT&T, Inc.	3.55	09/15/55	20,000	14,261
AT&T, Inc.	3.65	06/01/51	15,000	11,198
AT&T, Inc.	3.65	09/15/59	15,000	10,596
AT&T, Inc.	3.80	12/01/57	15,000	11,054
AT&T, Inc.	3.85	06/01/60	10,000	7,376
AT&T, Inc.	4.30	12/15/42	10,000	8,713
AT&T, Inc.	4.50	03/09/48	10,000	8,664
AT&T, Inc.	4.75	05/15/46	10,000	9,058
AT&T, Inc.	4.85	03/01/39	10,000	9,528
AT&T, Inc.	4.90	08/15/37	5,000	4,840
AT&T, Inc.	5.40	02/15/34	15,000	15,393
Bell Telephone Co. of Canada/Bell Canada	4.46	04/01/48	10,000	8,923
Corning, Inc.	5.35	11/15/48	10,000	9,975
Orange SA	5.38	01/13/42	5,000	5,096
Rogers Communications, Inc.	4.50	03/15/42	5,000	4,447
Rogers Communications, Inc.	4.55	03/15/52	10,000	8,601
Rogers Communications, Inc.	5.00	03/15/44	5,000	4,699
Telefonica Emisiones SA	5.21	03/08/47	15,000	13,935
Telefonica Emisiones SA	7.05	06/20/36	5,000	5,649
TELUS Corp.	4.30	06/15/49	5,000	4,212
T-Mobile USA, Inc.	3.30	02/15/51	10,000	7,131
T-Mobile USA, Inc.	3.40	10/15/52	5,000	3,595
T-Mobile USA, Inc.	4.38	04/15/40	10,000	9,031
T-Mobile USA, Inc.	4.50	04/15/50	15,000	13,143
T-Mobile USA, Inc.	5.15	04/15/34	5,000	5,039
T-Mobile USA, Inc.	5.75	01/15/54	10,000	10,525
T-Mobile USA, Inc.	5.80	09/15/62	5,000	5,277

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.6% (Continued)
Verizon Communications, Inc.	2.65	11/20/40	$10,000	$7,146
Verizon Communications, Inc.	2.88	11/20/50	5,000	3,329
Verizon Communications, Inc.	2.99	10/30/56	15,000	9,817
Verizon Communications, Inc.	3.40	03/22/41	10,000	7,913
Verizon Communications, Inc.	3.55	03/22/51	20,000	15,081
Verizon Communications, Inc.	3.70	03/22/61	15,000	11,197
Verizon Communications, Inc.	4.00	03/22/50	10,000	8,207
Verizon Communications, Inc.	4.13	08/15/46	10,000	8,502
Verizon Communications, Inc.	4.40	11/01/34	10,000	9,550
Verizon Communications, Inc.	4.81	03/15/39	10,000	9,691
Vodafone Group PLC	4.38	02/19/43	5,000	4,369
Vodafone Group PLC	5.63	02/10/53	10,000	10,083
Vodafone Group PLC	6.15	02/27/37	15,000	16,225
				369,339
TRANSPORTATION – 3.4%
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	10,607
CSX Corp.	3.80	11/01/46	10,000	8,278
CSX Corp.	3.80	04/15/50	10,000	8,011
CSX Corp.	4.50	11/15/52	5,000	4,560
CSX Corp.	6.15	05/01/37	5,000	5,570
FedEx Corp.	3.25	05/15/41	10,000	7,682
FedEx Corp.	4.55	04/01/46	5,000	4,453
FedEx Corp.	5.10	01/15/44	5,000	4,844
FedEx Corp.	5.25	05/15/50	10,000	9,776
Norfolk Southern Corp.	3.94	11/01/47	10,000	8,243
Norfolk Southern Corp.	4.55	06/01/53	15,000	13,511
				85,535
WATER – 0.5%
American Water Capital Corp.	3.45	05/01/50	5,000	3,812
American Water Capital Corp.	4.20	09/01/48	5,000	4,377
Essential Utilities, Inc.	5.30	05/01/52	5,000	4,795
				12,984
TOTAL CORPORATE BONDS (Cost – $2,432,765)				2,478,197

TOTAL INVESTMENTS – 98.1% (Cost – $2,432,765)				$2,478,197
OTHER ASSETS LESS LIABILITIES – 1.9%				48,477
NET ASSETS – 100.0%				$2,526,674

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2024, amounts to $65,959 and represents 2.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$2,478,197	$–	$2,478,197
Total Investments	$–	$2,478,197	$–	$2,478,197

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 11.4%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$196,617
Banco Nacional de Panama	2.50	08/11/30	525,000	400,643
				597,260
CHEMICALS – 0.3%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	174,642
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	192,964
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	300,000	297,832
				665,438
COMMERCIAL SERVICES – 0.4%
DP World Crescent Ltd.	3.88	07/18/29	200,000	188,240
DP World Crescent Ltd.	4.85	09/26/28	200,000	197,540
DP World Crescent Ltd.	5.50	09/13/33	200,000	201,500
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	197,000
				784,280
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Power Sector Assets & Liabilities Management Corp.	7.39	12/02/24	425,000	431,508

ELECTRIC – 1.5%
Comision Federal de Electricidad	4.69	05/15/29	200,000	188,750
Eskom Holdings SOC Ltd.	6.35	08/10/28	450,000	438,750
Eskom Holdings SOC Ltd.	7.13	02/11/25	550,000	548,023
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	275,000	266,442
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	201,372
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	213,857
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	190,396
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	600,000	582,153
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	217,395
				2,847,138
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong	5.35	08/15/33	350,000	355,770

INVESTMENT COMPANIES – 1.4%
Gaci First Investment Co.	4.75	02/14/30	200,000	197,000
Gaci First Investment Co.	5.00	10/13/27	250,000	250,000
Gaci First Investment Co.	5.25	10/13/32	300,000	303,000
MDGH GMTN RSC Ltd.	2.50	11/07/24	200,000	195,200
MDGH GMTN RSC Ltd.	2.50	05/21/26	75,000	71,016
MDGH GMTN RSC Ltd.	2.88	11/07/29	225,000	203,667
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	179,000
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	181,000
MDGH GMTN RSC Ltd.	4.38	11/22/33	200,000	191,250
MDGH GMTN RSC Ltd.	5.50	04/28/33	200,000	207,500
Suci Second Investment Co.	6.00	10/25/28	400,000	416,000
Suci Second Investment Co.	6.25	10/25/33	200,000	217,250
				2,611,883

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.8%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	$325,000	$288,925
Corp. Nacional del Cobre de Chile	3.15	01/14/30	300,000	265,950
Corp. Nacional del Cobre de Chile	3.63	08/01/27	325,000	308,425
Corp. Nacional del Cobre de Chile	5.95	01/08/34	250,000	250,554
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	4.75	05/15/25	200,000	197,406
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45	05/15/30	200,000	199,011
				1,510,271
OIL & GAS – 5.4%
Bapco Energies BSCC	7.50	10/25/27	475,000	498,453
EDO Sukuk Ltd.	5.88	09/21/33	400,000	407,700
Pertamina Persero PT	1.40	02/09/26	200,000	185,500
Petroleos del Peru SA	4.75	06/19/32	400,000	292,062
Petroleos Mexicanos	4.50	01/23/26	175,000	164,692
Petroleos Mexicanos	5.35	02/12/28	300,000	263,226
Petroleos Mexicanos	5.95	01/28/31	575,000	451,806
Petroleos Mexicanos	6.49	01/23/27	250,000	236,050
Petroleos Mexicanos	6.50	03/13/27	600,000	563,100
Petroleos Mexicanos	6.50	01/23/29	200,000	177,372
Petroleos Mexicanos	6.70	02/16/32	1,050,000	854,647
Petroleos Mexicanos	6.84	01/23/30	350,000	299,810
Petroleos Mexicanos	6.88	08/04/26	300,000	292,920
Petroleos Mexicanos	8.75	06/02/29	300,000	289,830
Petroleos Mexicanos	10.00	02/07/33	325,000	320,937
Petronas Capital Ltd.	2.48	01/28/32	600,000	506,481
Petronas Capital Ltd.	3.50	03/18/25	775,000	760,887
Petronas Capital Ltd.	3.50	04/21/30	1,300,000	1,211,321
QatarEnergy	1.38	09/12/26	400,000	366,500
QatarEnergy	2.25	07/12/31	900,000	757,125
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	250,000	245,023
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	243,478
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	250,000	234,986
Sinopec Group Overseas Development 2018 Ltd.	2.15	05/13/25	200,000	193,025
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	196,750
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	275,000	250,531
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	231,723
				10,495,935
PIPELINES – 0.6%
Southern Gas Corridor CJSC	6.88	03/24/26	1,150,000	1,166,711

TRANSPORTATION – 0.3%
Transnet SOC Ltd.	8.25	02/06/28	550,000	554,840

TOTAL CORPORATE BONDS (Cost – $21,975,823)				22,021,034

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT AGENCIES AND OBLIGATIONS – 86.9%
GOVERNMENT AGENCIES – 2.9%
Bank Gospodarstwa Krajowego	5.38	05/22/33	$950,000	$954,655
Bank Gospodarstwa Krajowego	6.25	10/31/28	500,000	526,875
China Development Bank	1.00	10/27/25	225,000	211,344
Export-Import Bank of China	2.88	04/26/26	200,000	193,809
Export-Import Bank of China	3.88	05/16/26	350,000	345,748
Export-Import Bank of India	2.25	01/13/31	500,000	414,737
Export-Import Bank of India	3.25	01/15/30	600,000	543,777
Export-Import Bank of India	3.38	08/05/26	575,000	552,425
Export-Import Bank of India	3.88	02/01/28	475,000	456,119
Export-Import Bank of India	5.50	01/18/33	550,000	561,294
Finance Department Government of Sharjah	6.50	11/23/32	200,000	206,875
MFB Magyar Fejlesztesi Bank Zrt	6.50	06/29/28	725,000	744,756
				5,712,414
GOVERNMENT OBLIGATIONS – 84.0%
Abu Dhabi Government International Bond	1.63	06/02/28	400,000	358,000
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	251,250
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	293,563
Abu Dhabi Government International Bond	2.13	09/30/24	625,000	611,762
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	582,750
Abu Dhabi Government International Bond	2.50	09/30/29	600,000	546,000
Abu Dhabi Government International Bond	3.13	05/03/26	250,000	242,188
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	766,000
Abu Dhabi Government International Bond	3.13	04/16/30	425,000	396,313
Angolan Government International Bond	8.00	11/26/29	1,050,000	914,813
Angolan Government International Bond	8.25	05/09/28	900,000	814,500
Angolan Government International Bond	8.75	04/14/32	1,000,000	859,000
Argentine Republic Government International Bond(1)	0.75	07/09/30	4,300,000	1,747,950
Argentine Republic Government International Bond(1)	3.63	07/09/35	4,750,000	1,597,187
Argentine Republic Government International Bond(1)	4.25	01/09/38	2,650,000	1,022,900
Bahrain Government International Bond	5.25	01/25/33	400,000	353,500
Bahrain Government International Bond	5.45	09/16/32	500,000	453,125
Bahrain Government International Bond	5.63	09/30/31	475,000	444,125
Bahrain Government International Bond	6.75	09/20/29	600,000	605,250
Bahrain Government International Bond	7.00	01/26/26	525,000	532,678
Bahrain Government International Bond	7.00	10/12/28	750,000	771,562
Bahrain Government International Bond	7.38	05/14/30	475,000	492,219
Bolivian Government International Bond	4.50	03/20/28	600,000	324,000
Brazilian Government International Bond	2.88	06/06/25	600,000	580,800
Brazilian Government International Bond	3.75	09/12/31	575,000	506,000
Brazilian Government International Bond	3.88	06/12/30	1,075,000	976,100
Brazilian Government International Bond	4.25	01/07/25	1,200,000	1,185,264
Brazilian Government International Bond	4.50	05/30/29	550,000	527,450
Brazilian Government International Bond	4.63	01/13/28	900,000	890,100
Brazilian Government International Bond	6.00	04/07/26	600,000	615,900
Brazilian Government International Bond	6.00	10/20/33	800,000	791,600
Brazilian Government International Bond	6.25	03/18/31	475,000	489,012
Brazilian Government International Bond	8.25	01/20/34	250,000	286,688

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.0% (Continued)
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	$475,000	$482,719
CBB International Sukuk Programme Co. W.L.L.	3.88	05/18/29	475,000	432,250
CBB International Sukuk Programme Co. W.L.L.	3.95	09/16/27	525,000	498,094
CBB International Sukuk Programme Co. W.L.L.	4.50	03/30/27	475,000	459,562
CBB International Sukuk Programme Co. W.L.L.	6.25	11/14/24	475,000	474,406
CBB International Sukuk Programme Co. W.L.L.	6.25	10/18/30	500,000	506,875
Chile Government International Bond	2.45	01/31/31	250,000	217,312
Chile Government International Bond	2.55	01/27/32	425,000	364,756
Chile Government International Bond	2.55	07/27/33	650,000	536,412
Chile Government International Bond	2.75	01/31/27	425,000	402,687
Chile Government International Bond	3.24	02/06/28	550,000	522,225
Chile Government International Bond	3.50	01/31/34	375,000	331,594
Chile Government International Bond	4.85	01/22/29	300,000	302,550
China Government International Bond	0.55	10/21/25	300,000	280,823
China Government International Bond	0.75	10/26/24	200,000	193,955
China Government International Bond	1.20	10/21/30	350,000	294,354
China Government International Bond	1.25	10/26/26	300,000	277,526
China Government International Bond	1.75	10/26/31	250,000	214,221
China Government International Bond	1.95	12/03/24	350,000	341,311
China Government International Bond	2.13	12/03/29	375,000	341,263
China Government International Bond	2.63	11/02/27	250,000	238,517
China Government International Bond	3.50	10/19/28	200,000	196,907
Colombia Government International Bond	3.00	01/30/30	450,000	374,175
Colombia Government International Bond	3.13	04/15/31	850,000	681,275
Colombia Government International Bond	3.25	04/22/32	750,000	586,500
Colombia Government International Bond	3.88	04/25/27	525,000	498,225
Colombia Government International Bond	4.50	01/28/26	550,000	540,117
Colombia Government International Bond	4.50	03/15/29	750,000	692,250
Colombia Government International Bond	8.00	04/20/33	600,000	638,156
Costa Rica Government International Bond	6.13	02/19/31	500,000	507,500
Costa Rica Government International Bond	6.55	04/03/34	900,000	924,300
Dominican Republic International Bond	4.50	01/30/30	900,000	823,950
Dominican Republic International Bond	4.88	09/23/32	1,350,000	1,210,275
Dominican Republic International Bond	5.50	01/27/25	500,000	499,125
Dominican Republic International Bond	5.50	02/22/29	700,000	679,700
Dominican Republic International Bond	5.95	01/25/27	775,000	777,713
Dominican Republic International Bond	6.00	07/19/28	500,000	503,250
Dominican Republic International Bond	6.00	02/22/33	875,000	847,350
Dominican Republic International Bond	6.88	01/29/26	700,000	712,950
Ecuador Government International Bond	ZCP	07/31/30	600,000	200,550
Ecuador Government International Bond(1)	3.50	07/31/35	4,050,000	1,657,463
Ecuador Government International Bond(1)	6.00	07/31/30	1,850,000	977,956
Egypt Government International Bond	5.80	09/30/27	450,000	338,063
Egypt Government International Bond	5.88	06/11/25	625,000	573,438
Egypt Government International Bond	5.88	02/16/31	625,000	410,156
Egypt Government International Bond	6.59	02/21/28	575,000	429,812
Egypt Government International Bond	7.05	01/15/32	400,000	269,500
Egypt Government International Bond	7.30	09/30/33	450,000	299,250

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.0% (Continued)
Egypt Government International Bond	7.50	01/31/27	$825,000	$678,975
Egypt Government International Bond	7.60	03/01/29	775,000	573,500
Egypt Government International Bond	7.63	05/29/32	725,000	494,813
Egyptian Financial Co. for Sovereign Taskeek	10.88	02/28/26	700,000	697,375
Ethiopia International Bond	6.63	12/11/24	550,000	378,125
Ghana Government International Bond(2)	6.38	02/11/27	525,000	238,219
Ghana Government International Bond(2)	7.63	05/16/29	550,000	246,125
Ghana Government International Bond(2)	7.75	04/07/29	575,000	258,750
Ghana Government International Bond(2)	8.13	01/18/26	575,000	276,000
Ghana Government International Bond(2)	8.13	03/26/32	750,000	331,875
Ghana Government International Bond(2)	8.63	04/07/34	400,000	179,500
Ghana Government International Bond	10.75	10/14/30	600,000	390,000
Hazine Mustesarligi Varlik Kiralama AS	4.49	11/25/24	225,000	222,300
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	475,000	457,484
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	650,000	652,438
Hazine Mustesarligi Varlik Kiralama AS	8.51	01/14/29	425,000	441,469
Hazine Mustesarligi Varlik Kiralama AS	9.76	11/13/25	450,000	473,918
Hungary Government International Bond	2.13	09/22/31	1,250,000	997,500
Hungary Government International Bond	5.25	06/16/29	850,000	843,838
Hungary Government International Bond	6.13	05/22/28	1,150,000	1,184,788
Hungary Government International Bond	6.25	09/22/32	950,000	994,175
Indonesia Government International Bond	1.85	03/12/31	250,000	206,044
Indonesia Government International Bond	2.15	07/28/31	200,000	166,335
Indonesia Government International Bond	2.85	02/14/30	250,000	224,402
Indonesia Government International Bond	3.50	01/11/28	225,000	214,865
Indonesia Government International Bond	3.55	03/31/32	200,000	182,781
Indonesia Government International Bond	3.85	07/18/27	200,000	194,250
Indonesia Government International Bond	3.85	10/15/30	275,000	260,336
Indonesia Government International Bond	4.10	04/24/28	200,000	195,531
Indonesia Government International Bond	4.13	01/15/25	275,000	273,900
Indonesia Government International Bond	4.35	01/08/27	250,000	247,266
Indonesia Government International Bond	4.55	01/11/28	220,000	218,625
Indonesia Government International Bond	4.65	09/20/32	250,000	246,290
Indonesia Government International Bond	4.75	01/08/26	300,000	300,375
Indonesia Government International Bond	4.75	02/11/29	225,000	225,527
Indonesia Government International Bond	4.85	01/11/33	200,000	200,491
Iraq International Bond	5.80	01/15/28	437,500	409,609
Ivory Coast Government International Bond	6.13	06/15/33	750,000	676,875
Ivory Coast Government International Bond	7.63	01/30/33	525,000	520,931
Jamaica Government International Bond	6.75	04/28/28	650,000	680,570
Jordan Government International Bond	5.75	01/31/27	600,000	577,500
Jordan Government International Bond	5.85	07/07/30	700,000	629,650
Jordan Government International Bond	6.13	01/29/26	600,000	585,750
Jordan Government International Bond	7.50	01/13/29	600,000	590,250
Kazakhstan Government International Bond	3.88	10/14/24	900,000	898,453
Kazakhstan Government International Bond	5.13	07/21/25	1,250,000	1,269,150
KSA Sukuk Ltd.	2.25	05/17/31	375,000	316,406
KSA Sukuk Ltd.	2.97	10/29/29	375,000	341,719

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.0% (Continued)
KSA Sukuk Ltd.	3.63	04/20/27	$800,000	$774,000
KSA Sukuk Ltd.	4.27	05/22/29	600,000	589,500
KSA Sukuk Ltd.	4.30	01/19/29	450,000	444,375
KSA Sukuk Ltd.	4.51	05/22/33	600,000	585,000
KSA Sukuk Ltd.	5.27	10/25/28	325,000	333,531
Kuwait International Government Bond	3.50	03/20/27	2,450,000	2,394,875
Lebanon Government International Bond(2)	6.00	01/27/23	600,000	35,850
Lebanon Government International Bond(2)	6.10	10/04/22	1,700,000	101,575
Lebanon Government International Bond(2)	6.65	02/26/30	1,200,000	71,700
Lebanon Government International Bond(2)	6.85	03/23/27	1,300,000	77,675
Lebanon Government International Bond(2)	8.25	04/12/21	700,000	41,825
Magyar Export-Import Bank Zrt	6.13	12/04/27	650,000	659,344
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	540,405
Malaysia Sukuk Global Bhd	3.18	04/27/26	550,000	536,195
Mexico Government International Bond	2.66	05/24/31	525,000	442,312
Mexico Government International Bond	3.25	04/16/30	350,000	314,965
Mexico Government International Bond	3.75	01/11/28	325,000	312,455
Mexico Government International Bond	4.13	01/21/26	325,000	321,750
Mexico Government International Bond	4.15	03/28/27	400,000	397,200
Mexico Government International Bond	4.50	04/22/29	500,000	490,250
Mexico Government International Bond	4.75	04/27/32	400,000	383,600
Mexico Government International Bond	4.88	05/19/33	350,000	335,300
Mexico Government International Bond	5.40	02/09/28	200,000	204,200
Mexico Government International Bond	8.30	08/15/31	150,000	180,675
Morocco Government International Bond	3.00	12/15/32	600,000	485,550
Morocco Government International Bond	5.95	03/08/28	530,000	542,588
Morocco Government International Bond	6.50	09/08/33	700,000	726,250
Nigeria Government International Bond	6.13	09/28/28	600,000	523,500
Nigeria Government International Bond	6.50	11/28/27	850,000	773,181
Nigeria Government International Bond	7.14	02/23/30	750,000	657,187
Nigeria Government International Bond	7.38	09/28/33	700,000	578,375
Nigeria Government International Bond	7.63	11/21/25	650,000	641,062
Nigeria Government International Bond	7.88	02/16/32	850,000	740,563
Nigeria Government International Bond	8.38	03/24/29	725,000	681,500
Nigeria Government International Bond	8.75	01/21/31	400,000	372,500
Oman Government International Bond	4.75	06/15/26	1,075,000	1,061,563
Oman Government International Bond	5.38	03/08/27	900,000	903,375
Oman Government International Bond	5.63	01/17/28	1,075,000	1,090,655
Oman Government International Bond	6.00	08/01/29	975,000	999,375
Oman Government International Bond	6.25	01/25/31	750,000	778,125
Oman Government International Bond	6.75	10/28/27	625,000	656,250
Oman Government International Bond	7.38	10/28/32	450,000	502,313
Oman Sovereign Sukuk Co.	4.88	06/15/30	800,000	790,000
Oman Sovereign Sukuk Co.	5.93	10/31/25	650,000	658,125
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	575,000	473,271
Pakistan Government International Bond	6.00	04/08/26	775,000	602,776
Pakistan Government International Bond	6.88	12/05/27	675,000	487,893
Pakistan Government International Bond	7.38	04/08/31	825,000	537,116

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.0% (Continued)
Panama Government International Bond	2.25	09/29/32	$850,000	$604,137
Panama Government International Bond	3.16	01/23/30	425,000	356,469
Panama Government International Bond	3.30	01/19/33	450,000	346,837
Panama Government International Bond	3.75	03/16/25	500,000	488,650
Panama Government International Bond	3.88	03/17/28	400,000	366,500
Paraguay Government International Bond	4.95	04/28/31	500,000	482,875
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	231,719
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	214,832
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	350,000	343,563
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	348,502
Perusahaan Penerbit SBSN Indonesia III	4.35	09/10/24	275,000	274,270
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	325,000	322,105
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	325,000	322,105
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	200,000	197,585
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	225,000	224,134
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	300,000	296,283
Perusahaan Penerbit SBSN Indonesia III	5.40	11/15/28	200,000	205,300
Perusahaan Penerbit SBSN Indonesia III	5.60	11/15/33	200,000	209,710
Peruvian Government International Bond	1.86	12/01/32	425,000	328,737
Peruvian Government International Bond	2.78	01/23/31	1,550,000	1,342,300
Peruvian Government International Bond	3.00	01/15/34	950,000	794,105
Peruvian Government International Bond	8.75	11/21/33	925,000	1,156,250
Philippine Government International Bond	1.65	06/10/31	450,000	363,015
Philippine Government International Bond	2.46	05/05/30	375,000	328,711
Philippine Government International Bond	3.00	02/01/28	650,000	611,812
Philippine Government International Bond	3.75	01/14/29	550,000	529,100
Philippine Government International Bond	5.00	07/17/33	450,000	456,307
Philippine Government International Bond	5.50	03/30/26	375,000	381,328
Philippine Government International Bond	6.38	01/15/32	175,000	192,719
Philippine Government International Bond	7.75	01/14/31	600,000	704,250
Philippine Government International Bond	9.50	02/02/30	700,000	872,375
Philippine Government International Bond	10.63	03/16/25	475,000	504,762
Qatar Government International Bond	3.25	06/02/26	950,000	923,281
Qatar Government International Bond	3.40	04/16/25	525,000	515,484
Qatar Government International Bond	3.75	04/16/30	800,000	774,500
Qatar Government International Bond	4.00	03/14/29	1,050,000	1,036,219
Qatar Government International Bond	4.50	04/23/28	800,000	804,600
Qatar Government International Bond	9.75	06/15/30	375,000	484,687
RAK Capital	3.09	03/31/25	200,000	194,250
Republic of Azerbaijan International Bond	3.50	09/01/32	500,000	428,750
Republic of Kenya Government International Bond	6.30	01/23/34	500,000	390,625
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	538,500
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	616,000
Republic of Poland Government International Bond	3.25	04/06/26	1,000,000	975,040
Republic of Poland Government International Bond	4.88	10/04/33	1,325,000	1,323,251
Republic of Poland Government International Bond	5.50	11/16/27	815,000	843,647
Republic of Poland Government International Bond	5.75	11/16/32	825,000	877,907
Republic of South Africa Government International Bond	4.30	10/12/28	1,000,000	918,125

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.0% (Continued)
Republic of South Africa Government International Bond	4.85	09/27/27	$250,000	$240,787
Republic of South Africa Government International Bond	4.85	09/30/29	950,000	866,970
Republic of South Africa Government International Bond	4.88	04/14/26	600,000	588,000
Republic of South Africa Government International Bond	5.88	09/16/25	900,000	901,125
Republic of South Africa Government International Bond	5.88	06/22/30	625,000	588,937
Republic of South Africa Government International Bond	5.88	04/20/32	625,000	575,187
Romanian Government International Bond	3.00	02/27/27	750,000	701,531
Romanian Government International Bond	3.00	02/14/31	700,000	595,875
Romanian Government International Bond	3.63	03/27/32	600,000	519,900
Romanian Government International Bond	5.25	11/25/27	600,000	594,567
Romanian Government International Bond	5.88	01/30/29	1,000,000	1,010,100
Romanian Government International Bond	6.38	01/30/34	1,050,000	1,072,418
Romanian Government International Bond	6.63	02/17/28	850,000	882,938
Romanian Government International Bond	7.13	01/17/33	910,000	982,618
ROP Sukuk Trust	5.05	06/06/29	250,000	253,750
Saudi Government International Bond	2.25	02/02/33	450,000	364,500
Saudi Government International Bond	2.50	02/03/27	275,000	257,813
Saudi Government International Bond	2.75	02/03/32	25,000	21,469
Saudi Government International Bond	2.90	10/22/25	350,000	338,625
Saudi Government International Bond	3.25	10/26/26	750,000	719,531
Saudi Government International Bond	3.25	10/22/30	350,000	318,938
Saudi Government International Bond	3.63	03/04/28	875,000	841,094
Saudi Government International Bond	4.00	04/17/25	800,000	788,500
Saudi Government International Bond	4.38	04/16/29	650,000	638,625
Saudi Government International Bond	4.50	04/17/30	500,000	490,625
Saudi Government International Bond	4.75	01/18/28	525,000	526,969
Saudi Government International Bond	4.75	01/16/30	500,000	498,188
Saudi Government International Bond	4.88	07/18/33	675,000	673,313
Saudi Government International Bond	5.00	01/16/34	575,000	573,203
Saudi Government International Bond	5.50	10/25/32	300,000	312,394
Senegal Government International Bond	6.25	05/23/33	625,000	542,188
Serbia International Bond	2.13	12/01/30	700,000	561,313
Serbia International Bond	6.50	09/26/33	550,000	563,805
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	208,688
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	179,500
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	193,750
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	240,000
Sri Lanka Government International Bond(2)	5.75	04/18/23	725,000	382,437
Sri Lanka Government International Bond(2)	6.20	05/11/27	900,000	461,349
Sri Lanka Government International Bond(2)	6.75	04/18/28	725,000	373,230
Sri Lanka Government International Bond(2)	6.83	07/18/26	200,000	105,714
Sri Lanka Government International Bond(2)	6.85	03/14/24	600,000	310,650
Sri Lanka Government International Bond(2)	6.85	11/03/25	1,100,000	578,358
Sri Lanka Government International Bond(2)	7.55	03/28/30	1,475,000	748,562
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	587,250
Tunisian Republic International Bond	5.75	01/30/25	575,000	493,063
Turkiye Government International Bond	4.25	03/13/25	425,000	416,287
Turkiye Government International Bond	4.25	04/14/26	325,000	310,700

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.0% (Continued)
Turkiye Government International Bond	4.75	01/26/26	$250,000	$242,375
Turkiye Government International Bond	4.88	10/09/26	650,000	623,025
Turkiye Government International Bond	5.13	02/17/28	425,000	396,525
Turkiye Government International Bond	5.25	03/13/30	425,000	377,719
Turkiye Government International Bond	5.60	11/14/24	500,000	499,500
Turkiye Government International Bond	5.88	06/26/31	375,000	338,250
Turkiye Government International Bond	5.95	01/15/31	300,000	273,450
Turkiye Government International Bond	6.00	03/25/27	700,000	682,850
Turkiye Government International Bond	6.13	10/24/28	600,000	577,440
Turkiye Government International Bond	6.38	10/14/25	500,000	500,625
Turkiye Government International Bond	6.50	09/20/33	300,000	274,800
Turkiye Government International Bond	7.38	02/05/25	550,000	557,425
Turkiye Government International Bond	7.63	04/26/29	625,000	630,000
Turkiye Government International Bond	8.60	09/24/27	425,000	447,313
Turkiye Government International Bond	9.13	07/13/30	400,000	427,375
Turkiye Government International Bond	9.38	03/14/29	450,000	485,437
Turkiye Government International Bond	9.38	01/19/33	600,000	653,344
Turkiye Government International Bond	9.88	01/15/28	525,000	572,512
Turkiye Government International Bond	11.88	01/15/30	325,000	397,231
UAE Government International Bond	2.00	10/19/31	225,000	189,281
UAE Government International Bond	4.05	07/07/32	450,000	437,625
UAE Government International Bond	4.92	09/25/33	200,000	207,775
Ukraine Government International Bond	6.88	05/21/31	1,000,000	221,500
Ukraine Government International Bond	7.38	09/25/34	1,600,000	366,480
Ukraine Government International Bond	7.75	09/01/25	775,000	215,063
Ukraine Government International Bond	7.75	09/01/26	750,000	197,813
Ukraine Government International Bond	7.75	09/01/27	650,000	166,400
Ukraine Government International Bond	7.75	09/01/28	750,000	190,500
Ukraine Government International Bond	7.75	09/01/29	750,000	189,000
Ukraine Government International Bond	9.75	11/01/30	950,000	254,600
Uruguay Government International Bond	4.38	10/27/27	775,000	775,775
Uruguay Government International Bond	4.38	01/23/31	1,160,000	1,144,688
Uruguay Government International Bond	5.75	10/28/34	1,150,000	1,235,100
Vietnam Government International Bond	4.80	11/19/24	600,000	595,425
Zambia Government International Bond(2)	8.50	04/14/24	600,000	381,000
Zambia Government International Bond(2)	8.97	07/30/27	700,000	440,125
				162,296,458
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $163,893,628)				168,008,872

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
Citibank, London	2.85	02/01/24	EUR	620	$673
Citibank, New York	4.67	02/01/24		$1,493,785	1,493,785
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,494,458)					1,494,458

TOTAL INVESTMENTS – 99.1% (Cost – $187,363,909)					$191,524,364
OTHER ASSETS LESS LIABILITIES – 0.9%					1,736,998
NET ASSETS – 100.0%					$193,261,362

ZCP	Indicates a zero coupon rate.
EUR	Euro.
(1)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2024.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of January 31, 2024:

Country	Percent of Net Assets
Angola	1.3%
Argentina	2.3%
Azerbaijan	0.8%
Bahrain	3.6%
Bolivia	0.2%
Brazil	3.5%
British Virgin Islands	1.3%
Cayman Islands	3.6%
Chile	2.0%
China	1.8%
Colombia	2.1%
Costa Rica	0.7%
Dominican Republic	3.1%
Ecuador	1.5%
Egypt	2.5%
Ethiopia	0.2%
Ghana	1.0%
Hong Kong	0.3%
Hungary	2.8%
India	1.3%
Indonesia	4.0%
Iraq	0.2%
Ivory Coast	0.6%
Jamaica	0.4%
Jordan	1.2%
Kazakhstan	1.1%
Kenya	0.8%
Kuwait	1.2%
Lebanon	0.2%
Country	Percent of Net Assets
Malaysia	1.9%
Mexico	4.0%
Morocco	0.9%
Nigeria	2.6%
Oman	3.9%
Pakistan	1.1%
Panama	1.3%
Paraguay	0.3%
Peru	2.0%
Philippines	2.9%
Poland	2.9%
Qatar	2.9%
Romania	3.3%
Saudi Arabia	3.8%
Senegal	0.3%
Serbia	0.6%
South Africa	3.2%
Sri Lanka	1.5%
Trinidad and Tobago	0.3%
Tunisia	0.3%
Turkey	6.2%
Ukraine	0.9%
United Arab Emirates	3.3%
Uruguay	1.6%
Vietnam	0.3%
Zambia	0.4%
Other*	1.7%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$22,021,034	$–	$22,021,034
Government Obligations	–	168,008,872	–	168,008,872
Time Deposits	–	1,494,458	–	1,494,458
Total Investments	$–	$191,524,364	$–	$191,524,364

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 103.1%
GOVERNMENT OBLIGATIONS – 102.8%
U.S. Treasury Bill	ZCP	02/01/24	$36,392,200	$36,386,936
U.S. Treasury Bill	ZCP	02/06/24	8,232,200	8,226,204
U.S. Treasury Bill	ZCP	02/08/24	20,583,400	20,562,443
U.S. Treasury Bill	ZCP	02/13/24	19,933,800	19,898,888
U.S. Treasury Bill	ZCP	02/15/24	20,792,700	20,750,298
U.S. Treasury Bill	ZCP	02/20/24	8,263,800	8,240,889
U.S. Treasury Bill	ZCP	02/22/24	11,639,100	11,603,426
U.S. Treasury Bill	ZCP	02/27/24	8,457,000	8,424,884
U.S. Treasury Bill	ZCP	02/29/24	5,712,600	5,689,277
U.S. Treasury Bill	ZCP	03/05/24	8,457,000	8,416,314
U.S. Treasury Bill	ZCP	03/07/24	15,555,500	15,475,924
U.S. Treasury Bill	ZCP	03/12/24	8,457,000	8,407,628
U.S. Treasury Bill	ZCP	03/14/24	16,487,400	16,385,992
U.S. Treasury Bill	ZCP	03/19/24	17,457,000	17,337,096
U.S. Treasury Bill	ZCP	03/21/24	24,820,100	24,642,444
U.S. Treasury Bill	ZCP	03/26/24	17,457,000	17,319,207
U.S. Treasury Bill	ZCP	03/28/24	19,720,500	19,559,599
U.S. Treasury Bill	ZCP	04/02/24	7,838,800	7,769,221
U.S. Treasury Bill	ZCP	04/04/24	9,678,500	9,590,005
U.S. Treasury Bill	ZCP	04/09/24	7,115,500	7,045,502
U.S. Treasury Bill	ZCP	04/11/24	9,972,600	9,871,769
U.S. Treasury Bill	ZCP	04/16/24	7,115,500	7,038,903
U.S. Treasury Bill	ZCP	04/18/24	16,220,600	16,040,212
U.S. Treasury Bill	ZCP	04/23/24	8,367,200	8,268,099
U.S. Treasury Bill	ZCP	04/25/24	13,278,400	13,117,209
U.S. Treasury Bill	ZCP	04/30/24	7,115,500	7,024,356
U.S. Treasury Bill	ZCP	05/02/24	10,278,400	10,142,992
U.S. Treasury Bill	ZCP	05/07/24	5,000,000	4,930,891
U.S. Treasury Bill	ZCP	05/09/24	10,278,400	10,134,120
U.S. Treasury Bill	ZCP	05/14/24	5,000,000	4,926,075
U.S. Treasury Bill	ZCP	05/16/24	15,401,400	15,169,141
U.S. Treasury Bill	ZCP	05/21/24	5,000,000	4,921,133
U.S. Treasury Bill	ZCP	05/23/24	10,278,400	10,113,327
U.S. Treasury Bill	ZCP	05/28/24	6,000,000	5,899,167
U.S. Treasury Bill	ZCP	05/30/24	10,278,400	10,104,029
U.S. Treasury Bill	ZCP	06/06/24	10,095,200	9,915,175
U.S. Treasury Bill	ZCP	06/13/24	16,446,900	16,138,840
U.S. Treasury Bill	ZCP	06/20/24	10,114,100	9,917,173
U.S. Treasury Bill	ZCP	06/27/24	10,129,500	9,922,617
U.S. Treasury Bill	ZCP	07/11/24	51,691,900	50,535,587
U.S. Treasury Bill	ZCP	07/25/24	1,000,000	975,744
U.S. Treasury Bill	ZCP	08/08/24	80,686,900	78,632,501
U.S. Treasury Bill	ZCP	09/05/24	84,631,700	82,213,942
U.S. Treasury Bill	ZCP	10/03/24	88,627,700	85,820,759
U.S. Treasury Bill	ZCP	10/31/24	88,737,800	85,607,672
U.S. Treasury Bill	ZCP	11/29/24	88,903,400	85,453,894

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 102.8% (Continued)
U.S. Treasury Bill	ZCP	12/26/24	$88,641,800	$84,965,879
U.S. Treasury Bill	ZCP	01/23/25	75,000,000	71,664,370
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,100,386,396)				1,101,197,753

TIME DEPOSITS – 0.3%
Sumitomo Mitsui Trust Bank, London	4.67	02/01/24	3,184,976	3,184,976
TOTAL TIME DEPOSITS (Cost – $3,184,976)				3,184,976
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,103,571,372)				1,104,382,729

TOTAL INVESTMENTS – 103.1% (Cost – $1,103,571,372)				$1,104,382,729
OTHER ASSETS LESS LIABILITIES – (3.1)%				(33,598,004)
NET ASSETS – 100.0%				$1,070,784,725

ZCP	Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,101,197,753	$–	$1,101,197,753
Time Deposits	–	3,184,976	–	3,184,976
Total Investments	$–	$1,104,382,729	$–	$1,104,382,729

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	6.88	08/15/25	$725,000	$753,405
U.S. Treasury Note	0.25	05/31/25	8,887,900	8,404,620
U.S. Treasury Note	0.25	06/30/25	9,419,100	8,882,837
U.S. Treasury Note	0.25	07/31/25	9,000,000	8,461,230
U.S. Treasury Note	0.38	07/15/24	69,100	67,637
U.S. Treasury Note	0.38	08/15/24	12,565,000	12,255,538
U.S. Treasury Note	0.38	09/15/24	9,702,900	9,430,574
U.S. Treasury Note	0.38	04/30/25	9,051,500	8,597,511
U.S. Treasury Note	0.50	03/31/25	9,051,000	8,635,573
U.S. Treasury Note	0.63	10/15/24	17,807,300	17,279,341
U.S. Treasury Note	0.75	11/15/24	13,311,900	12,889,143
U.S. Treasury Note	1.00	12/15/24	11,481,100	11,108,637
U.S. Treasury Note	1.13	01/15/25	11,986,400	11,583,030
U.S. Treasury Note	1.13	02/28/25	6,885,500	6,630,790
U.S. Treasury Note	1.25	08/31/24	6,494,000	6,352,071
U.S. Treasury Note	1.38	01/31/25	6,847,300	6,624,362
U.S. Treasury Note	1.50	09/30/24	5,722,100	5,593,465
U.S. Treasury Note	1.50	10/31/24	7,409,200	7,225,707
U.S. Treasury Note	1.50	11/30/24	8,535,300	8,302,913
U.S. Treasury Note	1.50	02/15/25	11,018,000	10,659,269
U.S. Treasury Note	1.75	07/31/24	58,500	57,540
U.S. Treasury Note	1.75	12/31/24	7,381,200	7,181,245
U.S. Treasury Note	1.75	03/15/25	10,498,000	10,169,732
U.S. Treasury Note	1.88	08/31/24	4,090,300	4,015,045
U.S. Treasury Note	2.00	02/15/25	11,688,300	11,364,817
U.S. Treasury Note	2.00	08/15/25	11,150,000	10,758,008
U.S. Treasury Note	2.13	07/31/24	29,600	29,167
U.S. Treasury Note	2.13	09/30/24	2,005,500	1,968,563
U.S. Treasury Note	2.13	11/30/24	5,687,500	5,562,086
U.S. Treasury Note	2.13	05/15/25	11,589,800	11,249,802
U.S. Treasury Note	2.25	10/31/24	2,937,400	2,880,660
U.S. Treasury Note	2.25	11/15/24	14,707,500	14,406,743
U.S. Treasury Note	2.25	12/31/24	5,526,800	5,402,015
U.S. Treasury Note	2.38	08/15/24	14,953,500	14,739,712
U.S. Treasury Note	2.50	01/31/25	5,628,800	5,506,220
U.S. Treasury Note	2.63	03/31/25	3,515,000	3,437,080
U.S. Treasury Note	2.63	04/15/25	9,905,900	9,680,502
U.S. Treasury Note	2.75	02/28/25	5,499,100	5,388,474
U.S. Treasury Note	2.75	05/15/25	9,687,100	9,475,384
U.S. Treasury Note	2.75	06/30/25	3,975,000	3,884,709
U.S. Treasury Note	2.88	04/30/25	5,574,600	5,461,366
U.S. Treasury Note	2.88	05/31/25	5,147,300	5,040,433
U.S. Treasury Note	2.88	06/15/25	9,429,900	9,231,172
U.S. Treasury Note	2.88	07/31/25	4,000,000	3,911,953
U.S. Treasury Note	3.00	07/31/24	23,400	23,158
U.S. Treasury Note	3.00	07/15/25	9,319,600	9,133,572
U.S. Treasury Note	3.13	08/15/25	8,500,000	8,339,629
U.S. Treasury Note	3.25	08/31/24	14,641,800	14,484,801

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	3.88	03/31/25	$9,093,900	$9,019,124
U.S. Treasury Note	3.88	04/30/25	9,083,900	9,010,093
U.S. Treasury Note	4.13	01/31/25	9,654,000	9,597,056
U.S. Treasury Note	4.25	09/30/24	12,420,100	12,359,212
U.S. Treasury Note	4.25	12/31/24	8,905,200	8,861,544
U.S. Treasury Note	4.25	05/31/25	9,074,700	9,044,569
U.S. Treasury Note	4.38	10/31/24	10,208,500	10,168,424
U.S. Treasury Note	4.50	11/30/24	10,354,800	10,321,632
U.S. Treasury Note	4.63	02/28/25	9,209,100	9,202,625
U.S. Treasury Note	4.63	06/30/25	9,081,200	9,104,080
U.S. Treasury Note	4.75	07/31/25	9,544,600	9,590,459
U.S. Treasury Note	5.00	08/31/25	9,000,000	9,083,672
TOTAL GOVERNMENT OBLIGATIONS (Cost – $476,565,641)				477,883,731

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Barclays, London	4.67	02/01/24	1,128,517	1,128,517
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,128,517)				1,128,517

TOTAL INVESTMENTS – 99.1% (Cost – $477,694,158)				$479,012,248
OTHER ASSETS LESS LIABILITIES – 0.9%				4,429,304
NET ASSETS – 100.0%				$483,441,552

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$477,883,731	$–	$477,883,731
Time Deposits	–	1,128,517	–	1,128,517
Total Investments	$–	$479,012,248	$–	$479,012,248

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	6.50	11/15/26	$70,000	$74,523
U.S. Treasury Bond	6.63	02/15/27	60,000	64,552
U.S. Treasury Note	0.25	05/31/25	624,000	590,070
U.S. Treasury Note	0.25	07/31/25	1,167,000	1,097,140
U.S. Treasury Note	0.25	08/31/25	886,400	830,948
U.S. Treasury Note	0.25	09/30/25	774,400	724,170
U.S. Treasury Note	0.25	10/31/25	1,241,000	1,157,160
U.S. Treasury Note	0.38	04/30/25	630,000	598,402
U.S. Treasury Note	0.38	11/30/25	784,500	731,240
U.S. Treasury Note	0.38	12/31/25	1,227,600	1,141,572
U.S. Treasury Note	0.38	01/31/26	990,600	918,511
U.S. Treasury Note	0.50	03/31/25	688,700	657,090
U.S. Treasury Note	0.50	02/28/26	1,222,200	1,133,256
U.S. Treasury Note	0.63	07/31/26	1,155,200	1,061,430
U.S. Treasury Note	0.75	03/31/26	1,175,000	1,093,530
U.S. Treasury Note	0.75	04/30/26	1,151,700	1,068,832
U.S. Treasury Note	0.75	05/31/26	1,224,400	1,133,718
U.S. Treasury Note	0.75	08/31/26	1,332,100	1,225,168
U.S. Treasury Note	0.88	06/30/26	1,102,800	1,022,718
U.S. Treasury Note	0.88	09/30/26	1,213,200	1,117,803
U.S. Treasury Note	1.13	01/15/25	47,000	45,418
U.S. Treasury Note	1.13	02/28/25	505,800	487,089
U.S. Treasury Note	1.13	10/31/26	1,174,600	1,086,551
U.S. Treasury Note	1.13	02/28/27	300,000	275,414
U.S. Treasury Note	1.25	11/30/26	1,341,800	1,243,314
U.S. Treasury Note	1.25	12/31/26	1,286,200	1,190,388
U.S. Treasury Note	1.38	01/31/25	27,800	26,895
U.S. Treasury Note	1.38	08/31/26	502,200	469,420
U.S. Treasury Note	1.50	02/15/25	1,792,900	1,734,526
U.S. Treasury Note	1.50	08/15/26	1,177,400	1,104,824
U.S. Treasury Note	1.50	01/31/27	1,593,800	1,482,545
U.S. Treasury Note	1.63	02/15/26	1,060,800	1,007,843
U.S. Treasury Note	1.63	05/15/26	1,053,400	996,286
U.S. Treasury Note	1.63	09/30/26	370,400	348,118
U.S. Treasury Note	1.63	10/31/26	490,600	460,110
U.S. Treasury Note	1.63	11/30/26	497,000	465,646
U.S. Treasury Note	1.75	03/15/25	1,370,200	1,327,354
U.S. Treasury Note	1.75	12/31/26	518,800	487,064
U.S. Treasury Note	1.88	06/30/26	452,800	430,355
U.S. Treasury Note	1.88	07/31/26	485,000	459,879
U.S. Treasury Note	1.88	02/28/27	1,168,200	1,097,150
U.S. Treasury Note	2.00	02/15/25	331,000	321,839
U.S. Treasury Note	2.00	08/15/25	438,800	423,373
U.S. Treasury Note	2.00	11/15/26	1,066,000	1,009,410
U.S. Treasury Note	2.13	05/15/25	325,200	315,660
U.S. Treasury Note	2.13	05/31/26	1,036,300	991,002
U.S. Treasury Note	2.25	11/15/25	898,600	867,342
U.S. Treasury Note	2.25	03/31/26	460,800	442,836

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	2.25	02/15/27	$951,200	$904,197
U.S. Treasury Note	2.50	01/31/25	46,200	45,194
U.S. Treasury Note	2.50	02/28/26	569,400	550,427
U.S. Treasury Note	2.50	03/31/27	1,000,000	956,602
U.S. Treasury Note	2.63	03/31/25	246,200	240,742
U.S. Treasury Note	2.63	04/15/25	746,200	729,221
U.S. Treasury Note	2.63	12/31/25	332,600	322,856
U.S. Treasury Note	2.63	01/31/26	341,600	331,372
U.S. Treasury Note	2.75	02/28/25	413,000	404,692
U.S. Treasury Note	2.75	05/15/25	1,103,000	1,078,893
U.S. Treasury Note	2.75	06/30/25	85,400	83,460
U.S. Treasury Note	2.88	04/30/25	371,800	364,248
U.S. Treasury Note	2.88	05/31/25	341,600	334,508
U.S. Treasury Note	2.88	06/15/25	1,397,400	1,367,951
U.S. Treasury Note	2.88	11/30/25	120,600	117,644
U.S. Treasury Note	3.00	07/15/25	1,241,600	1,216,816
U.S. Treasury Note	3.13	08/15/25	1,171,600	1,149,495
U.S. Treasury Note	3.50	09/15/25	649,400	640,598
U.S. Treasury Note	3.63	05/15/26	884,300	874,732
U.S. Treasury Note	3.75	04/15/26	1,234,600	1,224,183
U.S. Treasury Note	3.88	04/30/25	646,400	641,148
U.S. Treasury Note	3.88	01/15/26	614,200	610,157
U.S. Treasury Note	4.00	12/15/25	703,000	699,705
U.S. Treasury Note	4.00	02/15/26	727,800	724,985
U.S. Treasury Note	4.00	01/15/27	1,000,000	1,000,039
U.S. Treasury Note	4.13	06/15/26	412,600	412,761
U.S. Treasury Note	4.25	05/31/25	640,000	637,875
U.S. Treasury Note	4.25	10/15/25	1,200,300	1,198,823
U.S. Treasury Note	4.25	12/31/25	810,600	810,711
U.S. Treasury Note	4.38	08/15/26	927,400	933,957
U.S. Treasury Note	4.38	12/15/26	1,076,200	1,086,752
U.S. Treasury Note	4.50	11/15/25	278,000	278,950
U.S. Treasury Note	4.50	07/15/26	902,300	910,865
U.S. Treasury Note	4.63	06/30/25	662,000	663,668
U.S. Treasury Note	4.63	03/15/26	707,000	713,324
U.S. Treasury Note	4.63	09/15/26	957,000	970,121
U.S. Treasury Note	4.63	10/15/26	952,200	966,148
U.S. Treasury Note	4.63	11/15/26	999,800	1,015,305
U.S. Treasury Note	4.88	11/30/25	810,600	819,038
U.S. Treasury Note	5.00	08/31/25	484,000	488,500
U.S. Treasury Note	5.00	09/30/25	712,400	719,774
U.S. Treasury Note	5.00	10/31/25	780,400	789,362
TOTAL GOVERNMENT OBLIGATIONS (Cost – $67,869,101)				68,069,283

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	4.67	02/01/24	$165,426	$165,426
TOTAL SHORT-TERM INVESTMENTS (Cost – $165,426)				165,426

TOTAL INVESTMENTS – 99.0% (Cost – $68,034,527)				$68,234,709
OTHER ASSETS LESS LIABILITIES – 1.0%				670,399
NET ASSETS – 100.0%				$68,905,108

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$68,069,283	$–	$68,069,283
Time Deposits	–	165,426	–	165,426
Total Investments	$–	$68,234,709	$–	$68,234,709

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Note	0.38	01/31/26	$12,100	$11,219
U.S. Treasury Note	0.38	07/31/27	488,800	432,302
U.S. Treasury Note	0.38	09/30/27	610,600	537,161
U.S. Treasury Note	0.50	02/28/26	642,400	595,650
U.S. Treasury Note	0.50	04/30/27	398,400	356,708
U.S. Treasury Note	0.50	05/31/27	417,400	372,725
U.S. Treasury Note	0.50	06/30/27	361,800	322,299
U.S. Treasury Note	0.50	08/31/27	450,800	399,469
U.S. Treasury Note	0.50	10/31/27	617,000	543,876
U.S. Treasury Note	0.63	07/31/26	1,119,100	1,028,261
U.S. Treasury Note	0.63	03/31/27	280,700	253,003
U.S. Treasury Note	0.63	11/30/27	674,400	595,948
U.S. Treasury Note	0.63	12/31/27	720,000	634,669
U.S. Treasury Note	0.75	03/31/26	964,000	897,160
U.S. Treasury Note	0.75	04/30/26	608,800	564,995
U.S. Treasury Note	0.75	05/31/26	995,800	922,049
U.S. Treasury Note	0.75	08/31/26	866,500	796,943
U.S. Treasury Note	0.75	01/31/28	833,000	736,261
U.S. Treasury Note	0.88	06/30/26	861,100	798,569
U.S. Treasury Note	0.88	09/30/26	931,200	857,977
U.S. Treasury Note	1.13	10/31/26	617,600	571,304
U.S. Treasury Note	1.13	02/28/27	206,400	189,485
U.S. Treasury Note	1.13	02/29/28	678,200	607,651
U.S. Treasury Note	1.25	11/30/26	634,600	588,021
U.S. Treasury Note	1.25	12/31/26	688,600	637,305
U.S. Treasury Note	1.25	03/31/28	350,000	314,549
U.S. Treasury Note	1.38	08/31/26	260,800	243,777
U.S. Treasury Note	1.50	08/15/26	247,600	232,338
U.S. Treasury Note	1.50	01/31/27	1,035,400	963,124
U.S. Treasury Note	1.63	02/15/26	5,800	5,510
U.S. Treasury Note	1.63	05/15/26	380,300	359,681
U.S. Treasury Note	1.63	09/30/26	208,700	196,145
U.S. Treasury Note	1.63	10/31/26	247,600	232,212
U.S. Treasury Note	1.63	11/30/26	217,000	203,310
U.S. Treasury Note	1.75	12/31/26	161,000	151,151
U.S. Treasury Note	1.88	07/31/26	268,500	254,593
U.S. Treasury Note	1.88	02/28/27	597,500	561,160
U.S. Treasury Note	2.00	11/15/26	567,900	537,753
U.S. Treasury Note	2.25	03/31/26	268,500	258,033
U.S. Treasury Note	2.25	02/15/27	324,100	308,085
U.S. Treasury Note	2.25	08/15/27	617,600	583,246
U.S. Treasury Note	2.25	11/15/27	571,600	538,063
U.S. Treasury Note	2.38	05/15/27	434,000	412,859
U.S. Treasury Note	2.50	02/28/26	14,500	14,017
U.S. Treasury Note	2.50	03/31/27	656,300	627,818
U.S. Treasury Note	2.63	05/31/27	601,400	576,287
U.S. Treasury Note	2.75	04/30/27	613,000	590,252
U.S. Treasury Note	2.75	07/31/27	566,500	544,305

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.2% (Continued)
U.S. Treasury Note	2.75	02/15/28	$860,100	$822,672
U.S. Treasury Note	2.88	05/15/28	550,000	527,871
U.S. Treasury Note	3.13	08/31/27	525,400	510,952
U.S. Treasury Note	3.25	06/30/27	548,500	536,266
U.S. Treasury Note	3.50	01/31/28	535,300	527,040
U.S. Treasury Note	3.50	04/30/28	521,600	513,369
U.S. Treasury Note	3.63	05/15/26	419,600	415,060
U.S. Treasury Note	3.63	03/31/28	586,000	579,659
U.S. Treasury Note	3.63	05/31/28	400,000	395,734
U.S. Treasury Note	3.75	04/15/26	430,000	426,372
U.S. Treasury Note	3.88	11/30/27	552,100	550,828
U.S. Treasury Note	3.88	12/31/27	547,900	546,851
U.S. Treasury Note	4.00	01/15/27	300,000	300,012
U.S. Treasury Note	4.00	02/29/28	548,000	549,605
U.S. Treasury Note	4.00	06/30/28	469,500	471,499
U.S. Treasury Note	4.13	06/15/26	720,000	720,281
U.S. Treasury Note	4.13	09/30/27	533,800	537,115
U.S. Treasury Note	4.13	10/31/27	551,500	554,947
U.S. Treasury Note	4.13	07/31/28	260,000	262,529
U.S. Treasury Note	4.38	08/15/26	247,600	249,351
U.S. Treasury Note	4.38	12/15/26	619,500	625,574
U.S. Treasury Note	4.50	07/15/26	497,600	502,323
U.S. Treasury Note	4.63	03/15/26	17,800	17,959
U.S. Treasury Note	4.63	09/15/26	239,600	242,885
U.S. Treasury Note	4.63	10/15/26	468,500	475,363
U.S. Treasury Note	4.63	11/15/26	483,500	490,998
TOTAL GOVERNMENT OBLIGATIONS (Cost – $35,029,509)				35,312,393

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Citibank, New York	4.67	02/01/24	78,577	78,577
TOTAL SHORT-TERM INVESTMENTS (Cost – $78,577)				78,577

TOTAL INVESTMENTS – 99.4% (Cost – $35,108,086)				$35,390,970
OTHER ASSETS LESS LIABILITIES – 0.6%				229,577
NET ASSETS – 100.0%				$35,620,547

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$35,312,393	$–	$35,312,393
Time Deposits	–	78,577	–	78,577
Total Investments	$–	$35,390,970	$–	$35,390,970

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	5.25	11/15/28	$123,400	$130,669
U.S. Treasury Bond	5.25	02/15/29	62,600	66,488
U.S. Treasury Bond	5.38	02/15/31	275,400	301,348
U.S. Treasury Note	1.00	07/31/28	1,005,900	886,764
U.S. Treasury Note	1.13	08/31/28	879,400	778,200
U.S. Treasury Note	1.25	03/31/28	55,600	49,968
U.S. Treasury Note	1.25	04/30/28	1,084,400	972,487
U.S. Treasury Note	1.25	05/31/28	911,900	816,364
U.S. Treasury Note	1.25	06/30/28	856,800	765,598
U.S. Treasury Note	1.25	09/30/28	1,016,500	902,978
U.S. Treasury Note	1.38	10/31/28	947,200	844,710
U.S. Treasury Note	1.38	12/31/28	803,600	714,419
U.S. Treasury Note	1.50	11/30/28	918,200	822,506
U.S. Treasury Note	1.50	02/15/30	2,414,600	2,105,229
U.S. Treasury Note	1.63	08/15/29	2,037,400	1,814,400
U.S. Treasury Note	1.75	01/31/29	832,400	752,249
U.S. Treasury Note	1.75	11/15/29	1,411,100	1,261,116
U.S. Treasury Note	1.88	02/28/29	704,400	639,656
U.S. Treasury Note	2.38	03/31/29	645,500	600,063
U.S. Treasury Note	2.38	05/15/29	757,000	702,886
U.S. Treasury Note	2.63	02/15/29	845,300	796,794
U.S. Treasury Note	2.63	07/31/29	664,800	623,380
U.S. Treasury Note	2.75	05/31/29	713,800	674,736
U.S. Treasury Note	2.88	05/15/28	47,200	45,301
U.S. Treasury Note	2.88	08/15/28	1,380,900	1,322,751
U.S. Treasury Note	2.88	04/30/29	674,400	642,103
U.S. Treasury Note	3.13	11/15/28	774,800	749,407
U.S. Treasury Note	3.13	08/31/29	689,900	663,247
U.S. Treasury Note	3.25	06/30/29	549,500	532,264
U.S. Treasury Note	3.50	01/31/30	1,475,000	1,442,734
U.S. Treasury Note	3.50	04/30/30	1,478,200	1,444,305
U.S. Treasury Note	3.63	03/31/30	1,384,500	1,362,597
U.S. Treasury Note	3.75	12/31/28	653,600	650,128
U.S. Treasury Note	3.75	05/31/30	1,404,400	1,391,124
U.S. Treasury Note	3.75	06/30/30	1,452,000	1,438,728
U.S. Treasury Note	3.88	09/30/29	588,600	587,634
U.S. Treasury Note	3.88	11/30/29	1,195,200	1,193,239
U.S. Treasury Note	3.88	12/31/29	1,570,400	1,567,394
U.S. Treasury Note	4.00	01/31/29	1,000,000	1,006,250
U.S. Treasury Note	4.00	10/31/29	1,734,600	1,742,663
U.S. Treasury Note	4.00	02/28/30	1,320,200	1,326,182
U.S. Treasury Note	4.00	07/31/30	1,442,400	1,449,612
U.S. Treasury Note	4.13	07/31/28	20,000	20,195
U.S. Treasury Note	4.13	08/31/30	1,473,800	1,491,186
U.S. Treasury Note	4.38	08/31/28	667,800	681,521
U.S. Treasury Note	4.38	11/30/28	795,800	813,519
U.S. Treasury Note	4.38	11/30/30	1,661,200	1,706,494

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.63	09/30/28	$699,100	$720,920
U.S. Treasury Note	4.63	09/30/30	1,530,900	1,593,930
U.S. Treasury Note	4.88	10/31/28	440,000	458,700
U.S. Treasury Note	4.88	10/31/30	1,577,000	1,665,583
TOTAL GOVERNMENT OBLIGATIONS (Cost – $47,283,135)				47,732,719

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo, Tokyo	4.67	02/01/24	154,528	154,528
TOTAL SHORT-TERM INVESTMENTS (Cost – $154,528)				154,528

TOTAL INVESTMENTS – 99.2% (Cost – $47,437,663)				$47,887,247
OTHER ASSETS LESS LIABILITIES – 0.8%				368,717
NET ASSETS – 100.0%				$48,255,964

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$47,732,719	$–	$47,732,719
Time Deposits	–	154,528	–	154,528
Total Investments	$–	$47,887,247	$–	$47,887,247

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Note	0.63	05/15/30	$1,737,100	$1,421,843
U.S. Treasury Note	0.63	08/15/30	2,220,400	1,802,514
U.S. Treasury Note	0.88	11/15/30	2,099,600	1,726,265
U.S. Treasury Note	1.13	02/15/31	2,127,800	1,775,549
U.S. Treasury Note	1.25	08/15/31	2,340,600	1,937,578
U.S. Treasury Note	1.38	11/15/31	6,996,500	5,809,828
U.S. Treasury Note	1.50	02/15/30	1,977,800	1,724,394
U.S. Treasury Note	1.63	08/15/29	677,800	603,613
U.S. Treasury Note	1.63	05/15/31	2,015,700	1,728,148
U.S. Treasury Note	1.75	11/15/29	599,600	535,869
U.S. Treasury Note	1.88	02/15/32	6,609,000	5,680,126
U.S. Treasury Note	2.63	07/31/29	46,000	43,134
U.S. Treasury Note	2.75	08/15/32	6,244,400	5,708,748
U.S. Treasury Note	2.88	05/15/32	6,390,800	5,914,486
U.S. Treasury Note	3.13	08/31/29	97,400	93,637
U.S. Treasury Note	3.38	05/15/33	6,245,800	5,974,010
U.S. Treasury Note	3.50	01/31/30	749,500	733,105
U.S. Treasury Note	3.50	04/30/30	788,600	770,518
U.S. Treasury Note	3.50	02/15/33	6,283,800	6,073,195
U.S. Treasury Note	3.63	03/31/30	780,400	768,054
U.S. Treasury Note	3.75	05/31/30	749,500	742,415
U.S. Treasury Note	3.75	06/30/30	719,200	712,626
U.S. Treasury Note	3.75	12/31/30	617,500	611,566
U.S. Treasury Note	3.88	11/30/29	662,100	661,014
U.S. Treasury Note	3.88	12/31/29	899,400	897,678
U.S. Treasury Note	3.88	08/15/33	6,700,100	6,665,553
U.S. Treasury Note	4.00	10/31/29	481,200	483,437
U.S. Treasury Note	4.00	02/28/30	711,100	714,322
U.S. Treasury Note	4.00	07/31/30	719,200	722,796
U.S. Treasury Note	4.00	01/31/31	600,000	603,609
U.S. Treasury Note	4.13	08/31/30	599,600	606,673
U.S. Treasury Note	4.13	11/15/32	6,216,300	6,302,745
U.S. Treasury Note	4.38	11/30/30	781,600	802,911
U.S. Treasury Note	4.50	11/15/33	7,148,300	7,470,532
U.S. Treasury Note	4.63	09/30/30	600,700	625,432
U.S. Treasury Note	4.88	10/31/30	270,800	286,011
TOTAL GOVERNMENT OBLIGATIONS (Cost – $77,498,872)				79,733,934

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.67	02/01/24	59,364	59,364
TOTAL SHORT-TERM INVESTMENTS (Cost – $59,364)				59,364

TOTAL INVESTMENTS – 98.8% (Cost – $77,558,236)				$79,793,298
OTHER ASSETS LESS LIABILITIES – 1.2%				1,001,729
NET ASSETS – 100.0%				$80,795,027

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$79,733,934	$–	$79,733,934
Time Deposits	–	59,364	–	59,364
Total Investments	$–	$79,793,298	$–	$79,793,298

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	1.88	02/15/41	$4,116,400	$2,916,855
U.S. Treasury Bond	2.25	05/15/41	4,515,800	3,392,495
U.S. Treasury Bond	2.38	02/15/42	3,103,500	2,348,477
U.S. Treasury Bond	2.75	08/15/42	898,300	719,201
U.S. Treasury Bond	2.75	11/15/42	1,044,200	833,728
U.S. Treasury Bond	2.88	05/15/43	924,400	749,053
U.S. Treasury Bond	3.00	05/15/42	1,586,500	1,324,851
U.S. Treasury Bond	3.13	11/15/41	706,000	604,623
U.S. Treasury Bond	3.13	02/15/42	1,635,500	1,397,458
U.S. Treasury Bond	3.13	02/15/43	1,899,400	1,604,103
U.S. Treasury Bond	3.25	05/15/42	3,952,600	3,420,852
U.S. Treasury Bond	3.38	08/15/42	3,293,300	2,897,589
U.S. Treasury Bond	3.38	05/15/44	997,400	867,738
U.S. Treasury Bond	3.63	08/15/43	2,150,600	1,951,333
U.S. Treasury Bond	3.63	02/15/44	2,241,400	2,028,292
U.S. Treasury Bond	3.75	08/15/41	1,051,700	986,462
U.S. Treasury Bond	3.75	11/15/43	1,265,300	1,167,338
U.S. Treasury Bond	3.88	08/15/40	1,558,200	1,498,185
U.S. Treasury Bond	3.88	02/15/43	4,290,800	4,041,062
U.S. Treasury Bond	3.88	05/15/43	3,489,300	3,280,760
U.S. Treasury Bond	4.00	11/15/42	3,389,300	3,252,934
U.S. Treasury Bond	4.25	05/15/39	998,100	1,014,397
U.S. Treasury Bond	4.25	11/15/40	1,294,900	1,301,779
U.S. Treasury Bond	4.38	02/15/38	581,600	604,182
U.S. Treasury Bond	4.38	11/15/39	249,500	256,400
U.S. Treasury Bond	4.38	05/15/40	1,415,800	1,450,531
U.S. Treasury Bond	4.38	08/15/43	2,780,700	2,802,207
U.S. Treasury Bond	4.50	02/15/36	363,700	385,579
U.S. Treasury Bond	4.50	05/15/38	635,200	666,910
U.S. Treasury Bond	4.50	08/15/39	363,500	379,687
U.S. Treasury Bond	4.63	02/15/40	1,723,100	1,820,294
U.S. Treasury Bond	4.75	02/15/41	1,558,600	1,661,979
U.S. Treasury Bond	4.75	11/15/43	2,476,900	2,623,966
U.S. Treasury Bond	5.00	05/15/37	442,800	490,401
U.S. Treasury Note	0.63	05/15/30	3,364,700	2,754,060
U.S. Treasury Note	0.63	08/15/30	4,517,100	3,666,968
U.S. Treasury Note	0.88	11/15/30	3,563,100	2,929,536
U.S. Treasury Note	1.13	02/15/31	3,976,300	3,318,036
U.S. Treasury Note	1.25	08/15/31	4,976,000	4,119,195
U.S. Treasury Note	1.38	11/15/31	4,563,700	3,789,654
U.S. Treasury Note	1.63	05/15/31	6,316,400	5,415,326
U.S. Treasury Note	1.88	02/15/32	4,518,000	3,883,009
U.S. Treasury Note	2.75	08/15/32	4,443,400	4,062,240
U.S. Treasury Note	2.88	05/15/32	4,536,500	4,198,389
U.S. Treasury Note	3.38	05/15/33	3,659,600	3,500,350
U.S. Treasury Note	3.50	02/15/33	4,462,200	4,312,647

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4% (Continued)
U.S. Treasury Note	3.88	08/15/33	$4,738,200	$4,713,769
U.S. Treasury Note	4.13	11/15/32	4,298,900	4,358,682
U.S. Treasury Note	4.50	11/15/33	2,068,500	2,161,744
TOTAL GOVERNMENT OBLIGATIONS (Cost – $111,663,205)				113,925,306

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
JP Morgan Chase, New York	4.67	02/01/24	810,277	810,277
TOTAL SHORT-TERM INVESTMENTS (Cost – $810,277)				810,277

TOTAL INVESTMENTS – 99.1% (Cost – $112,473,482)				$114,735,583
OTHER ASSETS LESS LIABILITIES – 0.9%				1,080,306
NET ASSETS – 100.0%				$115,815,889

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$113,925,306	$–	$113,925,306
Time Deposits	–	810,277	–	810,277
Total Investments	$–	$114,735,583	$–	$114,735,583

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bond	1.25	05/15/50	$3,537,600	$1,842,316
U.S. Treasury Bond	1.38	08/15/50	1,213,100	652,799
U.S. Treasury Bond	1.63	11/15/50	1,113,600	641,364
U.S. Treasury Bond	1.88	02/15/51	1,449,300	889,508
U.S. Treasury Bond	1.88	11/15/51	1,490,700	910,375
U.S. Treasury Bond	2.00	02/15/50	915,800	584,824
U.S. Treasury Bond	2.00	08/15/51	1,153,600	729,201
U.S. Treasury Bond	2.25	08/15/46	649,700	453,166
U.S. Treasury Bond	2.25	08/15/49	707,400	480,921
U.S. Treasury Bond	2.25	02/15/52	1,303,400	874,704
U.S. Treasury Bond	2.38	11/15/49	817,900	570,933
U.S. Treasury Bond	2.38	05/15/51	1,364,000	944,250
U.S. Treasury Bond	2.75	08/15/47	382,000	291,514
U.S. Treasury Bond	2.75	11/15/47	464,200	353,699
U.S. Treasury Bond	2.88	05/15/49	950,500	737,306
U.S. Treasury Bond	2.88	05/15/52	1,113,600	860,343
U.S. Treasury Bond	3.00	08/15/48	671,000	533,864
U.S. Treasury Bond	3.00	02/15/49	974,000	774,026
U.S. Treasury Bond	3.00	08/15/52	1,046,100	829,606
U.S. Treasury Bond	3.63	02/15/53	1,186,800	1,065,153
U.S. Treasury Bond	3.63	05/15/53	1,082,500	973,489
U.S. Treasury Bond	4.00	11/15/52	950,500	913,148
U.S. Treasury Bond	4.13	08/15/53	1,298,500	1,276,689
U.S. Treasury Bond	4.75	11/15/53	980,200	1,070,639
U.S. Treasury Strip	ZCP	02/15/44	976,700	410,386
U.S. Treasury Strip	ZCP	11/15/44	456,300	185,310
U.S. Treasury Strip	ZCP	02/15/45	350,500	140,775
U.S. Treasury Strip	ZCP	08/15/45	187,600	73,736
U.S. Treasury Strip	ZCP	02/15/46	725,500	278,510
U.S. Treasury Strip	ZCP	08/15/46	514,700	193,294
U.S. Treasury Strip	ZCP	05/15/47	254,000	92,487
U.S. Treasury Strip	ZCP	08/15/47	626,800	226,015
U.S. Treasury Strip	ZCP	11/15/47	940,000	335,297
U.S. Treasury Strip	ZCP	02/15/48	1,143,900	403,538
U.S. Treasury Strip	ZCP	08/15/48	1,296,300	448,793
U.S. Treasury Strip	ZCP	02/15/49	966,300	328,674
U.S. Treasury Strip	ZCP	05/15/49	1,635,400	552,011
U.S. Treasury Strip	ZCP	02/15/50	690,800	227,316
U.S. Treasury Strip	ZCP	05/15/50	961,400	313,788
U.S. Treasury Strip	ZCP	08/15/50	1,479,300	478,317
U.S. Treasury Strip	ZCP	11/15/50	971,400	311,588
U.S. Treasury Strip	ZCP	02/15/51	1,591,900	505,864
U.S. Treasury Strip	ZCP	05/15/51	736,500	232,213
U.S. Treasury Strip	ZCP	08/15/51	914,300	286,254
U.S. Treasury Strip	ZCP	11/15/51	1,864,600	579,628
U.S. Treasury Strip	ZCP	02/15/52	1,812,300	560,220

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6% (Continued)
U.S. Treasury Strip	ZCP	08/15/52	$1,661,000	$507,319
U.S. Treasury Strip	ZCP	05/15/53	1,622,500	488,556
TOTAL GOVERNMENT OBLIGATIONS (Cost – $27,150,764)				27,413,726

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase, New York	4.67	02/01/24	20,291	20,291
TOTAL SHORT-TERM INVESTMENTS (Cost – $20,291)				20,291

TOTAL INVESTMENTS – 98.7% (Cost – $27,171,055)				$27,434,017
OTHER ASSETS LESS LIABILITIES – 1.3%				349,853
NET ASSETS – 100.0%				$27,783,870

ZCP	Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2024:

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$27,413,726	$–	$27,413,726
Time Deposits	–	20,291	–	20,291
Total Investments	$–	$27,434,017	$–	$27,434,017